UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2018

Date of reporting period: June 30, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.7%
Argentina — 0.0%
Ternium SA ADR	25,885	$901

Australia — 2.4%
a2 Milk Co Ltd *	364,854	2,836
AGL Energy Ltd	5,072	84
Alumina Ltd	397,740	823
Aristocrat Leisure Ltd	765,363	17,474
ASX Ltd	24,116	1,147
BHP Billiton Ltd	59,110	1,481
BlueScope Steel Ltd	604,919	7,714
Boral Ltd	11,750	57
CIMIC Group Ltd	16,152	505
Cochlear Ltd	59,073	8,737
Computershare Ltd	190,011	2,587
CSL Ltd	122,230	17,395
CSR Ltd	233,261	791
Downer EDI Ltd	147,742	740
Flight Centre Travel Group Ltd	9,188	432
Goodman Group ‡	149,243	1,061
Insurance Australia Group Ltd	1,423,386	8,971
LendLease Group	91,055	1,333
Newcrest Mining Ltd	57,420	925
Orora Ltd	275,440	726
OZ Minerals Ltd	500,943	3,487
Qantas Airways Ltd	2,343,806	10,667
REA Group Ltd	10,087	677
Rio Tinto Ltd	10,954	675
Santos Ltd *	87,564	406
SEEK Ltd	53,792	867
Sonic Healthcare Ltd	14,965	271
South32 Ltd	3,893,345	10,385
Treasury Wine Estates Ltd	121,239	1,558

		104,812

Austria — 0.5%
BAWAG Group AG (A)	146,265	6,831
CA Immobilien Anlagen AG	44,156	1,471
Erste Group Bank AG *	56,659	2,365
OMV AG	168,847	9,575
Raiffeisen Bank International AG (B)	28,151	864
voestalpine AG	23,391	1,078

		22,184

Belgium — 1.1%
Ageas	448,293	22,617
AGFA-Gevaert NV *	70,231	295
Groupe Bruxelles Lambert SA	119,653	12,618
KBC Ancora	7,853	421
KBC Group NV	77,318	5,969
UCB SA	57,719	4,538
Umicore SA	26,910	1,544

		48,002

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Brazil — 0.2%
Cosan SA Industria e Comercio	110,000	$1,017
IRB Brasil Resseguros S/A	210,500	2,595
Raia Drogasil SA *	299,200	5,095

		8,707

Canada — 3.8%
Alimentation Couche-Tard Inc, Cl B	205,725	8,931
Autohome Inc ADR *	21,205	2,142
Bank of Montreal	61,400	4,743
Canadian Imperial Bank of Commerce	140,951	12,254
Canadian Natural Resources Ltd	380,856	13,737
Canadian Pacific Railway Ltd	175,364	32,108
Cogeco Communications Inc	10,970	543
Dollarama Inc	176,667	6,844
Encana Corp	1,395,012	18,208
Gildan Activewear Inc	399,072	11,234
Manulife Financial Corp	1,121,705	20,141
Power Corp of Canada	41,600	931
Royal Bank of Canada	149,493	11,250
Suncor Energy Inc	264,221	10,746
Toronto-Dominion Bank/The	192,686	11,146

		164,958

China — 1.6%
Alibaba Group Holding Ltd ADR *	72,580	13,466
Baidu Inc ADR *	112,147	27,252
Industrial & Commercial Bank of China Ltd, Cl H	5,360,000	4,010
STMicroelectronics NV (B)	491,144	10,959
Tencent Holdings Ltd	227,900	11,439

		67,126

Denmark — 2.1%
Chr Hansen Holding A/S	125,499	11,591
Danske Bank A/S	199,186	6,235
DSV A/S	9,162	740
GN Store Nord A/S	46,615	2,124
H Lundbeck A/S	177,657	12,483
ISS A/S	549,289	18,876
Novo Nordisk A/S, Cl B	77,518	3,596
Novozymes A/S, Cl B	294,554	14,941
Orsted A/S (A)	36,597	2,214
Rockwool International A/S, Cl B	2,399	937
Scandinavian Tobacco Group A/S (A)	906,514	13,687
Tryg A/S	23,381	549
William Demant Holding A/S *	22,406	902

		88,875

Finland — 0.9%
Elisa OYJ, Cl A	13,503	625
Fortum OYJ	58,625	1,399
Neste Oyj	171,850	13,483
Orion Oyj, Cl B	74,148	1,999

SEI Institutional International Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Stora Enso OYJ, Cl R	574,015	$11,233
Tieto OYJ	26,470	858
UPM-Kymmene OYJ	253,782	9,073
Valmet OYJ	24,348	470

		39,140

France — 6.7%
Aeroports de Paris	10,873	2,459
Air Liquide SA	36,860	4,635
Airbus SE	35,136	4,113
Alstom SA	8,361	384
Amundi SA (A)	5,038	349
Arkema SA	50,299	5,955
Atos SE	38,621	5,274
BNP Paribas SA	218,572	13,574
Boiron SA	1,900	161
Carrefour SA	692,722	11,218
Cie Generale des Etablissements Michelin SCA, Cl B	5,768	702
CNP Assurances	83,353	1,897
Covivio‡	7,765	808
Credit Agricole SA	107,661	1,437
Dassault Aviation SA	458	873
Dassault Systemes SE	2,215	310
Eiffage SA	29,095	3,165
Electricite de France SA	93,724	1,289
Engie SA	478,820	7,340
Eramet	3,169	417
Essilor International Cie Generale d’Optique SA	60,897	8,596
Eurazeo SA	9,929	753
Faurecia SA	14,686	1,048
Gecina SA ‡	7,058	1,181
Hermes International	6,416	3,924
ICADE ‡	3,276	307
Ipsen SA	53,516	8,395
IPSOS (B)	18,645	637
Kering SA	14,167	7,999
Les Nouveaux Constructeurs SA	630	34
L’Oreal SA	50,409	12,448
LVMH Moet Hennessy Louis Vuitton SE	41,667	13,875
Natixis SA	176,188	1,250
Nexity SA	23,599	1,491
Pernod Ricard SA	128,251	20,949
Peugeot SA	521,306	11,905
Publicis Groupe SA	227,813	15,677
Remy Cointreau SA	4,380	568
Safran SA	48,586	5,902
Sanofi	222,022	17,796
Schneider Electric SE	251,375	20,961
SCOR SE	28,161	1,046
SPIE SA (B)	261,185	5,300

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TechnipFMC PLC	512,896	$16,378
Thales SA	89,313	11,507
TOTAL SA	204,506	12,466
Ubisoft Entertainment SA *	34,855	3,825
Valeo SA	292,998	16,017
Veolia Environnement SA	34,050	729
Wendel SA	753	104

		289,428

Germany — 7.6%
1&1 Drillisch AG	6,427	366
adidas AG	55,112	12,029
Allianz SE	86,113	17,798
AURELIUS Equity Opportunities SE & Co KGaA (B)	198,164	11,777
Axel Springer SE	9,394	679
BASF SE	254,654	24,354
Bayer AG	95,850	10,559
Beiersdorf AG	21,239	2,411
Brenntag AG	91,547	5,101
Commerzbank AG *	75,058	719
Continental AG	31,340	7,155
Covestro AG (A)	19,658	1,754
CTS Eventim AG & Co KGaA	181,573	8,942
Deutsche Boerse AG	107,234	14,292
Deutsche Lufthansa AG	413,508	9,945
Deutsche Post AG	21,498	702
Gerresheimer AG	98,929	8,028
Hamburger Hafen und Logistik AG	21,501	467
Hannover Rueck SE	1,355	169
Hella GmbH & Co KGaA	118,993	6,669
HOCHTIEF AG	53,142	9,605
HUGO BOSS AG	6,475	588
Infineon Technologies AG	730,545	18,620
Innogy SE (A)(B)	21,274	911
Kloeckner & Co SE	96,437	1,017
Linde AG	140,081	33,430
MAN SE	5,843	661
Puma SE *	2,630	1,538
Rheinmetall AG	7,870	869
RWE AG	80,068	1,825
SAP SE	388,629	44,898
SAP SE ADR (B)	85,708	9,913
Scout24 AG (A)	62,408	3,311
Siemens AG	133,669	17,670
TAG Immobilien AG	141,767	3,117
TUI AG	445,684	9,780
Uniper SE	171,488	5,114
United Internet AG	142,129	8,141
Vonovia SE	34,613	1,647
Wacker Chemie AG (B)	12,346	1,617
Wirecard AG	15,962	2,571

2	SEI Institutional International Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
zooplus AG *(B)	23,527	$4,395

		325,154

Greece — 0.0%
Aegean Airlines SA	12,601	124

Hong Kong — 2.3%
AIA Group Ltd	2,424,400	21,199
BOC Hong Kong Holdings Ltd	365,500	1,721
Chaoda Modern Agriculture Holdings Ltd *	2,440,000	37
China Merchants Port Holdings Co Ltd	2,107,720	4,282
China Mobile Ltd	2,840,740	25,238
Galaxy Entertainment Group Ltd *	2,682,000	20,768
Hang Seng Bank Ltd	63,700	1,593
HK Electric Investments & HK Electric Investments Ltd (A)	472,000	450
HKT Trust & HKT Ltd	228,000	291
Hong Kong Exchanges & Clearing Ltd	21,200	638
Hysan Development Co Ltd	53,000	296
Link REIT ‡	96,500	881
Melco Resorts & Entertainment Ltd ADR	62,112	1,739
Minth Group Ltd	84,000	355
Samsonite International SA	2,070,537	7,324
Sands China Ltd	52,400	280
Techtronic Industries Co Ltd	1,877,500	10,470
Wharf Real Estate Investment Co Ltd	32,000	228

		97,790

India — 0.3%
HDFC Bank Ltd ADR	125,247	13,153

Indonesia — 0.0%
Bukit Asam Tbk PT	1,795,500	497

Ireland — 1.0%
AIB Group PLC	2,502,100	13,584
Experian PLC	591,389	14,636
Kerry Group PLC, Cl A	65,139	6,814
Ryanair Holdings PLC ADR *	63,678	7,274

		42,308

Israel — 0.8%
Bank Hapoalim BM	754,056	5,106
Bank Leumi Le-Israel BM	2,546,791	15,058
Check Point Software Technologies Ltd *(B)	106,814	10,434
First International Bank Of Israel Ltd	55,335	1,157
Frutarom Industries Ltd	6,781	666
Israel Discount Bank Ltd, Cl A	524,464	1,534
Mizrahi Tefahot Bank Ltd	105,243	1,937

		35,892

Italy — 3.2%
Autogrill SpA	104,178	1,293
Brembo SpA	309,295	4,185
Buzzi Unicem SpA (B)	737,425	18,072
CNH Industrial NV	145,736	1,548

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Enel SpA	182,082	$1,011
Eni SpA	16,138	300
ERG SpA	97,887	2,141
EXOR NV	110,800	7,464
Ferrari NV	92,867	12,632
Fiat Chrysler Automobiles NV *	1,079,543	20,588
Hera SpA	739,313	2,305
Intesa Sanpaolo SpA	168,238	510
Luxottica Group SpA	108,023	6,970
Maire Tecnimont SpA	133,013	598
Mediobanca Banca di Credito Finanziario SpA	103,182	959
Poste Italiane SpA (A)(B)	89,045	745
Recordati SpA	230,404	9,162
Saras SpA	692,920	1,680
Societa Iniziative Autostradali e Servizi SpA	114,852	1,730
Tenaris SA	1,034,531	18,982
UniCredit SpA	1,476,952	24,652

		137,527

Japan — 16.9%
77 Bank Ltd/The	58,600	1,279
Aeon Co Ltd	33,700	721
AEON Financial Service Co Ltd	4,300	92
ANA Holdings Inc	65,500	2,406
Arcland Sakamoto Co Ltd	44,400	667
Asahi Glass Co Ltd	185,800	7,238
Asahi Group Holdings Ltd	65,200	3,339
Asahi Kasei Corp	157,300	2,000
Bank of Kyoto Ltd/The	11,500	533
Benesse Holdings Inc	70,400	2,498
Bridgestone Corp	194,800	7,620
Canon Inc	60,200	1,973
Canon Marketing Japan Inc	144,800	3,017
Capcom Co Ltd	78,800	1,942
Coca-Cola Bottlers Japan Holdings Inc	6,200	248
CyberAgent Inc	275,200	16,547
Dai Nippon Printing Co Ltd	486,500	10,888
Daifuku Co Ltd	18,700	820
Daiichi Sankyo Co Ltd	89,300	3,416
Daikin Industries Ltd	112,200	13,442
Daikyo Inc	99,700	2,183
Daito Trust Construction Co Ltd	78,300	12,731
Daiwa House Industry Co Ltd	230,100	7,844
Don Quijote Holdings Co Ltd	21,000	1,009
Dynam Japan Holdings Co Ltd	64,800	86
East Japan Railway Co	236,500	22,665
E-Guardian Inc (B)	194,400	5,062
Eisai Co Ltd	16,400	1,155
en-japan Inc	19,700	994
FamilyMart UNY Holdings Co Ltd	12,700	1,337
FANUC Corp	45,200	8,980

SEI Institutional International Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FUJIFILM Holdings Corp	262,900	$10,268
Fujitsu Ltd	1,570,000	9,522
Fukuoka Financial Group Inc	39,000	196
Goldcrest Co Ltd	21,700	353
Hakuhodo DY Holdings Inc	41,700	669
Haseko Corp	515,300	7,122
Hikari Tsushin Inc	4,100	721
Hisamitsu Pharmaceutical Co Inc	11,100	937
Hitachi Construction Machinery Co Ltd	17,700	575
Hitachi Ltd	92,000	649
Horiba Ltd	6,100	427
Hoshizaki Corp	69,600	7,044
Hoya Corp	81,900	4,657
Idemitsu Kosan Co Ltd	22,400	799
Iida Group Holdings Co Ltd	11,900	230
ITOCHU Corp	402,000	7,286
Japan Airlines Co Ltd	683,300	24,231
Japan Exchange Group Inc	30,000	558
Japan Post Holdings Co Ltd	156,200	1,711
Japan Tobacco Inc	307,400	8,589
JFE Holdings Inc	37,500	710
JXTG Holdings Inc	558,000	3,880
Kajima Corp	67,000	519
Kansai Paint Co Ltd	384,600	7,993
Kao Corp	116,500	8,888
KDDI Corp	948,000	25,941
Keisei Electric Railway Co Ltd	5,900	203
Keyence Corp	62,800	35,469
Kikkoman Corp	13,100	661
Kirin Holdings Co Ltd	162,800	4,355
Kobayashi Pharmaceutical Co Ltd	10,000	864
Kohnan Shoji Co Ltd	35,800	834
Koito Manufacturing Co Ltd	176,210	11,645
Kokuyo Co Ltd	94,700	1,682
Komatsu Ltd	12,800	366
Konami Holdings Corp	112,600	5,733
Kose Corp	50,900	10,969
K’s Holdings Corp	154,800	1,609
Kura Corp	7,900	525
Mabuchi Motor Co Ltd	284,600	13,541
Marubeni Corp	243,700	1,859
McDonald’s Holdings Co Japan Ltd	10,600	541
Medipal Holdings Corp	23,400	471
Mitsubishi Chemical Holdings Corp	247,600	2,073
Mitsubishi Corp	30,700	853
Mitsubishi Gas Chemical Co Inc	169,900	3,850
Mitsui & Co Ltd	13,300	222
Mitsui Chemicals Inc	8,000	213
Mixi Inc	102,900	2,605
Mizuno Corp	23,400	875
Mochida Pharmaceutical Co Ltd	6,000	437
Morinaga Milk Industry Co Ltd	17,900	669

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MS&AD Insurance Group Holdings Inc	532,000	$16,541
Nabtesco Corp *	188,700	5,809
Nexon Co Ltd *	48,400	703
Nidec Corp	17,900	2,687
Nihon Unisys Ltd	63,300	1,591
Nikon Corp	324,500	5,165
Nintendo Co Ltd	1,400	458
Nippon Express Co Ltd	16,400	1,190
Nippon Soda Co Ltd	84,000	465
Nippon Telegraph & Telephone Corp	97,300	4,424
Nippon Telegraph & Telephone Corp ADR	439,238	19,915
Nippon Valqua Industries Ltd	16,800	479
Nissan Chemical Corp	3,900	182
Nisshin Seifun Group Inc	34,500	730
Nitori Holdings Co Ltd	6,300	983
Nitto Kogyo Corp	5,200	104
Nojima Corp	2,500	56
North Pacific Bank Ltd	232,900	780
NTT Data Corp	60,800	700
Obic Co Ltd	11,700	969
Oji Holdings Corp	147,000	912
Omron Corp	119,400	5,573
Oracle Corp Japan	7,300	596
Oriental Land Co Ltd/Japan	37,400	3,925
Otsuka Corp	35,500	1,393
Outsourcing Inc *	871,300	16,173
PALTAC CORPORATION	137,300	7,908
Panasonic Corp	629,800	8,492
Pigeon Corp	287,264	13,979
Pola Orbis Holdings Inc	16,000	704
Prima Meat Packers Ltd	78,000	451
Recruit Holdings Co Ltd	214,400	5,935
Rohm Co Ltd	147,500	12,384
Rohto Pharmaceutical Co Ltd	16,000	514
Ryohin Keikaku Co Ltd	5,200	1,831
Saizeriya Co Ltd	77,400	1,771
Sawada Holdings Co Ltd	3,700	35
SBI Holdings Inc/Japan	56,000	1,443
Seiko Holdings Corp	28,400	611
Sekisui House Ltd	632,800	11,197
Seven & i Holdings Co Ltd	244,700	10,673
Shionogi & Co Ltd	128,700	6,612
Shiseido Co Ltd	31,100	2,470
Showa Corp	50,700	833
Showa Shell Sekiyu KK	31,600	472
SMC Corp/Japan	27,900	10,234
Sojitz Corp	193,200	701
Sompo Holdings Inc	322,400	13,040
Sony Corp	44,400	2,270
Sony Financial Holdings Inc	10,100	193
Square Enix Holdings Co Ltd	28,000	1,375
Sumitomo Corp	191,000	3,138

4	SEI Institutional International Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sumitomo Dainippon Pharma Co Ltd	81,400	$1,723
Sumitomo Metal Mining Co Ltd	42,500	1,626
Sumitomo Mitsui Financial Group Inc	269,700	10,485
Sumitomo Mitsui Trust Holdings Inc	380,822	15,104
Sundrug Co Ltd	11,900	482
Suzuken Co Ltd/Aichi Japan	41,000	1,736
Sysmex Corp	104,100	9,718
T&D Holdings Inc	11,800	177
Taisei Corp	22,900	1,263
Takeda Pharmaceutical Co Ltd (B)	602,700	25,454
Terumo Corp	12,700	728
TIS Inc	69,000	3,177
Tochigi Bank Ltd/The	65,000	225
Tokyo Century Corp	17,100	970
Tokyo Electric Power Co Holdings Inc *	845,200	3,937
Tokyo Electron Ltd	38,700	6,645
Tokyu Fudosan Holdings Corp	100,200	707
Tosoh Corp	1,800	28
TOTO Ltd	8,900	413
Toyota Motor Corp	107,600	6,965
Toyota Motor Corp ADR	148,433	19,120
Tsuruha Holdings Inc	7,100	890
Ube Industries Ltd	204,000	5,302
Wacoal Holdings Corp	418,852	12,214
Warabeya Nichiyo Holdings Co Ltd	19,800	454
Yamada Denki Co Ltd	41,300	205
Yamaha Corp	9,800	510
Yamaha Motor Co Ltd	26,300	662
Yamato Holdings Co Ltd	6,500	192
Yamazaki Baking Co Ltd	76,100	1,992
Yaskawa Electric Corp	49,600	1,753

		728,957

Malaysia — 0.0%
Malayan Banking Bhd	176,000	392
Petronas Dagangan Bhd	59,400	365
Tenaga Nasional Bhd	281,300	1,019

		1,776

Malta — 0.0%
BGP Holdings *(C)	198,683	–

Mexico — 0.4%
Alfa SAB de CV, Cl A	4,914,400	5,765
Wal-Mart de Mexico SAB de CV	3,487,100	9,300

		15,065

Netherlands — 6.2%
ABN AMRO Group NV (A)	81,140	2,105
Adyen NV *(A)	5,681	3,129
Aegon NV (B)	390,188	2,340
AerCap Holdings NV *	225,257	12,198
Akzo Nobel NV	263,701	22,574
ASML Holding NV	98,196	19,456

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ASR Nederland NV	129,074	$5,272
Heineken Holding NV	93,342	8,947
Heineken NV	84,366	8,473
ING Groep NV	1,770,044	25,477
Koninklijke Ahold Delhaize NV	587,859	14,074
Koninklijke DSM NV	252,234	25,362
Koninklijke Philips NV	200,907	8,544
Koninklijke Volkerwessels NV	31,666	814
NN Group NV	61,885	2,517
NXP Semiconductors NV *	100,002	10,927
RELX NV	106,138	2,264
Royal Dutch Shell PLC, Cl A	782,036	27,182
Royal Dutch Shell PLC, Cl B	723,501	25,920
Royal Dutch Shell PLC ADR, Cl B (B)	278,352	20,222
Unilever NV	85,419	4,766
Wolters Kluwer NV	271,212	15,282

		267,845

New Zealand — 0.1%
Air New Zealand Ltd	896,722	1,928
Fisher & Paykel Healthcare Corp Ltd	107,525	1,084

		3,012

Norway — 1.4%
Aker BP ASA	26,835	990
Aker Solutions ASA *	1,623,185	11,356
Equinor ASA	211,259	5,609
Marine Harvest ASA	1,105,701	22,004
Norsk Hydro ASA	28,134	168
Northern Drilling Ltd *	596,449	5,620
Salmar ASA	10,886	457
Telenor ASA	663,571	13,609

		59,813

Portugal — 0.0%
Altri SGPS SA	55,465	560
Galp Energia SGPS SA, Cl B	68,047	1,298

		1,858

Russia — 0.1%
Tatneft PJSC ADR	52,498	3,321

Singapore — 1.1%
CapitaLand Commercial Trust ‡	479,800	584
City Developments Ltd	1,516,300	12,155
DBS Group Holdings Ltd	933,100	18,210
Genting Singapore Ltd	466,300	417
Hong Leong Finance Ltd	111,300	216
Keppel Corp Ltd	151,000	792
Oversea-Chinese Banking Corp Ltd	1,034,500	8,831
Singapore Airlines Ltd	196,600	1,541
Singapore Exchange Ltd	381,600	2,007
United Overseas Bank Ltd	14,700	289
UOL Group Ltd	31,500	176

SEI Institutional International Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Venture Corp Ltd	74,100	$970

		46,188

South Africa — 0.1%
Investec PLC	416,323	2,965
Reunert Ltd	92,931	544

		3,509

South Korea — 2.1%
BNK Financial Group Inc	155,928	1,308
Daelim Industrial Co Ltd	4,671	321
KT Corp ADR	490,614	6,515
LG Display Co Ltd ADR	75,853	625
LG Electronics Inc	15,243	1,135
Samsung Electronics Co Ltd	746,052	31,228
SK Hynix Inc	111,732	8,592
SK Telecom Co Ltd	97,374	20,357
SK Telecom Co Ltd ADR	788,291	18,383

		88,464

Spain — 1.5%
Abertis Infraestructuras SA	10	–
ACS Actividades de Construccion y Servicios SA	295,899	11,988
Aena SME SA (A)	8,305	1,508
Amadeus IT Group SA, Cl A	122,766	9,690
Bankinter SA	130,216	1,268
CaixaBank SA	2,148,563	9,297
Cia de Distribucion Integral Logista Holdings SA	10,919	283
Ebro Foods SA	48,403	1,130
Ence Energia y Celulosa SA	261,506	2,320
Industria de Diseno Textil SA	126,549	4,323
International Consolidated Airlines Group SA	125,812	1,105
Red Electrica Corp SA (B)	105,363	2,145
Repsol SA	157,990	3,092
Unicaja Banco SA (A)	10,026,905	17,104

		65,253

Sweden — 1.8%
Alfa Laval AB	80,917	1,923
Assa Abloy AB, Cl B	425,495	9,080
Atlas Copco AB, Cl A	314,178	9,159
Atlas Copco AB, Cl B	47,326	1,241
Boliden AB	36,194	1,176
Electrolux AB, Cl B	240,268	5,479
Epiroc AB, Cl A *	63,025	662
Epiroc AB, Cl B *	47,326	434
Hemfosa Fastigheter AB	9,916	116
Hexagon AB, Cl B	131,290	7,331
Lundin Petroleum AB	32,570	1,040
Millicom International Cellular SA (B)	284,279	16,810
Oriflame Holding AG	67,277	2,172
Sandvik AB	441,038	7,839

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Swedbank AB, Cl A	221,202	$4,742
Swedish Match AB	93,902	4,657
Swedish Orphan Biovitrum AB *	65,436	1,430
Tele2 AB, Cl B	44,007	518
Volvo AB, Cl B	4,875	78

		75,887

Switzerland — 6.5%
ABB Ltd	1,088,284	23,794
Adecco Group AG	252,198	14,924
Aryzta AG *(B)	303,982	4,560
Baloise Holding AG	8,304	1,207
Barry Callebaut AG	371	665
Cie Financiere Richemont SA	177,072	15,001
Clariant AG	42,437	1,018
Coca-Cola HBC AG	6,830	228
Emmi AG	782	665
Flughafen Zurich AG	3,040	620
Givaudan SA	8,238	18,684
Julius Baer Group Ltd	162,320	9,527
Kuehne + Nagel International AG	7,645	1,149
Lonza Group AG	42,185	11,195
Nestle SA	149,589	11,585
Novartis AG	455,994	34,571
Pargesa Holding SA	8,307	704
Partners Group Holding AG	14,814	10,854
Roche Holding AG	220,840	49,052
Schindler Holding AG	809	174
SGS SA	3,616	9,621
Sika AG	81,540	11,283
Sonova Holding AG	39,210	7,023
Straumann Holding AG	1,600	1,217
Swatch Group AG/The	498	236
Swiss Life Holding AG	39,998	13,897
Swiss Re AG	44,382	3,831
Swisscom AG	3,342	1,492
Tecan Group AG	3,617	878
Transocean Ltd *	534,883	7,189
UBS Group AG	479,596	7,402
Vifor Pharma AG	2,893	462
Zurich Insurance Group AG	20,845	6,174

		280,882

Taiwan — 0.4%
China Development Financial Holding Corp	5,091,000	1,862
Chong Hong Construction Co Ltd	130,000	401
IEI Integration Corp	46,000	56
L.M. Development Co Ltd	12,000	19
Machvision Inc	36,000	514
MediaTek Inc	347,000	3,415
Simplo Technology Co Ltd	208,000	1,221

6	SEI Institutional International Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Taiwan Semiconductor Manufacturing Co Ltd ADR	316,585	$11,574

		19,062

Thailand — 0.1%
Bangchak Corp PCL	989,000	955
Banpu PCL	1,918,800	1,130
PTT Exploration & Production PCL	262,500	1,113
Quality Houses PCL	3,783,400	352

		3,550

Turkey — 0.0%
Turk Hava Yollari AO *	179,464	530

United Kingdom — 14.4%
3i Group PLC	193,213	2,297
Abcam PLC	95,660	1,685
Admiral Group PLC	15,140	381
Anglo American PLC	89,270	1,997
Antofagasta PLC	32,943	431
Aon PLC	75,147	10,308
Ashtead Group PLC	371,296	11,142
AstraZeneca PLC	288,025	19,975
Aviva PLC	2,551,663	16,979
Balfour Beatty PLC	2,483,272	9,301
Bank of Ireland Group PLC	1,646,248	12,849
Barclays PLC	9,238,462	23,053
Barratt Developments PLC	168,267	1,145
Berkeley Group Holdings PLC	38,369	1,917
BHP Billiton PLC	430,567	9,698
BP PLC	4,458,586	34,041
BP PLC ADR	189,922	8,672
British American Tobacco PLC	543,336	27,474
Bunzl PLC	391,133	11,851
Burberry Group PLC	125,781	3,587
Carnival PLC	268,869	15,431
Cobham PLC *	7,341,873	12,470
Compass Group PLC	1,262,879	26,986
Computacenter PLC	62,379	1,191
CRH PLC	188,190	6,646
Croda International PLC	18,559	1,177
DCC PLC	63,735	5,802
Diageo PLC	317,136	11,397
Direct Line Insurance Group PLC	106,122	480
easyJet PLC	30,728	679
Evraz PLC	551,309	3,701
Ferguson PLC	303,603	24,651
Games Workshop Group PLC	14,095	558
Genus PLC	13,935	485
GlaxoSmithKline PLC	1,156,478	23,358
Glencore PLC	269,469	1,288
Hargreaves Lansdown PLC	48,139	1,253
Hays PLC	1,583,408	3,901
Howden Joinery Group PLC	925,009	6,548

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HSBC Holdings PLC	174,885	$1,641
IMI PLC	419,756	6,273
Inchcape PLC	85,482	881
Indivior PLC *	326,107	1,650
InterContinental Hotels Group PLC	17,103	1,066
Intertek Group PLC	30,747	2,320
Investec PLC	407,105	2,892
JD Sports Fashion PLC	95,690	557
Johnson Matthey PLC	32,162	1,537
Kingfisher PLC	3,183,244	12,482
Legal & General Group PLC	1,144,962	4,021
Lloyds Banking Group PLC	29,837,549	24,837
London Stock Exchange Group PLC	165,478	9,768
Micro Focus International PLC	551,985	9,645
Mondi PLC	153,594	4,159
Old Mutual Ltd *	194,380	386
Pagegroup PLC	91,024	677
Pearson PLC	101,197	1,182
Persimmon PLC	110,622	3,699
Prudential PLC	1,358,148	31,101
QinetiQ Group PLC	319,745	1,139
Quilter PLC *(A)	64,793	124
Reckitt Benckiser Group PLC	80,881	6,662
RELX PLC	762,989	16,344
Rolls-Royce Holdings PLC	1,089,366	14,213
Royal Bank of Scotland Group PLC *	5,800,199	19,611
Royal Mail PLC	150,459	1,004
RSA Insurance Group PLC	197,746	1,774
Schroders PLC	117,139	4,884
Segro PLC ‡	191,650	1,694
Sky PLC	9,783	189
Smith & Nephew PLC	47,772	882
Spectris PLC	183,957	6,339
SSE PLC	990,868	17,726
SSP Group Plc	105,947	887
St James’s Place PLC	605,805	9,178
Standard Life Aberdeen PLC	171,420	737
Tate & Lyle PLC	322,683	2,756
Taylor Wimpey PLC	564,507	1,333
Tesco PLC	5,829,449	19,757
Thomas Cook Group PLC	687,041	977
Vodafone Group PLC	6,088,861	14,777
William Hill PLC	135,535	543

		621,089

United States — 5.1%
Accenture PLC, Cl A	93,566	15,306
Axis Capital Holdings Ltd	337,488	18,771
Builders FirstSource Inc*	414,970	7,590
Chubb Ltd	95,146	12,085
Core Laboratories NV (B)	116,690	14,727
Delphi Technologies PLC	60,467	2,749

SEI Institutional International Trust / Quarterly Report / June 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Facebook Inc, Cl A *	58,259	$11,321
Flex Ltd *	843,202	11,898
ICON PLC *	205,801	27,275
Luxoft Holding Inc, Cl A *	222,618	8,203
Masonite International Corp *	133,292	9,577
Mettler-Toledo International Inc *	13,370	7,736
Microsoft Corp	81,886	8,075
Nice Ltd ADR *	36,266	3,763
Nomad Foods Ltd *	150,777	2,893
nVent Electric PLC *	301,821	7,576
ProPetro Holding Corp *(B)	260,745	4,089
Sensata Technologies Holding PLC *	157,900	7,513
Shopify Inc, Cl A *(B)	85,235	12,435
TE Connectivity Ltd	52,338	4,714
Tower Semiconductor Ltd *	190,100	4,184
UBS Group AG (B)	1,038,014	15,923

		218,403

Total Common Stock (Cost $3,554,220) ($ Thousands)		3,991,042

PREFERRED STOCK — 1.5%
Germany — 1.0%
Henkel AG & Co KGaA	76,061	9,724
Volkswagen AG	191,595	31,814

		41,538

South Korea — 0.5%
Hyundai Motor Co	99,732	7,365
Samsung Electronics Co Ltd	386,900	13,070

		20,435

Total Preferred Stock (Cost $62,238) ($ Thousands)		61,973

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS — 0.0%
Italy — 0.0%
Intesa Sanpaolo, Expires 07/19/2018 *	168,238	$–
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA *‡‡	70,893	73
Repsol SA *‡‡	157,990	90

Total Rights (Cost $—) ($ Thousands)		163

	Shares
AFFILIATED PARTNERSHIP — 4.1%
SEI Liquidity Fund, L.P. 2.010%**†(D)	175,947,538	175,964

Total Affiliated Partnership
(Cost $175,948) ($ Thousands)		175,964

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Government Fund, Cl F 1.660%**†	151,529,019	151,529

Total Cash Equivalent (Cost $151,529) ($ Thousands)		151,529

Total Investments in Securities— 101.8% (Cost $3,943,935) ($ Thousands)		$4,380,671

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	1,575	Sep-2018	$64,153	$62,357	$(1,228)
FTSE 100 Index	348	Sep-2018	35,576	34,925	(217)
Hang Seng Index	45	Jul-2018	8,207	8,238	28
SPI 200 Index	125	Sep-2018	14,014	14,195	143
Topix Index	271	Sep-2018	43,590	42,339	(919)

			$165,540	$162,054	$(2,193)

Percentages are based on Net Assets of $4,304,182 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2018.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2018, the value of these securities amounted to $54,222 ($ Thousands), representing 1.26% of the Net Assets of the Fund.

(B)	Certain securities or partial positions of certain securities are on loan at June 30, 2018. The total market value of securities on loan at June 30, 2018 was $156,146 ($ Thousands).
(C)	Level 3 security in accordance with fair value hierarchy.

8	SEI Institutional International Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Equity Fund (Continued)

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2018 was $175,964 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

CV — Convertible Security

DJ — Dow Jones

DN— Discount Note

FTSE — Financial Times and Stock Exchange

L.P. — Limited Partnership

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

Ser — Series

SPI — Share Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of June 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$3,990,016	$1,026	$—	$3,991,042
Preferred Stock	61,973	—	—	61,973
Rights	163	—	—	163
Affiliated Partnership	—	175,964	—	175,964
Cash Equivalent	151,529	—	—	151,529

Total Investments in Securities	$4,203,681	$176,990	$—	$4,380,671

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$171	$—	$—	$171
Unrealized Depreciation	(2,364)	—	—	(2,364)

Total Other Financial Instruments	$(2,193)	$—	$—	$(2,193)

^A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended June 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “–“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2018	Dividend Income
SEI Liquidity Fund, L.P.	$131,091	$891,516	$(846,657)	$ 2	$ 12	$ 175,964	$ 1,319
SEI Daily Income Trust, Government Fund, Cl F	106,620	188,971	(144,062)	—	—	151,529	1,200

Totals	$237,711	$1,080,487	$(990,719)	$ 2	$ 12	$ 327,493	$ 2,519

SEI Institutional International Trust / Quarterly Report / June 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.7%
Argentina — 0.5%
Arcos Dorados Holdings Inc, Cl A	219,600	$1,526
Cresud SACIF y A ADR (A)	81,909	1,214
IRSA Inversiones y Representaciones SA ADR	73,300	1,267
Tenaris SA ADR	116,205	4,229
YPF SA ADR	41,565	565

		8,801

Austria — 0.1%
Erste Group Bank AG *	46,968	1,960

Brazil — 4.9%
Ambev SA	163,000	762
Ambev SA ADR	370,997	1,718
Atacadao Distribuicao Comercio e Industria Ltda *	948,300	3,668
Azul SA ADR *	83,949	1,373
B2W Cia Digital *	1,288,084	8,972
B3 SA - Brasil Bolsa Balcao*	671,100	3,583
Banco Bradesco SA ADR *	990,541	6,795
Banco do Brasil SA *	199,000	1,472
Banco Santander Brasil SA	110,100	837
Banco Santander Brasil SA ADR	107,300	805
BK Brasil Operacao e Assessoria a Restaurantes SA *	698,917	2,939
BRF SA ADR *(A)	265,400	1,242
Cia de Saneamento Basico do Estado de Sao Paulo *	43,800	265
Cielo SA	288,200	1,240
Cosan SA Industria e Comercio	257,500	2,381
CVC Brasil Operadora e Agencia de Viagens SA	270,500	3,162
Duratex SA *	728,000	1,644
EDP - Energias do Brasil SA	15,700	56
Energisa SA	592,114	4,498
Engie Brasil Energia SA	112,100	991
Estacio Participacoes SA	53,500	339
Hapvida Participacoes e Investimentos SA *(B)	308,058	2,366
Hypera SA *	240,360	1,721
JBS SA	121,400	290
Kroton Educacional SA	463,800	1,127
Localiza Rent a Car SA *	112,500	692
Magazine Luiza SA	67,900	2,250
MRV Engenharia e Participacoes SA	106,100	330
Notre Dame Intermedica Participacoes SA *	411,700	2,317
Petrobras Distribuidora SA	276,700	1,302
Petroleo Brasileiro SA ADR *	953,805	9,567
Rumo SA *	1,660,279	6,041
Suzano Papel e Celulose SA	154,400	1,795
Telefonica Brasil SA ADR	211,971	2,516
TIM Participacoes SA ADR	166,262	2,803

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vale SA ADR, Cl B *	434,972	$5,576

		89,435

Canada — 1.1%
First Quantum Minerals Ltd	871,240	12,829
Pan American Silver Corp	138,876	2,486
Parex Resources Inc *	153,439	2,895
Yamana Gold Inc	442,588	1,284

		19,494

Chile — 0.5%
Cencosud SA	482,793	1,198
Cia Cervecerias Unidas SA ADR	66,679	1,663
Embotelladora Andina SA ADR, Cl B	10,559	243
Empresas COPEC SA	111,274	1,709
SACI Falabella	377,345	3,471
Sociedad Quimica y Minera de Chile SA ADR (A)	24,500	1,177

		9,461

China — 19.4%
AAC Technologies Holdings Inc	145,133	2,044
Agile Group Holdings Ltd	1,258,000	2,142
Agricultural Bank of China Ltd, Cl H	13,052,932	6,106
Air China Ltd, Cl H	1,232,000	1,190
Alibaba Group Holding Ltd ADR *	235,634	43,717
Angang Steel Co Ltd, Cl H (A)	8,120,768	7,328
Anhui Conch Cement Co Ltd, Cl H	845,000	4,847
ANTA Sports Products Ltd	740,069	3,919
Baidu Inc ADR *	117,801	28,626
Bank of China Ltd, Cl H	7,163,105	3,552
Bank of Hangzhou Co Ltd, Cl A	193,867	325
Baozun Inc ADR *	12,056	659
Beijing Capital International Airport Co Ltd, Cl H	694,000	732
BEST Inc ADR *(A)	126,760	1,549
Changyou.com Ltd ADR *	98,500	1,642
China Construction Bank Corp, Cl H	19,692,379	18,198
China Grand Automotive Services Co Ltd, Cl A	311,200	275
China Longyuan Power Group Corp Ltd, Cl H	1,359,000	1,095
China Merchants Bank Co Ltd, Cl H	521,076	1,923
China Molybdenum Co Ltd, Cl H	1,917,000	929
China National Building Material Co Ltd, Cl H	7,246,000	7,176
China Pacific Insurance Group Co Ltd, Cl H	123,600	478
China Petroleum & Chemical Corp, Cl H	5,912,000	5,282
China Vanke Co Ltd, Cl H	317,400	1,111
Chongqing Rural Commercial Bank Co Ltd, Cl H	1,622,612	966
CITIC Securities Co Ltd, Cl H	3,417,400	6,830
Country Garden Holdings Co Ltd	589,000	1,036
Ctrip.com International Ltd ADR *	74,937	3,569
Daqin Railway Co Ltd, Cl A	358,700	445
Dongfeng Motor Group Co Ltd, Cl H	696,000	736

SEI Institutional International Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Foshan Haitian Flavouring & Food Co Ltd, Cl A	42,267	$470
Fosun International Ltd	210,500	396
Guangzhou R&F Properties Co Ltd	1,265,200	2,554
Industrial & Commercial Bank of China Ltd, Cl H	35,433,868	26,512
JD.com Inc ADR *	86,763	3,379
Jiangsu Expressway Co Ltd, Cl H	316,000	377
Kingsoft Corp Ltd	1,134,000	3,440
Kweichow Moutai Co Ltd, Cl A	4,100	453
Longfor Properties Co Ltd	259,500	700
Luzhou Laojiao Co Ltd, Cl A	12,000	110
Momo Inc ADR *	100,342	4,365
NetEase Inc ADR	16,111	4,071
New Oriental Education & Technology Group Inc ADR	4,800	454
Ninestar Corp, Cl A	35,250	146
PetroChina Co Ltd, Cl H	480,000	365
PICC Property & Casualty Co Ltd, Cl H	4,892,550	5,282
Ping An Insurance Group Co of China Ltd, Cl H	2,026,857	18,653
Qudian Inc ADR *(A)	54,700	485
Shenzhou International Group Holdings Ltd	42,000	518
SINA Corp/China *	100,500	8,511
Sino-Ocean Group Holding Ltd	211,500	123
Sinopec Engineering Group Co Ltd, Cl H	1,545,436	1,615
Sinopec Shanghai Petrochemical Co Ltd, Cl H	6,316,000	3,848
Sinopharm Group Co Ltd, Cl H	554,400	2,230
Sinotrans Ltd, Cl H	875,000	462
Sinotruk Hong Kong Ltd	344,500	567
Tencent Holdings Ltd	1,347,625	67,644
Tingyi Cayman Islands Holding Corp	2,164,000	5,020
TravelSky Technology Ltd, Cl H	403,000	1,174
Tsingtao Brewery Co Ltd, Cl H	264,000	1,450
Uni-President China Holdings Ltd	3,607,400	4,635
Vipshop Holdings Ltd ADR *	451,063	4,894
Want Want China Holdings Ltd	1,373,000	1,222
Weibo Corp ADR *	28,758	2,553
Weichai Power Co Ltd, Cl H	834,000	1,150
XCMG Construction Machinery Co Ltd, Cl A	473,399	303
Zhejiang Expressway Co Ltd, Cl H	1,338,000	1,194
Zhejiang Huace Film & TV Co Ltd, Cl A	1,753,600	2,819
Zhuzhou CRRC Times Electric Co Ltd, Cl H	1,255,000	5,967
Zijin Mining Group Co Ltd, Cl H	3,760,000	1,438
ZTO Express Cayman Inc ADR *	280,371	5,607

		355,583

Colombia — 0.3%
Bancolombia SA ADR, Cl R	83,513	3,990
Ecopetrol SA	1,055,721	1,080

		5,070

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Czech Republic — 0.3%
CEZ AS	108,241	$2,560
Komercni banka as	68,435	2,873

		5,433

Egypt — 0.2%
Commercial International Bank Egypt SAE GDR	885,232	4,382

Greece — 0.4%
Eurobank Ergasias SA *	4,152,033	4,339
National Bank of Greece SA *	9,852,553	3,025

		7,364

Hong Kong — 9.4%
3SBio Inc (A)(B)	954,500	2,168
ASM Pacific Technology Ltd	298,100	3,769
Beijing Enterprises Holdings Ltd	269,700	1,313
Beijing Enterprises Water Group Ltd	4,158,000	2,268
Brilliance China Automotive Holdings Ltd	3,715,184	6,705
Chaoda Modern Agriculture Holdings Ltd *	2,056,181	32
China Conch Venture Holdings Ltd	1,243,500	4,549
China Everbright International Ltd	7,710,100	9,965
China Everbright Ltd	1,122,000	2,059
China Gas Holdings Ltd	826,800	3,325
China High Precision Automation Group Ltd *(C)	1,385,624	–
China Medical System Holdings Ltd	3,990,200	7,975
China Mengniu Dairy Co Ltd *	1,454,000	4,930
China Mobile Ltd	678,041	6,024
China Mobile Ltd ADR	206,385	9,161
China Resources Cement Holdings Ltd	238,000	241
China Resources Power Holdings Co Ltd	142,000	250
China State Construction International Holdings Ltd	5,927,923	6,083
China Taiping Insurance Holdings Co Ltd	974,591	3,050
China Traditional Chinese Medicine Holdings Co Ltd	2,472,000	2,139
China Travel International Investment Hong Kong Ltd	812,000	317
CIMC Enric Holdings Ltd	1,784,000	1,699
CITIC Ltd	4,005,000	5,646
CNOOC Ltd	7,977,607	13,768
Country Garden Services Holdings Co Ltd *	67,701	87
CSPC Pharmaceutical Group Ltd	756,000	2,284
Galaxy Entertainment Group Ltd *	250,248	1,938
Geely Automobile Holdings Ltd	90,000	233
Guangzhou Automobile Group Co Ltd, Cl H	3,547,200	3,468
Haier Electronics Group Co Ltd	1,213,100	4,152
Hengan International Group Co Ltd	64,500	621
Hua Hong Semiconductor Ltd (B)	446,000	1,532
Huatai Securities Co Ltd, Cl H *(B)	2,034,200	3,236
Kingboard Chemical Holdings Ltd	683,500	2,500
Li Ning Co Ltd *	1,421,500	1,567

2	SEI Institutional International Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nine Dragons Paper Holdings Ltd	2,413,000	$3,076
People’s Insurance Co Group of China Ltd/The, Cl H	3,911,000	1,840
Postal Savings Bank of China Co Ltd, Cl H (B)	577,000	376
Sands China Ltd	1,138,404	6,087
Semiconductor Manufacturing International Corp *(A)	5,631,455	7,322
Shandong Weigao Group Medical Polymer Co Ltd, Cl H	788,000	557
Shimao Property Holdings Ltd	1,222,500	3,210
Sino Biopharmaceutical Ltd	4,837,800	7,424
SJM Holdings Ltd	2,131,000	2,651
SMI Holdings Group Ltd *(A)	1,199,200	397
Sun Art Retail Group Ltd	1,378,000	1,802
Sunny Optical Technology Group Co Ltd	657,778	12,241
Techtronic Industries Co Ltd	991,500	5,529
Yuexiu Property Co Ltd	2,934,000	561
Yuzhou Properties Co Ltd	347,000	204

		172,331

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	238,138	2,300
OTP Bank Nyrt	100,066	3,624

		5,924

India — 8.5%
Adani Enterprises Ltd	109,791	181
Adani Ports & Special Economic Zone Ltd	629,546	3,429
APS Holdings Corp *	1	–
Ashok Leyland Ltd	758,927	1,393
Axis Bank Ltd *	317,937	2,370
Bajaj Auto Ltd	152,772	6,266
Bharat Forge Ltd	116,104	1,038
Cipla Ltd/India	325,075	2,926
Coal India Ltd	31,516	122
Cummins India Ltd	232,629	2,199
Cyient Ltd	195,124	2,183
Dabur India Ltd	593,082	3,388
Dewan Housing Finance Corp Ltd	316,405	2,944
Escorts Ltd	203,662	2,591
Federal Bank Ltd	1,123,265	1,342
HCL Technologies Ltd	133,561	1,806
HDFC Bank Ltd	123,547	3,802
HDFC Bank Ltd ADR	33,274	3,494
Hindalco Industries Ltd	393,173	1,323
Hindustan Petroleum Corp Ltd	28,534	108
Hindustan Unilever Ltd	223,627	5,356
Housing Development Finance Corp Ltd	246,900	6,876
ICICI Bank Ltd	1,225,971	4,928
ICICI Bank Ltd ADR	770,252	6,185
Indiabulls Housing Finance Ltd	32,203	537
Indian Oil Corp Ltd	58,273	133
Infosys Ltd	428,282	8,171

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Infosys Ltd ADR (A)	83,410	$1,621
JM Financial Ltd	528,780	893
Larsen & Toubro Ltd	108,501	2,019
Mahindra & Mahindra Ltd	88,583	1,161
Maruti Suzuki India Ltd	17,305	2,229
Motherson Sumi Systems Ltd	367,872	1,529
Muthoot Finance Ltd	50,970	282
National Aluminium Co Ltd	329,551	311
NCC Ltd/India	800,188	1,122
NMDC Ltd	176,884	279
Oil & Natural Gas Corp Ltd	61,455	142
Power Grid Corp of India Ltd	1,072,884	2,926
Prestige Estates Projects Ltd	181,899	717
Reliance Industries Ltd	632,972	8,984
Reliance Industries Ltd GDR (B)	696,054	19,559
Rural Electrification Corp Ltd	26,778	41
SH Kelkar & Co Ltd (B)	385,654	1,255
Shriram Transport Finance Co Ltd	207,561	3,936
Sobha Ltd	193,357	1,245
Sun Pharmaceutical Industries Ltd	206,591	1,701
Tata Chemicals Ltd	174,638	1,779
Tata Consultancy Services Ltd	451,576	12,178
Tata Global Beverages Ltd	197,192	775
Tata Motors Ltd *	125,327	493
Tech Mahindra Ltd	90,063	862
United Spirits Ltd *	394,190	3,826
Vedanta Ltd	1,235,933	4,261
Wipro Ltd	102,239	390
Yes Bank Ltd	393,730	1,952
Zee Entertainment Enterprises Ltd	205,400	1,631

		155,190

Indonesia — 1.3%
Adaro Energy Tbk PT	6,247,100	780
Astra International Tbk PT	8,564,600	3,945
Bank Negara Indonesia Persero Tbk PT	3,796,500	1,868
Bank Rakyat Indonesia Persero Tbk PT	26,174,805	5,187
Matahari Department Store Tbk PT	3,161,700	1,942
Perusahaan Gas Negara Persero Tbk	8,235,100	1,147
Sumber Alfaria Trijaya Tbk PT	17,930,408	938
Surya Citra Media Tbk PT	5,330,100	766
Telekomunikasi Indonesia Persero Tbk PT	10,975,300	2,872
United Tractors Tbk PT	1,881,997	4,150

		23,595

Italy — 0.1%
PRADA SpA	402,700	1,863

Luxembourg — 0.2%
National Commercial Bank *	347,453	4,480

Malaysia — 0.6%
AirAsia Group Bhd	1,045,900	774
CIMB Group Holdings Bhd	338,100	456

SEI Institutional International Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hartalega Holdings Bhd	845,300	$1,254
Inari Amertron Bhd	5,020,275	2,809
Malayan Banking Bhd	529,400	1,180
Petronas Dagangan Bhd	147,600	906
Sime Darby Bhd	930,500	564
Tenaga Nasional Bhd	481,200	1,744
Top Glove Corp Bhd	80,800	243
UEM Sunrise Bhd	2,293,195	403
Westports Holdings Bhd	469,900	394

		10,727

Mexico — 2.9%
Alfa SAB de CV, Cl A	524,500	615
America Movil SAB de CV, Ser L	2,496,774	2,106
America Movil SAB de CV ADR, Cl L	90,435	1,507
Arca Continental SAB de CV	225,600	1,400
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	298,836	1,999
Cemex SAB de CV ADR *	158,083	1,037
Coca-Cola Femsa SAB de CV ADR (A)	95,853	5,409
Fomento Economico Mexicano SAB de CV	387,127	3,438
Fomento Economico Mexicano SAB de CV ADR	44,877	3,940
Gruma SAB de CV, Cl B	157,420	1,942
Grupo Financiero Banorte SAB de CV, Cl O	1,238,453	7,358
Grupo GICSA SA de CV *	1,125,368	498
Grupo Mexico SAB de CV, Ser B	715,500	2,049
Grupo Televisa SAB ADR	140,825	2,669
Industrias Bachoco SAB de CV ADR	5,760	332
Infraestructura Energetica Nova SAB de CV	614,278	2,782
Megacable Holdings SAB de CV	125,900	524
Mexichem SAB de CV	1,524,274	4,450
Unifin Financiera SAB de CV SOFOM ENR	443,158	1,201
Wal-Mart de Mexico SAB de CV	3,233,181	8,622

		53,878

Netherlands — 0.0%
VEON Ltd ADR (A)	201,860	480

Panama — 0.2%
Copa Holdings SA, Cl A	41,401	3,917

Peru — 0.8%
Cia de Minas Buenaventura SAA ADR	153,600	2,094
Credicorp Ltd	52,889	11,906

		14,000

Philippines — 0.6%
Ayala Corp	62,230	1,073
BDO Unibank Inc	1,736,696	4,084
Cebu Air Inc	201,950	262
DMCI Holdings Inc	1,750,500	344
Globe Telecom Inc	10,370	299
GT Capital Holdings Inc	67,715	1,155

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Container Terminal Services Inc	89,010	$129
Manila Electric Co	188,060	1,253
Metropolitan Bank & Trust Co	1,933,920	2,660

		11,259

Poland — 0.8%
Dino Polska SA *(B)	195,292	5,425
Energa SA *	175,242	419
Grupa Lotos SA	33,334	507
PLAY Communications SA (B)	375,904	2,570
Polski Koncern Naftowy ORLEN SA	51,793	1,163
Powszechna Kasa Oszczednosci Bank Polski SA	219,126	2,165
Powszechny Zaklad Ubezpieczen SA	240,152	2,500

		14,749

Portugal — 0.3%
Galp Energia SGPS SA, Cl B	245,205	4,677

Qatar — 0.0%
Industries Qatar QSC	8,126	239
Ooredoo QPSC	25,934	518

		757

Russia — 4.5%
Detsky Mir PJSC	952,100	1,397
Gazprom PJSC ADR	1,173,390	5,170
LUKOIL PJSC ADR	216,307	14,870
Mail.Ru Group Ltd GDR *	110,209	3,126
Mobile TeleSystems PJSC ADR	262,302	2,316
Novatek PJSC GDR	10,803	1,469
Novolipetsk Steel PJSC GDR	22,907	559
Rosneft Oil Co PJSC GDR	449,269	2,795
Sberbank of Russia PJSC	776,669	2,700
Sberbank of Russia PJSC ADR (A)	1,839,244	26,443
Surgutneftegas OJSC ADR	73,763	329
X5 Retail Group NV GDR	258,166	6,836
Yandex NV, Cl A *	400,718	14,386

		82,396

South Africa — 4.2%
African Rainbow Minerals Ltd	43,724	348
AngloGold Ashanti Ltd ADR	56,300	462
Barclays Africa Group Ltd	92,543	1,080
Barloworld Ltd	213,841	2,024
Bid Corp Ltd	142,180	2,856
Capitec Bank Holdings Ltd (A)	64,496	4,085
Exxaro Resources Ltd	102,753	942
FirstRand Ltd	1,321,921	6,162
Foschini Group Ltd/The	154,427	1,960
Imperial Holdings Ltd	106,083	1,516
Investec Ltd	17,471	123
JSE Ltd	238,687	2,823
Kumba Iron Ore Ltd (A)	90,928	1,956
Liberty Holdings Ltd	120,758	1,025

4	SEI Institutional International Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Life Healthcare Group Holdings Ltd	1,362,913	$2,474
Mondi Ltd	62,595	1,697
MTN Group Ltd	128,954	1,015
Naspers Ltd, Cl N	66,121	16,812
Novus Holdings Ltd	26,043	6
Petra Diamonds Ltd *(A)	812,505	604
Pick n Pay Stores Ltd	354,736	1,935
RMB Holdings Ltd	514,269	2,844
Sanlam Ltd	110,106	563
Sappi Ltd	58,398	390
Sasol Ltd	133,416	4,895
SPAR Group Ltd/The	120,317	1,628
Standard Bank Group Ltd	706,358	9,888
Truworths International Ltd	392,492	2,212
Vodacom Group Ltd (A)	96,688	866
Wilson Bayly Holmes-Ovcon Ltd	45,758	499
Woolworths Holdings Ltd/South Africa	220,337	891

		76,581

South Korea — 14.0%
Aekyung Industrial Co Ltd *	9,401	625
CJ O Shopping Co Ltd	1,310	329
Com2uSCorp	27,830	4,195
Coway Co Ltd	86,570	6,727
DB Insurance Co Ltd	63,815	3,378
Dentium Co Ltd	24,476	1,961
Doosan Bobcat Inc	89,753	2,577
E-MART Inc	10,858	2,479
Grand Korea Leisure Co Ltd (A)	5,057	118
Hana Financial Group Inc	87,137	3,350
Hana Tour Service Inc (A)	21,606	1,694
Hankook Tire Co Ltd	44,939	1,698
Hotel Shilla Co Ltd (A)	7,401	820
Hyosung Corp (A)	14,872	1,788
Hyundai Department Store Co Ltd	16,007	1,659
Hyundai Engineering & Construction Co Ltd	53,447	2,757
Hyundai Marine & Fire Insurance Co Ltd	109,586	3,314
Hyundai Mipo Dockyard Co Ltd *(A)	4,511	347
Hyundai Motor Co	35,501	3,998
Industrial Bank of Korea	60,155	831
ING Life Insurance Korea Ltd (B)	92,322	3,467
Kangwon Land Inc	46,656	1,095
KB Financial Group Inc	75,518	3,578
KB Financial Group Inc ADR	55,597	2,584
KCC Corp	5,190	1,527
Korea Aerospace Industries Ltd *(A)	128,386	4,746
Korea Electric Power Corp	57,252	1,644
Korea Investment Holdings Co Ltd	9,927	749
KT&G Corp	25,255	2,425
LG Chem Ltd	15,303	4,579
LG Corp	29,148	1,886
LG Electronics Inc	21,021	1,565

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LG Household & Health Care Ltd	3,875	$4,854
LG Uplus Corp	182,110	2,288
Lotte Chemical Corp (A)	9,164	2,861
Lotte Chilsung Beverage Co Ltd	1,241	1,711
Lotte Confectionery Co Ltd	4,626	751
Lotte Corp *(A)	28,243	1,452
Lotte Shopping Co Ltd	1,697	320
LS Corp	4,975	335
LS Industrial Systems Co Ltd	19,219	1,216
Mando Corp (A)	76,665	2,641
NAVER Corp	5,822	3,986
NCSoft Corp (A)	36,753	12,235
Netmarble Corp (A)(B)	12,877	1,762
NH Investment & Securities Co Ltd	85,781	1,151
OCI Co Ltd	10,540	974
Orion Corp/Republic of Korea (A)	32,023	4,281
Partron Co Ltd (A)	199,236	1,269
POSCO	17,996	5,312
Samsung Electro-Mechanics Co Ltd	11,340	1,511
Samsung Electronics Co Ltd	1,426,093	59,692
Samsung Engineering Co Ltd *(A)	411,587	5,780
Samsung Life Insurance Co Ltd (A)	25,014	2,209
Samsung SDS Co Ltd	13,818	2,486
SFA Engineering Corp (A)	76,979	2,262
Shinhan Financial Group Co Ltd	13,226	514
SK Holdings Co Ltd	2,848	662
SK Hynix Inc (A)	399,861	30,747
SK Innovation Co Ltd	29,806	5,402
SK Telecom Co Ltd	51,609	10,790
SK Telecom Co Ltd ADR	345,820	8,065
SKCKOLONPI Inc	45,414	2,017
S-Oil Corp	2,517	247
Woori Bank	40,734	596

		256,869

Switzerland — 0.1%
Wizz Air Holdings Plc *(B)	38,392	1,825

Taiwan — 9.5%
Accton Technology Corp	1,132,200	3,275
Acer Inc	1,522,000	1,243
Advanced Ceramic X Corp	122,900	1,022
Airtac International Group	271,681	3,863
ASE Technology Holding Co Ltd	988,372	2,321
ASMedia Technology Inc	53,000	847
Asustek Computer Inc	84,000	767
AU Optronics Corp	2,268,000	960
Catcher Technology Co Ltd	900,040	10,067
Cathay Financial Holding Co Ltd	2,545,584	4,492
Chailease Holding Co Ltd	574,404	1,884
China Development Financial Holding Corp	560,000	205
Chipbond Technology Corp	178,000	370
Chlitina Holding Ltd	201,000	1,958

SEI Institutional International Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chunghwa Telecom Co Ltd	231,000	$833
Compal Electronics Inc	2,537,000	1,598
CTBC Financial Holding Co Ltd	1,631,000	1,174
Cub Elecparts Inc	81,000	1,036
Delta Electronics Inc	575,100	2,065
Elite Advanced Laser Corp	616,160	2,092
Elite Material Co Ltd	885,400	2,317
eMemory Technology Inc	163,200	2,045
Epistar Corp	228,000	285
Feng TAY Enterprise Co Ltd	361,000	1,812
First Financial Holding Co Ltd	2,047,480	1,383
Formosa Chemicals & Fibre Corp	239,000	952
Formosa Plastics Corp	297,000	1,096
Fubon Financial Holding Co Ltd	1,150,000	1,927
Gigabyte Technology Co Ltd	58,000	128
Hiwin Technologies Corp	157,312	1,857
Hon Hai Precision Industry Co Ltd	2,947,607	8,044
Hota Industrial Manufacturing Co Ltd	249,001	1,209
Hu Lane Associate Inc	208,700	948
Inventec Corp	3,436,000	2,699
Kingpak Technology Inc	254,110	1,659
King’s Town Bank Co Ltd	205,000	220
Largan Precision Co Ltd	16,446	2,422
Lite-On Technology Corp	768,000	930
MediaTek Inc	1,836,079	18,067
Mega Financial Holding Co Ltd	561,000	495
Micro-Star International Co Ltd	987,000	3,050
Nanya Technology Corp	1,110,000	3,029
Parade Technologies Ltd	204,600	3,436
President Chain Store Corp	373,000	4,227
Realtek Semiconductor Corp	39,000	142
Silicon Motion Technology Corp ADR	72,820	3,851
St Shine Optical Co Ltd	15,000	343
TaiMed Biologics Inc*	184,000	1,883
Taiwan Semiconductor Manufacturing Co Ltd	6,202,717	44,046
Taiwan Semiconductor Manufacturing Co Ltd ADR	285,957	10,455
Uni-President Enterprises Corp	943,000	2,394
United Microelectronics Corp	830,000	461
Walsin Lihwa Corp	602,000	409
Wistron Corp	2,153,000	1,599
Yageo Corp	7,000	258
Yuanta Financial Holding Co Ltd	4,278,000	1,950

		174,100

Thailand — 1.4%
Advanced Info Service PCL	416,300	2,325
Bangkok Bank PCL	343,800	2,029
CP ALL PCL	1,337,400	2,967
CP ALL PCL NVDR	922,410	2,046
Home Product Center PCL	9,271,300	3,750
Kiatnakin Bank PCL NVDR	196,400	402

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Minor International PCL NVDR	2,806,249	$2,753
PTT Exploration & Production PCL	385,700	1,636
PTT Global Chemical PCL NVDR	654,500	1,442
PTT PCL	1,874,800	2,716
PTT PCL NVDR	700,700	1,015
Star Petroleum Refining PCL NVDR	555,500	218
Thai Oil PCL	406,886	955
Thai Oil PCL NVDR	354,500	832
Thanachart Capital PCL NVDR	349,000	492
Tisco Financial Group PCL	218,723	554
Tisco Financial Group PCL NVDR	55,977	142

		26,274

Turkey — 1.6%
Akbank Turk AS	1,615,550	2,652
Anadolu Efes Biracilik Ve Malt Sanayii AS	175,824	906
Arcelik AS	373,210	1,242
Aselsan Elektronik Sanayi Ve Ticaret AS	497,076	2,511
Coca-Cola Icecek AS	47,573	352
Eregli Demir ve Celik Fabrikalari TAS	1,226,520	2,731
Ford Otomotiv Sanayi AS	68,247	913
Haci Omer Sabanci Holding AS	119,545	230
Mavi Giyim Sanayi Ve Ticaret AS, Cl B (B)	133,500	1,138
Sok Marketler Ticaret AS *(A)	1,098,866	2,080
TAV Havalimanlari Holding AS	344,182	1,686
Turk Hava Yollari AO *	415,849	1,229
Turkcell Iletisim Hizmetleri AS	2,722,564	7,232
Turkcell Iletisim Hizmetleri AS ADR	104,235	682
Turkiye Garanti Bankasi AS	1,748,329	3,198
Turkiye Is Bankasi AS, Cl C	74,006	92

		28,874

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	298,229	572
DAMAC Properties Dubai Co PJSC	1,085,072	606
Dubai Investments PJSC	1,369,222	708
Dubai Islamic Bank PJSC	1,611,490	2,139
Emaar Properties PJSC	2,764,676	3,707

		7,732

United Kingdom — 1.4%
Anglo American PLC	139,906	3,138
Etalon Group PLC GDR	56,800	155
KAZ Minerals PLC *	641,151	7,136
Mail.Ru Group Ltd GDR *	17,965	521
Novatek PJSC GDR	22,669	3,362
Tullow Oil PLC *	2,776,815	8,982
Vivo Energy PLC *(B)	707,939	1,384

		24,678

United States — 0.7%
Corp America Airports SA *	195,416	1,649
Globant SA *	47,131	2,676
Himax Technologies Inc ADR (A)	102,945	768

6	SEI Institutional International Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Liberty Latin America Ltd, Cl C *	103,100	$1,998
Pagseguro Digital Ltd, Cl A *	19,100	530
Sohu.com Ltd ADR *	147,600	5,240
Yirendai Ltd ADR (A)	8,466	180

		13,041

Vietnam — 0.2%
Vincom Retail JSC *	1,666,000	2,816

Total Common Stock (Cost $1,485,069) ($ Thousands)		1,679,996

PREFERRED STOCK — 2.4%

Brazil — 1.6%
Banco Bradesco SA *	191,689	1,334
Banco do Estado do Rio Grande do Sul SA	77,000	295
Braskem SA	63,700	834
Cia Brasileira de Distribuicao ADR *	107,800	2,154
Cia Energetica de Sao Paulo, Cl B	247,500	1,045
Itau Unibanco Holding SA	494,096	5,156
Itau Unibanco Holding SA ADR	328,654	3,412
Itausa - Investimentos Itau SA	1,468,731	3,508
Lojas Americanas SA *	833,948	3,598
Petroleo Brasileiro SA *	356,220	1,590
Petroleo Brasileiro SA ADR, Cl A *	355,224	3,140
Telefonica Brasil SA	242,700	2,892

		28,958

Colombia — 0.1%
Banco Davivienda SA	45,419	564
Bancolombia SA	64,390	772
Grupo Aval Acciones y Valores SA	1,466,661	612

		1,948

South Korea — 0.7%
Samsung Electronics Co Ltd	370,102	12,503

Total Preferred Stock (Cost $46,152) ($ Thousands)		43,409

EXCHANGE TRADED FUND — 1.7%

United States — 1.7%
iShares MSCI Emerging Markets ETF	708,134	30,684

Total Exchange Traded Fund (Cost $32,413) ($ Thousands)		30,684

Description	Shares		Market Value ($ Thousands)

PARTICIPATION NOTES — 1.2%

China — 0.3%
Han’s Laser, Expires 04/09/2019 *		670,450	$5,375

Luxembourg — 0.0%
Hoa Phat Group JSC, Expires 11/20/2020 *		28,769	48
Savola Group/The, Expires 12/20/2020 *		33,600	332

			380

Saudi Arabia — 0.1%
HBSC Bank Savola Group, Expires 01/24/2020 *		193,864	1,906

Switzerland — 0.6%
Hangzhou Hikvision, Expires 08/22/2018 *		1,452,989	8,153
Spring Airline, Expires 06/03/2019 *		572,000	3,021

			11,174

United Kingdom — 0.1%
Al Tayyar Travel Group Holding, Expires *		185,163	1,326

United States — 0.0%
Motherson Sumi Systems Ltd, Expires 09/21/2021 *		155,000	644

Vietnam — 0.1%
Hoa Phat Group JSC, Expires 07/24/2018 *		1,378,050	2,279

Total Participation Notes (Cost $20,870) ($ Thousands)			23,084

		Number of Rights

RIGHTS — 0.0%

Taiwan — 0.0%
Cathay Financial Holding Co Ltd *‡‡		106,404	–

United Kingdom — 0.0%
Petra Diamonds Ltd, Expires 07/05/2018 *		507,818	127

Total Rights (Cost $310) ($ Thousands)			127

		Face Amount (Thousands)

DEBENTURE BOND — 0.0%

Brazil — 0.0%
Vale, Ser 1997 0.000%, 09/30/2049 (D)	BRL	8	–

Total Debenture Bond (Cost $—) ($ Thousands)			–

SEI Institutional International Trust / Quarterly Report / June 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 3.4%
SEI Liquidity Fund, L.P. 2.010%**†(E)	62,321,869	$62,331

Total Affiliated Partnership (Cost $62,322) ($ Thousands)		62,331

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F 1.660%**†	14,125,195	14,125

Total Cash Equivalent (Cost $14,125) ($ Thousands)		14,125

Total Investments in Securities— 101.2% (Cost $1,661,261) ($ Thousands)		$1,853,756

Percentages are based on Net Assets of $1,830,917 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2018.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at June 30, 2018. The total market value of securities on loan at June 30, 2018 was $59,383 ($ Thousands).
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2018, the value of these securities amounted to $48,063 ($ Thousands), representing 2.63% of the Net Assets of the Fund.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2018 was $62,331 ($ Thousands).

ADR – American Depositary Receipt

BRL – Brazilian Real

Cl – Class

CV – Convertible Security

ETF – Exchange-Traded Fund

GDR – Global Depositary Receipt

JSC – Joint-Stock Company

JSE – Johannesburg Stock Exchange

L.P. – Limited Partnership

Ltd. – Limited

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

PJSC – Public Joint-Stock Company

PLC – Public Limited Company

Ser – Series

The following is a list of the level of inputs used as of June 30, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,677,931	$2,065	$–	$1,679,996
Preferred Stock	43,409	–	–	43,409
Exchange Traded Fund	30,684	–	–	30,684
Participation Notes	–	23,084	–	23,084
Rights	127	–	–	127
Debenture Bond	–	–	–	–
Affiliated Partnership	–	62,331	–	62,331
Cash Equivalent	14,125	–	–	14,125

Total Investments in Securities	$1,766,276	$87,480	$–	$1,853,756

^ A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended June 30, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

For the period ended June 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended June 30, 2018, there were no transfers into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2018	Dividend Income
SEI Liquidity Fund, L.P.	$154,588	$258,703	$(350,966)	$ (3)	$ 9	$62,331	$872
SEI Daily Income Trust, Government Fund, Cl F	7,827	163,670	(157,372)	—	—	14,125	101

Totals	$162,415	$422,373	$(508,338)	$ (3)	$ 9	$76,456	$973

8	SEI Institutional International Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 93.6%
Argentina — 0.2%
Argentina POM Politica Monetaria
40.000%, VAR Argentina Central Bank 7D Repo Ref Rate+0.000%, 06/21/2020	ARS	2,529	$90
Argentine Bonos del Tesoro
16.000%, 10/17/2023		9,727	299
Argentine Republic Government International Bond
5.000%, 01/15/2027	EUR	115	114
Genneia
8.750%, 01/20/2022 (A)		$123	119
Provincia de Buenos Aires
9.125%, 03/16/2024		170	163
Rio Energy
6.875%, 02/01/2025 (A)		150	124

			909

Australia — 2.1%
Australia & New Zealand Banking Group MTN
5.000%, 08/16/2023	AUD	750	605
3.625%, 07/18/2022	EUR	300	399
Australia Government Bond
5.500%, 04/21/2023	AUD	1,675	1,418
4.750%, 04/21/2027		395	341
4.500%, 04/15/2020		540	416
4.500%, 04/21/2033		195	173
4.250%, 04/21/2026		1,425	1,179
3.750%, 04/21/2037		393	325
3.000%, 03/21/2047		1,320	956
2.750%, 04/21/2024		1,230	926
Australia Government Bond, Ser 122
5.250%, 03/15/2019		625	473
Australia Government Bond, Ser 124
5.750%, 05/15/2021		2,583	2,103
National Australia Bank
5.000%, 03/11/2024		750	606
Westpac Banking Corp MTN
1.500%, 03/24/2021	EUR	220	268

			10,188

Austria — 1.7%
JAB Holdings BV
1.250%, 05/22/2024		300	351
Republic of Austria Government Bond
4.150%, 03/15/2037 (A)		406	719
3.650%, 04/20/2022 (A)		290	390
3.150%, 06/20/2044 (A)		475	781
2.100%, 09/20/2117 (A)		75	99
1.950%, 06/18/2019 (A)		1,870	2,234
1.150%, 10/19/2018 (A)		205	241
0.750%, 10/20/2026 (A)		1,912	2,299
0.068%, 07/15/2023 (A)(B)		360	423

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Republic of Austria Government Bond, Ser 97-6
6.250%, 07/15/2027	EUR	288	$510

			8,047

Belgium — 2.1%
Anheuser-Busch InBev MTN
2.250%, 05/24/2029	GBP	205	259
1.500%, 03/17/2025	EUR	415	504
Kingdom of Belgium Government Bond
3.750%, 09/28/2020 (A)		2,126	2,722
3.750%, 06/22/2045		233	406
3.000%, 06/22/2034 (A)		620	922
1.900%, 06/22/2038 (A)		200	256
1.600%, 06/22/2047 (A)		310	362
1.000%, 06/22/2031 (A)		1,149	1,350
0.800%, 06/22/2025 (A)		715	867
0.800%, 06/22/2027 (A)		785	936
0.800%, 06/22/2028 (A)		340	401
Kingdom of Belgium Government Bond, Ser 44
5.000%, 03/28/2035 (A)		64	118
Kingdom of Belgium Government Bond, Ser 65
4.250%, 09/28/2022		790	1,102

			10,205

Brazil — 0.6%
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 08/15/2050	BRL	1,490	1,191
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2021		3,533	931
Minerva Luxembourg
6.500%, 09/20/2026 (A)		$290	266
Odebrecht Finance
7.125%, 06/26/2042		280	98
4.375%, 04/25/2025		200	69
Petrobras Global Finance
5.999%, 01/27/2028 (A)		215	195
Petrobras Global Finance BV
6.250%, 03/17/2024		59	58

			2,808

Canada — 6.9%
Bank of Montreal MTN
0.125%, 04/19/2021	EUR	280	329
Bank of Nova Scotia MTN
0.750%, 09/17/2021		570	682
Bell Canada
3.350%, 06/18/2019	CAD	29	22
Bell Canada MTN
4.700%, 09/11/2023		80	65
3.250%, 06/17/2020		95	73

SEI Institutional International Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Canada Housing Trust No. 1
3.800%, 06/15/2021 (A)	CAD	4,830	$3,839
2.250%, 12/15/2025 (A)		2,235	1,670
1.750%, 06/15/2022 (A)		2,465	1,835
Canadian Government Bond
1.000%, 06/01/2027		1,375	948
Canadian Imperial Bank of Commerce
0.194%, 07/25/2022 (B)	EUR	445	517
CDP Financial
4.400%, 11/25/2019 (A)		$850	869
Export Development Canada MTN
2.400%, 06/07/2021	AUD	1,259	929
Government of Canada
5.750%, 06/01/2033	CAD	1,205	1,327
2.750%, 12/01/2048		400	341
1.750%, 09/01/2019		1,430	1,086
1.500%, 06/01/2026		5,970	4,327
1.250%, 09/01/2018		740	562
1.000%, 09/01/2022		3,620	2,638
0.750%, 09/01/2021		955	698
National Bank of Canada
1.500%, 03/25/2021	EUR	345	420
Province of British Columbia Canada
3.250%, 12/18/2021	CAD	1,150	901
Province of Manitoba Canada
3.850%, 12/01/2021		710	566
Province of Ontario Canada
4.700%, 06/02/2037		1,355	1,282
4.650%, 06/02/2041		540	520
2.800%, 06/02/2048		2,200	1,605
2.600%, 06/02/2025		1,614	1,220
2.400%, 06/02/2026		585	433
Province of Quebec Canada
6.250%, 06/01/2032		720	753
Province of Quebec Canada MTN
3.700%, 05/20/2026	AUD	540	410
Rogers Communications
4.000%, 06/06/2022	CAD	165	130
Royal Bank of Canada
1.625%, 08/04/2020	EUR	530	642
0.125%, 03/11/2021		560	658
Toronto-Dominion Bank MTN
0.375%, 01/12/2021		345	408
Yamana Gold Inc
4.950%, 07/15/2024		$286	286

			32,991

China — 0.1%
Sinopec Group Overseas Development
2.625%, 10/17/2020	EUR	240	295

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Colombia — 0.3%
Colombian TES
10.000%, 07/24/2024	COP	1,940,600	$786
7.750%, 09/18/2030		2,160,100	789

			1,575

Czech Republic — 0.1%
Czech Republic Government Bond
4.700%, 09/12/2022	CZK	7,470	379
2.500%, 08/25/2028		3,030	140

			519

Denmark — 0.6%
Danske Bank
3.875%, 09/12/2023 (A)		$270	268
3.875%, VAR EUR Swap Annual 5 Yr+2.625%, 10/04/2023	EUR	375	442
2.000%, 09/08/2021 (A)		$360	344
Danske Bank MTN
5.875%, VAR EUR Swap Annual 5 Yr+5.471%, 10/29/2049	EUR	344	437
5.375%, VAR ICE LIBOR GDP 3 Month+1.940%, 09/29/2021	GBP	170	226
Kingdom of Denmark
4.500%, 11/15/2039	DKK	2,040	554
1.500%, 11/15/2023		4,025	687

			2,958

Finland — 0.2%
Government of Finland
2.625%, 07/04/2042 (A)	EUR	135	209
1.500%, 04/15/2023 (A)		235	297
0.500%, 09/15/2027 (A)		535	626

			1,132

France — 6.1%
BNP Paribas
7.625%, VAR USD Swap Semi 30/360 5 Year Curr+6.314%, 12/29/2049 (A)		$240	251
4.625%, 03/13/2027 (A)		380	373
BNP Paribas MTN
2.950%, 05/23/2022 (A)		795	767
BPCE
5.250%, 04/16/2029	GBP	200	298
0.415%, VAR ICE LIBOR JPY 3 Month+0.450%, 12/13/2018	JPY	200,000	1,806
BPCE MTN
1.125%, 01/18/2023	EUR	300	351
BPCE SFH
1.750%, 11/29/2019		600	721
BPCE SFH MTN
3.750%, 09/13/2021		200	262
Caisse Francaise de Financement Local MTN
3.000%, 10/02/2028		100	140

2	SEI Institutional International Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Cie de St-Gobain MTN
5.625%, 11/15/2024	GBP	200	$315
CNP Assurances
4.500%, VAR Euribor 3 Month+4.600%, 06/10/2047	EUR	200	250
Credit Agricole
6.500%, VAR EUR Swap Annual 5 Yr+5.120%, 12/31/2049		276	347
Credit Agricole MTN
1.875%, 12/20/2026		200	236
1.375%, 05/03/2027		900	1,067
Credit Agricole Assurances
4.750%, VAR EUR Swap Annual 5 Yr+5.350%, 09/27/2048		300	376
Dexia Credit Local MTN
2.000%, 01/22/2021		200	247
0.625%, 01/21/2022		1,550	1,852
Electricite de France MTN
5.500%, 03/27/2037	GBP	200	324
5.375%, VAR EUR Swap Annual 12 Yr+3.794%, 12/12/2049	EUR	200	251
4.000%, 11/12/2025		350	489
Engie MTN
0.875%, 03/27/2024		300	355
0.375%, 02/28/2023		100	116
French Republic Government Bond OAT
5.750%, 10/25/2032		403	779
4.000%, 10/25/2038		345	606
3.500%, 04/25/2020		680	853
3.250%, 05/25/2045		1,730	2,835
1.750%, 05/25/2023		2,690	3,436
1.750%, 06/25/2039 (A)		60	76
1.750%, 05/25/2066 (A)		165	194
1.250%, 05/25/2036 (A)		960	1,136
0.040%, 03/25/2023 (B)		485	571
0.034%, 05/25/2020 (B)		373	440
0.000%, 05/25/2021 (B)		1,685	1,993
0.000%, 05/25/2022 (B)		868	1,026
Groupama
6.000%, 01/23/2027		200	277
La Financiere Atalian
4.000%, 05/15/2024		160	177
Loxam SAS
6.000%, 04/15/2025 (A)		150	185
Orange MTN
2.500%, 03/01/2023		500	639
RCI Banque MTN
1.250%, 06/08/2022		200	239
0.375%, 07/10/2019		450	527
SNCF Reseau
1.125%, 05/25/2030		200	237

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
SNCF Reseau EPIC
5.500%, 12/01/2021	GBP	205	$309
1.125%, 05/19/2027	EUR	300	363
Societe Generale
6.750%, VAR EUR Swap Annual 5 Yr+5.538%, 10/07/2166		242	302
Total Capital International MTN
4.250%, 11/26/2021	AUD	640	494

			28,888

Germany — 4.7%
BMW Finance MTN
0.454%, 01/29/2021	JPY	200,000	1,814
Bundesrepublik Deutschland
4.000%, 01/04/2037	EUR	1,135	2,072
3.250%, 07/04/2042		2,025	3,572
2.500%, 07/04/2044		357	566
2.500%, 08/15/2046		130	208
0.250%, 02/15/2027		2,160	2,536
0.245%, 08/15/2026 (B)		1,882	2,175
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/2031		120	226
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/2034		95	180
Bundesrepublik Deutschland Bundesanleihe
0.500%, 02/15/2026		977	1,179
Deutsche Telekom International Finance BV MTN
0.625%, 04/03/2023		330	386
E.ON International Finance MTN
6.000%, 10/30/2019	GBP	300	420
innogy Finance BV MTN
4.750%, 01/31/2034		100	155
1.000%, 04/13/2025	EUR	170	198
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	65,000	822
0.500%, 09/15/2027	EUR	510	591
0.125%, 06/07/2023		1,695	1,994
Kreditanstalt fuer Wiederaufbau MTN
3.750%, 05/29/2020	NZD	1,110	771
2.800%, 02/17/2021	AUD	1,230	917
1.125%, 09/15/2032	EUR	500	594
Volkswagen International Finance
2.700%, VAR EUR Swap Annual 5 Yr+2.540%, 12/31/2049		300	342
1.125%, 10/02/2023		600	700
0.500%, 03/30/2021		200	234

			22,652

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey MTN
1.250%, 04/14/2022		570	676

SEI Institutional International Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Hungary — 0.1%
Republic of Hungary
3.000%, 06/26/2024	HUF	75,010	$269

India — 0.1%
Adani Transmission Ltd
4.000%, 08/03/2026		$285	253

Indonesia — 0.1%
Republic of Indonesia MTN
2.150%, 07/18/2024 (A)	EUR	200	235

Ireland — 1.3%
Allied Irish Banks MTN
4.125%, VAR EUR Swap Annual 5 Yr+3.950%, 11/26/2025		177	216
Bank of Ireland
7.375%, VAR EUR Swap Annual 5 Yr+6.956%, 12/29/2049		300	376
1.750%, 03/19/2019		450	533
Bank of Ireland MTN
0.375%, 05/07/2022		555	656
CRH Finance DAC MTN
1.375%, 10/18/2028		170	190
Europcar Groupe
4.125%, 11/15/2024 (A)		100	114
Ireland Government Bond
4.500%, 04/18/2020		205	261
4.400%, 06/18/2019		600	732
3.400%, 03/18/2024		125	173
2.400%, 05/15/2030		92	124
2.000%, 02/18/2045		265	335
1.000%, 05/15/2026		1,579	1,913
0.900%, 05/15/2028		215	253
0.800%, 03/15/2022		205	249
Ryanair DAC
1.125%, 08/15/2023		215	254

			6,379

Israel — 0.3%
Israel Electric MTN
4.250%, 08/14/2028 (A)		$265	255
Israel Government Bond
4.250%, 03/31/2023	ILS	2,521	794
Teva Pharmaceutical Finance Netherlands II
1.125%, 10/15/2024	EUR	220	217
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 04/15/2024		$200	198

			1,464

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Italy — 6.1%
Assicurazioni Generali MTN
5.500%, VAR Euribor 3 Month+5.350%, 10/27/2047	EUR	330	$407
Buoni Poliennali Del Tesoro
4.000%, 02/01/2037		130	171
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
6.000%, 02/15/2023 (A)		110	108
Enel
5.000%, VAR EUR Swap Annual 5 Yr+3.648%, 01/15/2075		105	129
Enel Finance International MTN
5.750%, 09/14/2040	GBP	145	242
5.625%, 08/14/2024		160	246
1.000%, 09/16/2024	EUR	225	259
FCA Bank MTN
2.625%, 04/17/2019		350	417
Intesa Sanpaolo
7.750%, VAR EUR Swap Annual 5
Yr+7.192%, 07/11/2166		400	503
Intesa Sanpaolo MTN
3.500%, 01/17/2022		200	250
Italy Buoni Poliennali Del Tesoro
5.500%, 11/01/2022		690	933
5.000%, 08/01/2034		230	334
5.000%, 08/01/2039		430	629
5.000%, 09/01/2040		590	858
4.750%, 09/01/2044 (A)		140	200
3.750%, 05/01/2021		386	484
3.750%, 09/01/2024		870	1,108
3.500%, 03/01/2030 (A)		2,750	3,391
3.450%, 03/01/2048 (A)		750	879
2.800%, 03/01/2067 (A)		90	91
2.500%, 12/01/2024		430	512
2.450%, 09/01/2033 (A)		1,017	1,112
2.050%, 08/01/2027		375	418
2.000%, 12/01/2025		505	576
2.000%, 02/01/2028		1,095	1,207
1.500%, 08/01/2019		2,265	2,677
1.450%, 05/15/2025		544	602
1.350%, 04/15/2022		4,108	4,775
1.250%, 12/01/2026		1,275	1,359
0.950%, 03/01/2023		1,530	1,724
0.700%, 05/01/2020		315	368
0.350%, 06/15/2020		1,390	1,611
UniCredit
6.625%, VAR EUR Swap Annual 5 Yr+6.387%, 12/03/2166		385	446
Unione di Banche Italiane
1.000%, 01/27/2023		185	219

			29,245

4	SEI Institutional International Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Japan — 18.0%
Development Bank of Japan
2.300%, 03/19/2026	JPY	80,000	$843
1.050%, 06/20/2023		90,000	854
Government of Japan 5 Year Bond
0.100%, 12/20/2019		594,350	5,383
0.100%, 03/20/2020		410,800	3,723
Government of Japan 10 Year Bond
0.900%, 06/20/2022		859,850	8,075
0.100%, 06/20/2026		457,750	4,176
0.100%, 03/20/2027		168,150	1,532
0.100%, 06/20/2027		64,800	590
Government of Japan 20 Year Bond
1.900%, 09/20/2022		583,400	5,715
1.700%, 06/20/2033		1,220,450	13,320
1.400%, 09/20/2034		444,650	4,693
1.000%, 12/20/2035		50,000	498
0.700%, 03/20/2037		52,300	493
0.500%, 09/20/2036		459,900	4,205
0.200%, 06/20/2036		169,400	1,472
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/2028		46,600	513
Government of Japan 20 Year Bond, Ser 128
1.900%, 06/20/2031		55,000	606
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032		729,400	7,930
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033		58,550	631
Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/2033		111,700	1,189
Government of Japan 30 Year Bond
0.800%, 09/20/2047		359,850	3,328
0.300%, 06/20/2046		134,250	1,093
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/2038		85,400	1,050
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		253,200	3,079
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		127,000	1,487
Government of Japan 30 Year Bond, Ser 38
1.800%, 03/20/2043		259,650	2,972
Government of Japan 40 Year Bond
0.400%, 03/20/2056		304,100	2,359
Government of Japan 40 Year Bond, Ser 6
1.900%, 03/20/2053		15,400	185
Government of Japan CPI Linked Bond
0.100%, 03/10/2026		344,157	3,273
Japan Treasury Discount Bill
0.000%, 08/20/2018 (B)		44,600	403

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Mizuho Financial Group MTN
0.956%, 10/16/2024	EUR	385	$449

			86,119

Kazakhstan — 0.1%
Tengizchevroil Finance International
4.000%, 08/15/2026 (A)		$385	360

Luxembourg — 0.1%
Altice Finco
4.750%, 01/15/2028 (A)	EUR	100	99
Arena Luxembourg Finance Sarl
2.875%, 11/01/2024		165	189
INEOS Finance
2.125%, 11/15/2025 (A)		100	111
Samsonite Finco SARL
3.500%, 05/15/2026		100	111

			510

Malaysia — 1.1%
Malaysia Government Bond
5.734%, 07/30/2019	MYR	2,233	566
4.181%, 07/15/2024		3,360	834
4.048%, 09/30/2021		3,380	845
3.955%, 09/15/2025		3,440	835
3.882%, 03/10/2022		780	193
3.795%, 09/30/2022		3,430	848
3.654%, 10/31/2019		1,771	439
3.580%, 09/28/2018		1,130	280
3.441%, 02/15/2021		787	194

			5,034

Mexico — 1.8%
Mexican Bonos
8.000%, 06/11/2020	MXN	23,696	1,212
7.500%, 06/03/2027		16,264	822
6.500%, 06/09/2022		22,900	1,118
5.750%, 03/05/2026		11,907	541
Mexican Bonos, Ser M
6.500%, 06/10/2021		6,746	332
Mexican Bonos, Ser M20
10.000%, 12/05/2024		43,166	2,466
7.750%, 05/29/2031		28,570	1,468
Mexican Bonos, Ser M30
10.000%, 11/20/2036		11,460	718

			8,677

Netherlands — 3.0%
ABN AMRO Bank
5.750%, VAR EUR Swap Annual 5 Yr+5.452%, 12/31/2049	EUR	400	494
Aegon MTN
6.625%, 12/16/2039	GBP	165	329

SEI Institutional International Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Constellium
4.250%, 02/15/2026 (A)	EUR	100	$113
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.500%, VAR EUR Swap Annual 5 Yr+1.400%, 05/26/2026		260	316
Cooperatieve Rabobank UA
6.625%, VAR EUR Swap Annual 5 Yr+6.697%, 12/29/2049		200	262
0.557%, 12/19/2018	JPY	100,000	904
Cooperatieve Rabobank UA MTN
5.250%, 09/14/2027	GBP	195	296
4.625%, 05/23/2029		130	191
ING Bank
5.800%, 09/25/2023 (A)		$315	334
ING Groep
3.150%, 03/29/2022		330	324
Kingdom of Netherlands
4.000%, 01/15/2037 (A)	EUR	855	1,551
3.750%, 01/15/2042 (A)		40	75
2.750%, 01/15/2047 (A)		190	318
2.500%, 01/15/2033 (A)		550	801
2.000%, 07/15/2024 (A)		775	1,017
1.250%, 01/15/2019 (A)		335	395
0.500%, 07/15/2026 (A)		570	680
0.250%, 01/15/2020 (A)		3,195	3,784
0.250%, 07/15/2025 (A)		922	1,088
MARB BondCo PLC
7.000%, 03/15/2024 (A)		$282	271
Shell International Finance
2.000%, 11/15/2018		560	559

			14,102

New Zealand — 2.9%
New Zealand Government Bond
5.500%, 04/15/2023	NZD	9,224	7,188
3.000%, 04/15/2020		5,164	3,569
3.000%, 04/20/2029		380	261
New Zealand Government Inflation Linked Bond
2.500%, 09/20/2035		1,728	1,334
2.000%, 09/20/2025		610	461
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		1,100	799

			13,612

Norway — 0.3%
DNB Bank
6.500%, VAR USD Swap Semi 30/360 5 Year Curr+5.080%, 12/29/2049		$355	362
DNB Boligkreditt MTN
3.875%, 06/16/2021	EUR	390	509

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Norway Government Bond
2.000%, 05/24/2023 (A)	NOK	2,680	$339
1.750%, 02/17/2027 (A)		2,085	257

			1,467

Poland — 1.5%
Republic of Poland Government Bond
3.250%, 07/25/2025	PLN	5,888	1,600
2.500%, 07/25/2018		710	190
2.500%, 07/25/2026		5,603	1,431
1.750%, 07/25/2021		5,940	1,575
1.500%, 04/25/2020		1,100	293
0.670%, 11/15/2018	JPY	200,000	1,808
Republic of Poland Government Bond, Ser 1019
5.500%, 10/25/2019	PLN	1,045	294

			7,191

Portugal — 0.6%
EDP - Energias de Portugal
5.375%, VAR EUR Swap Annual 5 Yr+5.043%, 09/16/2075	EUR	200	252
EDP Finance MTN
2.000%, 04/22/2025		370	442
Portugal Obrigacoes do Tesouro OT
4.125%, 04/14/2027 (A)		640	900
4.100%, 04/15/2037 (A)		145	208
2.200%, 10/17/2022 (A)		775	975

			2,777

Saudi Arabia — 0.1%
Saudi Government International Bond MTN
2.375%, 10/26/2021 (A)		$275	264

Singapore — 1.6%
Singapore Government Bond
4.000%, 09/01/2018	SGD	340	250
3.500%, 03/01/2027		1,040	823
3.125%, 09/01/2022		2,255	1,718
3.000%, 09/01/2024		2,649	2,013
2.250%, 08/01/2036		250	169
2.000%, 07/01/2020		3,260	2,392
Temasek Financial I MTN
2.375%, 01/23/2023 (A)		$495	476

			7,841

Slovak Republic — 0.0%
Slovakia Government Bond
3.375%, 11/15/2024	EUR	75	104

Slovenia — 0.1%
Slovenia Government Bond
1.250%, 03/22/2027		305	367

6	SEI Institutional International Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
South Korea — 0.5%
Hyundai Capital Services MTN
3.500%, 03/30/2022	AUD	680	$502
Korea Treasury Bond
3.000%, 09/10/2024	KRW	884,000	817
1.500%, 12/10/2026		994,000	821

			2,140

Spain — 4.3%
Ayt Cedulas Cajas Global
4.750%, 05/25/2027	EUR	400	610
3.750%, 12/14/2022		600	807
Banco Bilbao Vizcaya Argentaria
8.875%, VAR EUR Swap Annual 5 Yr+9.177%, 12/29/2049		200	262
Banco de Sabadell
0.875%, 11/12/2021		400	478
Banco Santander
6.750%, VAR EUR Swap Annual 5 Yr+6.803%, 07/25/2166		200	251
Banco Santander MTN
3.250%, 04/04/2026		300	363
Bankia
0.875%, 01/21/2021		300	358
CaixaBank
6.750%, VAR EUR Swap Annual 5 Yr+6.498%, 12/31/2049		200	248
1.250%, 01/11/2027		500	595
Ferrovial Emisiones MTN
3.375%, 06/07/2021		475	604
Gas Natural Fenosa Finance BV
3.375%, VAR EUR Swap Annual 9 Yr+3.079%, 12/29/2049		100	115
Gas Natural Fenosa Finance BV MTN
1.250%, 04/19/2026		300	344
Government of Spain
4.900%, 07/30/2040 (A)		705	1,210
4.700%, 07/30/2041 (A)		319	536
3.450%, 07/30/2066 (A)		110	151
2.900%, 10/31/2046 (A)		470	598
2.750%, 10/31/2024 (A)		406	535
1.950%, 04/30/2026 (A)		3,850	4,809
1.950%, 07/30/2030 (A)		85	103
1.600%, 04/30/2025 (A)		168	207
1.450%, 10/31/2027 (A)		1,215	1,442
1.400%, 01/31/2020		935	1,121
1.400%, 04/30/2028 (A)		357	420
0.450%, 10/31/2022		175	206
0.400%, 04/30/2022		700	826
0.050%, 01/31/2021		1,120	1,312
Iberdrola Finanzas MTN
1.000%, 03/07/2025		500	583

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Instituto de Credito Oficial MTN
6.000%, 03/08/2021	EUR	180	$243
Kutxabank
1.250%, 09/22/2025		300	362
Santander Consumer Finance MTN
0.900%, 02/18/2020		300	355
Telefonica Emisiones SAU MTN
1.528%, 01/17/2025		500	592

			20,646

Supra-National — 3.4%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	140,000	1,523
European Financial Stability Facility MTN
1.800%, 07/10/2048	EUR	540	661
1.700%, 02/13/2043		340	413
0.500%, 07/11/2025		695	817
0.125%, 10/17/2023		2,200	2,569
European Investment Bank
1.900%, 01/26/2026	JPY	129,100	1,335
European Investment Bank MTN
6.000%, 08/06/2020	AUD	2,737	2,173
1.250%, 05/12/2025	SEK	7,500	863
1.000%, 03/14/2031	EUR	405	475
0.250%, 10/14/2024		1,725	2,017
0.250%, 09/14/2029		745	813
European Union MTN
2.875%, 04/04/2028		575	813
International Bank for Reconstruction & Development MTN
3.500%, 01/22/2021	NZD	1,120	778
2.800%, 01/13/2021	AUD	1,230	918

			16,168

Sweden — 0.8%
Intrum Justitia
2.750%, 07/15/2022 (A)	EUR	330	366
Nordea Bank MTN
3.500%, VAR EUR Swap Annual 5 Yr+3.003%, 03/12/2167		692	737
Skandinaviska Enskilda Banken
2.903%, VAR ICE LIBOR USD 3 Month+0.570%, 09/13/2019 (A)		$200	201
Skandinaviska Enskilda Banken MTN
5.750%, VAR USD Swap Semi 30/360 5
Year Curr+3.850%, 11/29/2049		465	460
Svenska Handelsbanken
5.250%, VAR USD Swap Semi 30/360 5 Year Curr+3.335%, 12/29/2049		325	315
Swedbank
6.000%, VAR USD Swap Semi 30/360 5 Year Curr+4.106%, 03/17/2166		200	199

SEI Institutional International Trust / Quarterly Report / June 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Fixed Income Fund  (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Sweden Government Bond
3.500%, 06/01/2022	SEK	3,040	$390
3.500%, 03/30/2039		375	60
1.000%, 11/12/2026		1,725	204
Sweden Government Bond, Ser 1047
5.000%, 12/01/2020		3,370	428
Sweden Government Bond, Ser 1052
4.250%, 03/12/2019		3,630	420
Vattenfall
3.000%, VAR EUR Swap Annual 5 Yr+2.511%, 03/19/2077	EUR	175	198

			3,978

Switzerland — 1.4%
Aquarius & Investments for Swiss Reinsurance
6.375%, VAR USD Swap Semi 30/360 5 Year Curr+5.210%, 09/01/2024		$340	347
Credit Suisse
0.285%, 12/18/2018	JPY	200,000	1,807
Credit Suisse MTN
0.750%, 09/17/2021	EUR	220	263
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.598%, 12/31/2049 (A)		$270	279
Government of Switzerland
3.000%, 05/12/2019	CHF	110	114
2.000%, 04/28/2021		735	797
2.000%, 05/25/2022		75	83
1.500%, 04/30/2042		305	380
1.250%, 06/11/2024		405	448
LafargeHolcim Sterling Finance Netherlands BV MTN
3.000%, 05/12/2032	GBP	350	437
Swiss Reinsurance via ELM
2.600%, VAR Euribor 6 Month+3.050%, 09/01/2166	EUR	220	255
UBS MTN
4.750%, VAR EUR Swap Annual 5 Yr+3.400%, 02/12/2026		200	251
UBS Group Funding Switzerland
5.750%, VAR EUR Swap Annual 5 Yr+5.287%, 12/29/2049		540	680
4.125%, 09/24/2025 (A)		$220	218
1.750%, 11/16/2022	EUR	427	520

			6,879

Thailand — 0.3%
Thailand Government Bond
4.875%, 06/22/2029	THB	11,215	404
4.675%, 06/29/2044		16,575	596
3.650%, 12/17/2021		11,020	352

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.625%, 06/16/2023	THB	5,375	$173

			1,525

United Kingdom — 10.8%
Anglian Water Services Financing
6.875%, 08/21/2023	GBP	230	379
Anglo American Capital MTN
1.625%, 09/18/2025	EUR	220	254
Arqiva Financing MTN
4.040%, 06/30/2020	GBP	220	301
Aviva MTN
3.875%, VAR EUR Swap Annual 5 Yr+3.480%, 07/03/2044	EUR	121	150
3.375%, VAR Euribor 3 Month+3.550%, 12/04/2045		515	611
Bank of Scotland MTN
4.750%, 06/08/2022		455	628
Barclays MTN
3.125%, 01/17/2024	GBP	235	310
2.000%, VAR EUR Swap Annual 5 Yr+1.900%, 02/07/2028	EUR	375	419
1.875%, 03/23/2021		575	695
Barclays Bank MTN
10.000%, 05/21/2021	GBP	180	285
BAT International Finance MTN
1.250%, 03/13/2027	EUR	333	375
BG Energy Capital MTN
5.000%, 11/04/2036	GBP	100	175
BP Capital Markets MTN
1.117%, 01/25/2024	EUR	165	196
Centrica MTN
4.375%, 03/13/2029	GBP	164	246
4.250%, 09/12/2044		100	150
CK Hutchison Finance 16 II
0.875%, 10/03/2024	EUR	400	462
CNH Industrial Finance Europe MTN
2.875%, 05/17/2023		220	272
Coca-Cola European Partners
2.375%, 05/07/2025		400	509
Crh Finance UK MTN
4.125%, 12/02/2029	GBP	250	368
Delphi Automotive
1.500%, 03/10/2025	EUR	420	489
DS Smith MTN
1.375%, 07/26/2024		430	496
EC Finance
2.375%, 11/15/2022 (A)		100	115
FCE Bank MTN
1.615%, 05/11/2023		510	607
Gatwick Funding MTN
5.250%, 01/23/2024	GBP	250	380

8	SEI Institutional International Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Fixed Income Fund  (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
HBOS Capital Funding
6.461%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield+2.850%, 11/29/2049	GBP	115	$154
Heathrow Funding MTN
2.750%, 08/09/2049		160	188
1.875%, 05/23/2022	EUR	750	922
HSBC Holdings
6.750%, 09/11/2028	GBP	350	585
6.000%, VAR EUR Swap Annual 5 Yr+5.338%, 12/29/2049	EUR	345	451
Imperial Brands Finance
0.500%, 07/27/2021		150	176
InterContinental Hotels Group MTN
3.750%, 08/14/2025	GBP	174	244
International Game Technology
4.750%, 02/15/2023	EUR	160	199
Lecta
6.500%, 08/01/2023 (A)		113	130
Legal & General Group MTN
5.375%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield+4.580%, 10/27/2045	GBP	135	192
Lloyds Banking Group MTN
1.750%, VAR EUR Swap Annual 5 Yr+1.300%, 09/07/2028	EUR	230	262
1.000%, 11/09/2023		280	324
National Westminster Bank MTN
3.875%, 10/19/2020		123	157
Nationwide Building Society MTN
4.625%, 02/08/2021		550	721
2.000%, VAR EUR Swap Annual 5 Yr+1.500%, 07/25/2029		230	264
Next
3.625%, 05/18/2028	GBP	190	252
Northumbrian Water Finance
6.875%, 02/06/2023		190	305
5.625%, 04/29/2033		70	121
Rio Tinto Finance MTN
4.000%, 12/11/2029		124	188
2.875%, 12/11/2024	EUR	290	384
Royal Bank of Scotland Group
4.654%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2017		$200	191
Royal Bank of Scotland Group MTN
2.500%, 03/22/2023	EUR	465	571
Santander UK Group Holdings PLC MTN
3.625%, 01/14/2026	GBP	100	138
Santander UK PLC
6.222%, VAR ICE LIBOR GDP 3 Month+1.130%, 05/24/2167		170	222

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Santander UK PLC MTN
4.250%, 04/12/2021	EUR	350	$458
1.125%, 01/14/2022		330	394
Severn Trent Utilities Finance MTN
3.625%, 01/16/2026	GBP	175	248
Sky PLC MTN
6.000%, 05/21/2027		50	83
SSE PLC MTN
0.875%, 09/06/2025	EUR	395	458
Standard Chartered
3.869%, VAR ICE LIBOR USD 3 Month+1.510%, 01/29/2049 (A)		$500	437
Standard Chartered MTN
5.125%, 06/06/2034	GBP	100	141
3.625%, 11/23/2022	EUR	160	202
Stonegate Pub Financing
4.875%, 03/15/2022	GBP	140	182
Thames Water Utilities Cayman Finance MTN
4.625%, 06/04/2046		155	252
Unilever NV
0.375%, 02/14/2023	EUR	220	258
United Kingdom Gilt
4.750%, 12/07/2030	GBP	115	208
4.500%, 12/07/2042		230	470
4.250%, 12/07/2027		95	159
4.250%, 06/07/2032		1,720	3,030
4.250%, 03/07/2036		435	801
4.250%, 09/07/2039		370	707
4.250%, 12/07/2040		100	194
4.250%, 12/07/2046		1,045	2,150
3.750%, 09/07/2021		945	1,364
3.750%, 07/22/2052		80	162
3.500%, 01/22/2045		1,445	2,608
3.250%, 01/22/2044		400	689
2.750%, 09/07/2024		200	290
2.500%, 07/22/2065		1,295	2,233
2.000%, 07/22/2020		4,565	6,183
1.750%, 07/22/2019		1,860	2,483
1.500%, 01/22/2021		1,450	1,951
1.500%, 07/22/2047		130	162
1.250%, 07/22/2027		1,015	1,331
0.750%, 07/22/2023		2,170	2,825
Virgin Media Finance MTN
4.500%, 01/15/2025	EUR	121	143
Wales & West Utilities Finance PLC
6.250%, 11/30/2021	GBP	240	366
Western Power Distribution West Midlands
PLC
5.750%, 04/16/2032		100	172
3.875%, 10/17/2024		230	331
Wm Morrison Supermarkets MTN
3.500%, 07/27/2026		225	315

SEI Institutional International Trust / Quarterly Report / June 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Yorkshire Water Services Odsal Finance
6.588%, 02/21/2023	GBP	195	$311
Zurich Finance PLC MTN
6.625%, 10/30/2049 (C)		235	349

			51,313

United States — 7.1%
AbbVie
1.375%, 05/17/2024	EUR	220	261
Altria Group
4.750%, 05/05/2021		$180	187
American International Group
2.336%, VAR ICE LIBOR GDP 3 Month+1.705%, 03/15/2067	GBP	100	124
Antero Resources
5.125%, 12/01/2022		$210	210
Anthem
2.300%, 07/15/2018		150	150
AT&T
5.000%, 03/01/2021		550	570
1.800%, 09/05/2026	EUR	720	845
Bank of America MTN
2.375%, 06/19/2024		835	1,048
1.625%, 09/14/2022		261	318
1.379%, VAR Euribor 3 Month+1.030%, 02/07/2025		165	195
0.229%, VAR Euribor 3 Month+0.550%, 09/14/2018		375	438
Belden
3.375%, 07/15/2027		100	111
3.375%, 07/15/2027		127	141
Berkshire Hathaway
0.625%, 01/17/2023		265	313
0.500%, 03/13/2020		225	265
BWAY Holding Co
4.750%, 04/15/2024		175	204
Carnival
1.625%, 02/22/2021		180	218
Charter Communications Operating
4.908%, 07/23/2025		$375	379
Chubb INA Holdings
1.550%, 03/15/2028	EUR	325	376
Citigroup
2.040%, 09/16/2020	JPY	200,000	1,878
Citigroup MTN
0.750%, 10/26/2023	EUR	735	852
Community Health Systems
6.250%, 03/31/2023		$88	81
Crown European Holdings
2.875%, 02/01/2026 (A)	EUR	100	111
2.250%, 02/01/2023 (A)		160	185

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
CVS Health Corp
4.300%, 03/25/2028		$265	$261
3.125%, 03/09/2020		835	834
Dell International
6.020%, 06/15/2026 (A)		77	81
5.450%, 06/15/2023 (A)		124	130
Digital Stout Holding MTN
4.250%, 01/17/2025	GBP	305	439
Discovery Communications
2.500%, 09/20/2024		255	328
Dollar Tree
3.055%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020		$705	706
Dover MTN
2.125%, 12/01/2020	EUR	267	327
Fidelity National Information Services
0.400%, 01/15/2021		284	332
Ford Credit Canada
3.700%, 08/02/2018	CAD	1,000	761
Ford Motor Credit MTN
0.103%, VAR Euribor 3 Month+0.430%, 05/14/2021	EUR	750	873
GE Capital UK Funding Unlimited MTN
6.250%, 05/05/2038	GBP	165	303
General Electric
1.500%, 05/17/2029	EUR	170	192
General Motors Financial MTN
0.955%, 09/07/2023		540	622
Goldman Sachs Group
2.625%, 04/25/2021		$425	416
Goldman Sachs Group MTN
2.000%, 07/27/2023	EUR	900	1,106
1.625%, 07/27/2026		170	199
Hess
4.300%, 04/01/2027		$333	322
John Deere Canada Funding MTN
2.650%, 07/16/2018	CAD	1,295	984
Kinder Morgan Energy Partners
4.300%, 05/01/2024		$330	330
Liberty Mutual Finance Europe
1.750%, 03/27/2024 (A)	EUR	163	194
Mallinckrodt International Finance
5.750%, 08/01/2022 (A)		$37	33
4.875%, 04/15/2020 (A)		137	135
Mastercard
1.100%, 12/01/2022	EUR	445	536
McKesson
3.125%, 02/17/2029	GBP	135	177
0.625%, 08/17/2021	EUR	355	419
Metropolitan Life Global Funding I MTN
2.875%, 01/11/2023	GBP	135	187

10	SEI Institutional International Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Moody’s
1.750%, 03/09/2027	EUR	265	$320
Morgan Stanley
1.875%, 03/30/2023		490	600
Morgan Stanley MTN
2.625%, 03/09/2027	GBP	295	383
1.375%, 10/27/2026	EUR	360	413
0.074%, VAR Euribor 3 Month+0.400%, 05/21/2021		850	991
National Capital Trust I
5.620%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield+1.930%, 12/17/2166 (A)	GBP	35	47
5.620%, VAR UK Govt Bonds 5 Year Note Generic Bid Yield+1.930%, 12/17/2166		150	201
National Grid North America MTN
1.000%, 07/12/2024	EUR	300	352
Nordea Bank MTN
2.250%, 05/27/2021 (A)		$425	412
Philip Morris International
0.625%, 11/08/2024	EUR	285	325
Philip Morris International MTN
1.875%, 03/03/2021		300	366
PNC Funding
3.300%, 03/08/2022		$150	149
Priceline Group
2.375%, 09/23/2024		355	445
QEP Resources
5.250%, 05/01/2023		108	106
Quintiles IMS
2.875%, 09/15/2025	EUR	220	240
Santander Holdings USA
3.700%, 03/28/2022		$460	453
Seagate HDD Cayman
4.875%, 03/01/2024		85	83
4.750%, 06/01/2023		17	17
4.750%, 01/01/2025		123	118
Sigma Finance Netherlands BV
4.875%, 03/27/2028 (A)		200	191
Southern Co/The
2.750%, 06/15/2020		700	694
Sprint Spectrum
4.738%, 03/20/2025 (A)		265	263
Tenet Healthcare
4.375%, 10/01/2021		110	108
Terraform Global Operating
6.125%, 03/01/2026 (A)		55	54
Toyota Motor Credit MTN
0.625%, 11/21/2024	EUR	465	536
United Technologies Corp
1.250%, 05/22/2023		225	269

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.150%, 05/18/2024	EUR	164	$193
US Bancorp MTN
0.850%, 06/07/2024		701	818
Valeant Pharmaceuticals International
4.500%, 05/15/2023 (A)		170	187
Verizon Communications
3.500%, 11/01/2021		$590	593
Verizon Communications MTN
4.750%, 02/17/2034	GBP	170	261
4.050%, 02/17/2025	AUD	680	506
Viacom
4.250%, 09/01/2023		$500	497
Wells Fargo & Co MTN
2.000%, 04/27/2026	EUR	210	257
1.375%, 06/30/2022	GBP	195	251
Wells Fargo Bank MTN
5.250%, 08/01/2023		350	518
Western Digital Corp
4.750%, 02/15/2026		$328	319
WPC Eurobond BV
2.125%, 04/15/2027	EUR	380	442

			33,665

Uruguay — 0.0%
Republic of Uruguay
9.875%, 06/20/2022 (A)	UYU	3,181	100
8.500%, 03/15/2028 (A)		2,325	64

			164

Total Global Bonds (Cost $451,568) ($ Thousands)			446,591

U.S. TREASURY OBLIGATIONS — 2.2%
U.S. Treasury Bill
1.893%, 09/27/2018 (B)		$8,300	8,262
U.S. Treasury Bond STRIPS
3.018%, 08/15/2045 (B)		1,070	479
2.905%, 11/15/2045 (B)		1,030	458
U.S. Treasury Inflation Protected Securities
1.250%, 07/15/2020		1,163	1,182

Total U.S. Treasury Obligations (Cost $10,400)($ Thousands)			10,381

MORTGAGE-BACKED SECURITIES — 1.2%
Agency Mortgage-Backed Obligation — 0.4%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M2 3.941%, VAR ICE LIBOR USD 1 Month+1.850%, 10/25/2027		477	486

SEI Institutional International Trust / Quarterly Report / June 30, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt
Notes, Ser 2015-DNA2, Cl M2 4.691%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	$87	$89
FHLMC Structured Agency Credit Risk Debt
Notes, Ser 2015-HQA2, Cl M2 4.891%, VAR ICE LIBOR USD 1 Month+2.800%, 05/25/2028	146	151
FHLMC Structured Agency Credit Risk Debt
Notes, Ser 2016-DNA1, Cl M2 4.991%, VAR ICE LIBOR USD 1 Month+2.900%, 07/25/2028	264	271
FHLMC Structured Agency Credit Risk Debt
Notes, Ser 2016-HQA1, Cl M3 8.441%, VAR ICE LIBOR USD 1 Month+6.350%, 09/25/2028	250	310
FHLMC Structured Agency Credit Risk Debt
Notes, Ser 2017-DNA1, Cl M1 3.291%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	344	346
FHLMC Structured Agency Credit Risk Debt
Notes, Ser 2017-DNA2, Cl M2 5.541%, VAR ICE LIBOR USD 1 Month+3.450%, 10/25/2029	470	514

		2,167

Non-Agency Mortgage-Backed Obligation — 0.8%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
3.750%, 09/25/2034 (C)	14	14
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
3.853%, 05/25/2035 (C)	237	239
COMM Mortgage Trust, Ser 2013-CR6, Cl A4
3.101%, 03/10/2046	120	119
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	120	120
COMM Mortgage Trust, Ser 2014-CCRE14,
Cl A3 3.955%, 02/10/2047	70	72
COMM Mortgage Trust, Ser 2014-CR21, Cl A3
3.528%, 12/10/2047	75	75
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/2037	13	13
FNMA Connecticut Avenue Securities, Ser 2013-C01, Cl M1
4.091%, VAR ICE LIBOR USD 1 Month+2.000%, 10/25/2023	10	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities,
Ser 2014-C01, Cl M1 3.691%, VAR ICE LIBOR USD 1 Month+1.600%, 01/25/2024	$139	$139
FNMA Connecticut Avenue Securities,
Ser 2014-C04, Cl 2M2 7.091%, VAR ICE LIBOR USD 1 Month+5.000%, 11/25/2024	383	432
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M1 4.241%, VAR ICE LIBOR USD 1 Month+2.150%, 09/25/2028	110	111
FNMA Connecticut Avenue Securities,
Ser 2016-C04, Cl 1M2 6.341%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	95	107
FNMA Connecticut Avenue Securities,
Ser 2016-C05, Cl 2M1 3.441%, VAR ICE LIBOR USD 1 Month+1.350%, 01/25/2029	58	58
FNMA Connecticut Avenue Securities,
Ser 2016-C06, Cl 1M1 3.391%, VAR ICE LIBOR USD 1 Month+1.300%, 04/25/2029	465	469
FNMA Connecticut Avenue Securities,
Ser 2016-C07, Cl 2M2 6.441%, VAR ICE LIBOR USD 1 Month+4.350%, 05/25/2029	153	171
FNMA Connecticut Avenue Securities,
Ser 2017-C01, Cl 1M1 3.391%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2029	176	178
GSR Mortgage Loan Trust, Ser 2005-AR1,
Cl 4A1 2.998%, 01/25/2035 (C)	52	50
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A3A1
3.538%, 09/15/2047	185	186
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A3
2.829%, 10/15/2045	129	126
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
3.675%, 12/25/2034 (C)	58	58
LB-UBS Commercial Mortgage Trust,
Ser 2008-C1, Cl A2
6.319%, 04/15/2041 (C)	–	–
LSTAR Commercial Mortgage Trust, Ser 2016- 4, Cl A2
2.579%, 03/10/2049 (A)	159	153

12	SEI Institutional International Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl D
5.307%, 10/12/2052 (A)(C)	$15	$1
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl E
5.307%, 10/12/2052 (A)(C)	10	1
Morgan Stanley Capital I Trust, Ser 2016- UB12, Cl A3
3.337%, 12/15/2049	155	151
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043 (A)(C)	135	128
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	100	99

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A3
3.290%, 05/15/2048	$120	$118
Wells Fargo Commercial Mortgage Trust, Ser 2015-C30, Cl A3
3.411%, 09/15/2058	80	79
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl A4
3.560%, 01/15/2059	140	139
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A3
2.875%, 12/15/2045	125	123

		3,739

Total Mortgage-Backed Securities (Cost $5,812) ($ Thousands)		5,906

Total Investments in Securities—97.0% (Cost $467,780) ($ Thousands)		$462,878

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Australian 10-Year Bond	20	Sep-2018	$1,919	$1,912	$6
Australian 10-Year Bond	(8)	Sep-2018	(777)	(764)	(11)
Australian 3-Year Bond	86	Sep-2018	7,177	7,075	17
Canadian 10-Year Bond	(31)	Sep-2018	(3,210)	(3,222)	9
Canadian 10-Year Bond	8	Sep-2018	831	831	9
Euro	(240)	Sep-2018	(35,634)	(35,210)	424
Euro-Bob	(53)	Sep-2018	(8,143)	(8,179)	(27)
Euro-Bob	38	Sep-2018	5,814	5,864	20
Euro-BTP	(3)	Sep-2018	(439)	(446)	(11)
Euro-Bund	(27)	Sep-2018	(5,075)	(5,124)	(36)
Euro-Bund	34	Sep-2018	6,391	6,453	34
Euro-Buxl 30 Year Bond	9	Sep-2018	1,842	1,867	28
Euro-Buxl 30 Year Bond	(8)	Sep-2018	(1,616)	(1,660)	(37)
Euro-OAT	(13)	Sep-2018	(2,321)	(2,346)	(15)
Euro-OAT	49	Sep-2018	8,745	8,841	129
Euro-Schatz	6	Sep-2018	784	785	1
Euro-Schatz	(3)	Sep-2018	(392)	(393)	–
Japanese 10-Year Bond	15	Sep-2018	20,556	20,427	20
Japanese 10-Year Bond E-MINI	24	Sep-2018	3,290	3,268	4
Japanese 10-Year Bond E-MINI	(33)	Sep-2018	(4,517)	(4,494)	(8)
Long Gilt 10-Year Bond	(28)	Sep-2018	(4,565)	(4,549)	(7)
Long Gilt 10-Year Bond	(28)	Sep-2018	(4,529)	(4,549)	(93)
U.S. 2-Year Treasury Note	130	Sep-2018	27,528	27,538	10
U.S. 5-Year Treasury Note	(224)	Sep-2018	(25,409)	(25,450)	(41)
U.S. 10-Year Treasury Note	(18)	Sep-2018	(2,156)	(2,163)	(7)
U.S. 10-Year Treasury Note	6	Sep-2018	717	721	4
U.S. Ultra Long Treasury Bond	8	Sep-2018	1,265	1,277	12
Ultra 10-Year U.S. Treasury Note	(27)	Sep-2018	(3,422)	(3,462)	(41)

SEI Institutional International Trust / Quarterly Report / June 30, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Fixed Income Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Ultra 10-Year U.S. Treasury Note	15	Sep-2018	$1,911	$ 1,924	$ 13

			$(13,435)	$ (13,228)	$ 406

A list of the forward foreign currency contracts held by the Fund at June 30, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
ANZ	07/18/18	EUR	1,386	USD	1,618	$(2)
Bank of America	07/05/18	EUR	569	USD	664	–
Bank of America	07/05/18	USD	1,394	SEK	12,194	(30)
Bank of America	07/05/18	SEK	14,052	USD	1,606	35
Bank of America	07/05/18	GBP	25,117	USD	33,425	261
Bank of America	08/03/18	NZD	9,520	USD	6,439	(4)
Barclays PLC	07/05/18	USD	467	GBP	351	(4)
Barclays PLC	08/03/18	EUR	311	USD	364	–
Barclays PLC	07/05/18	EUR	399	USD	464	(2)
Barclays PLC	07/05/18	JPY	21,700	USD	200	4
Barclays PLC	07/05/18	GBP	312	USD	416	4
Barclays PLC	08/03/18	GBP	22,626	USD	29,776	(133)
Barclays PLC	08/02/18	CAD	1,000	USD	752	(9)
Barclays PLC	09/13/18	TWD	15,688	USD	530	12
BNP Paribas	07/05/18	USD	1,197	NOK	9,731	(3)
BNP Paribas	07/05/18	USD	3,282	EUR	2,813	3
BNP Paribas	07/05/18	AUD	7,149	USD	5,422	140
BNP Paribas	07/05/18	ARS	7,906	USD	306	33
BNP Paribas	07/18/18	USD	863	EUR	728	(12)
BNP Paribas	07/18/18	EUR	2,314	USD	2,680	(25)
BNP Paribas	08/03/18	GBP	12,157	USD	16,312	242
Brown Brothers Harriman	07/18/18	USD	857	EUR	732	(2)
Brown Brothers Harriman	07/18/18	EUR	986	USD	1,151	(1)
Brown Brothers Harriman	08/07/18	USD	340	MXN	6,820	5
Brown Brothers Harriman	08/16/18	SGD	446	USD	335	7
Brown Brothers Harriman	08/30/18	USD	120	CAD	159	1
Brown Brothers Harriman	10/04/18	USD	340	JPY	36,935	(4)
BT Brokerage	07/05/18	SGD	1,424	USD	1,065	21
BT Brokerage	07/05/18	PLN	3,159	USD	859	15
BT Brokerage	07/05/18 - 08/03/18	EUR	5,929	USD	6,937	3
BT Brokerage	08/03/18	USD	288	EUR	248	1
BT Brokerage	08/03/18	JPY	367,881	USD	3,351	22
Citi	07/05/18	GBP	28	USD	37	–
Citi	07/05/18	NZD	73	USD	51	2
Citi	07/05/18	USD	87	GBP	66	–
Citi	07/05/18	USD	111	CAD	145	–
Citi	07/05/18	CAD	152	USD	117	1
Citi	07/05/18	USD	163	AUD	217	(3)
Citi	07/05/18	USD	189	NZD	273	(4)
Citi	07/05/18 - 08/03/18	USD	502	JPY	55,368	(2)
Citi	07/05/18	USD	652	EUR	558	–
Citi	07/05/18	JPY	4,178	USD	38	–

14	SEI Institutional International Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citi	07/05/18	ARS	13,696	USD	531	$57
Citi	07/05/18 - 07/18/18	EUR	54,508	USD	63,801	114
Citi	08/03/18	EUR	27,989	USD	32,611	(139)
Citi	07/05/18	HUF	117,758	USD	432	14
Citi	07/25/18	COP	2,053,683	USD	709	10
Citi	07/26/18	USD	678	KRW	720,886	(30)
Citi	08/03/18	USD	122	SEK	1,088	–
Citi	07/26/18	USD	628	SEK	5,418	(21)
Citi	07/26/18	KRW	404,792	USD	376	12
Citi	08/03/18	DKK	732	USD	115	–
Citi	08/03/18	SGD	1,424	USD	1,044	(1)
Citi	08/03/18	NOK	3,770	USD	464	–
Citi	08/03/18	SEK	14,052	USD	1,572	(2)
Citi	08/07/18	UYU	3,084	USD	103	6
Citi	08/09/18	USD	668	INR	45,356	(8)
Citi	08/09/18	AUD	10,826	USD	8,235	237
Citi	09/13/18	TWD	20,739	USD	684	–
Credit Suisse First Boston	08/03/18	USD	6,849	EUR	5,898	52
Goldman Sachs	08/07/18	USD	977	MXN	20,391	55
Goldman Sachs	10/04/18	JPY	412,567	USD	3,786	35
HSBC	07/05/18	USD	311	ARS	8,746	(8)
HSBC	07/05/18	USD	1,396	GBP	1,053	(6)
HSBC	07/05/18	ILS	3,023	USD	848	22
HSBC	07/05/18	EUR	21,097	USD	24,682	47
HSBC	08/03/18	EUR	570	USD	661	(6)
HSBC	07/26/18	ARS	12,856	USD	451	16
HSBC	08/03/18	USD	471	JPY	51,916	(1)
HSBC	08/03/18	THB	5,017	USD	152	–
HSBC	08/09/18	INR	23,192	USD	340	3
HSBC	09/13/18	TWD	4,270	USD	144	4
JPMorgan Chase Bank	07/05/18	USD	37	SEK	329	–
JPMorgan Chase Bank	07/05/18	USD	75	NOK	614	–
JPMorgan Chase Bank	07/05/18	USD	376	CAD	488	(5)
JPMorgan Chase Bank	07/05/18	USD	376	AUD	499	(7)
JPMorgan Chase Bank	07/05/18	AUD	298	USD	226	5
JPMorgan Chase Bank	08/03/18	AUD	100	USD	74	–
JPMorgan Chase Bank	07/05/18 - 08/03/18	USD	411	NZD	596	(7)
JPMorgan Chase Bank	07/05/18	USD	472	CHF	464	(5)
JPMorgan Chase Bank	07/05/18 - 08/03/18	GBP	673	USD	903	15
JPMorgan Chase Bank	07/05/18	CHF	1,302	USD	1,309	(2)
JPMorgan Chase Bank	07/05/18 - 08/03/18	USD	1,525	JPY	168,031	(6)
JPMorgan Chase Bank	07/05/18 - 07/16/18	CAD	1,702	USD	1,314	20
JPMorgan Chase Bank	08/03/18	CAD	224	USD	170	(1)
JPMorgan Chase Bank	07/05/18	NZD	1,988	USD	1,395	49
JPMorgan Chase Bank	07/05/18	EUR	2,564	USD	3,002	8
JPMorgan Chase Bank	08/03/18	EUR	401	USD	468	(2)
JPMorgan Chase Bank	07/05/18	USD	3,455	GBP	2,593	(31)
JPMorgan Chase Bank	07/05/18	NOK	3,684	USD	457	5
JPMorgan Chase Bank	07/05/18	USD	6,116	EUR	5,264	31

SEI Institutional International Trust / Quarterly Report / June 30, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	07/05/18	PLN	3,159	USD	858	$14
JPMorgan Chase Bank	08/03/18	PLN	6,318	USD	1,686	(2)
JPMorgan Chase Bank	07/05/18	SEK	11,764	USD	1,347	31
JPMorgan Chase Bank	07/05/18	THB	47,594	USD	1,487	50
JPMorgan Chase Bank	07/05/18	JPY	313,467	USD	2,863	33
JPMorgan Chase Bank	07/19/18	USD	218	JPY	23,901	(2)
JPMorgan Chase Bank	07/19/18	USD	386	CAD	502	(4)
JPMorgan Chase Bank	07/19/18	USD	1,151	COP	3,289,707	(31)
JPMorgan Chase Bank	07/19/18	USD	1,816	CLP	1,149,590	(50)
JPMorgan Chase Bank	07/19/18	USD	2,775	SEK	23,865	(104)
JPMorgan Chase Bank	07/19/18	CHF	2,986	USD	3,036	24
JPMorgan Chase Bank	07/19/18	USD	3,877	GBP	2,902	(43)
JPMorgan Chase Bank	07/19/18	USD	4,306	NOK	34,513	(68)
JPMorgan Chase Bank	07/19/18	PLN	7,551	USD	2,079	61
JPMorgan Chase Bank	07/19/18	BRL	8,851	USD	2,388	92
JPMorgan Chase Bank	07/19/18 - 08/16/18	SGD	9,716	USD	7,283	153
JPMorgan Chase Bank	07/19/18	AUD	10,059	USD	7,631	200
JPMorgan Chase Bank	07/19/18	EUR	14,850	USD	17,518	161
JPMorgan Chase Bank	07/19/18	NZD	18,261	USD	12,862	501
JPMorgan Chase Bank	07/19/18	MXN	27,169	USD	1,320	(59)
JPMorgan Chase Bank	07/19/18	TWD	71,746	USD	2,411	54
JPMorgan Chase Bank	07/19/18	THB	114,930	USD	3,589	118
JPMorgan Chase Bank	07/19/18	HUF	993,394	USD	3,657	129
JPMorgan Chase Bank	07/19/18	KRW	1,835,000	USD	1,712	64
JPMorgan Chase Bank	07/19/18	JPY	2,450,735	USD	22,330	179
JPMorgan Chase Bank	07/26/18	SEK	12,959	USD	1,483	32
Merrill Lynch	07/18/18	USD	763	EUR	647	(7)
Merrill Lynch	07/27/18	EUR	18,077	USD	21,396	254
Morgan Stanley	07/03/18 - 08/03/18	CZK	24,988	USD	1,125	3
Morgan Stanley	07/05/18	USD	181	NOK	1,479	–
Morgan Stanley	07/05/18	GBP	194	USD	257	1
Morgan Stanley	07/05/18	EUR	419	USD	490	1
Morgan Stanley	08/03/18	USD	138	CHF	137	–
Morgan Stanley	07/05/18	USD	990	CHF	975	(8)
Morgan Stanley	07/05/18	CHF	1,713	USD	1,740	15
Morgan Stanley	08/03/18	CHF	1,838	USD	1,852	(5)
Morgan Stanley	07/05/18	NZD	8,373	USD	5,860	191
Morgan Stanley	07/05/18 - 08/03/18	NOK	8,445	USD	1,036	(1)
Morgan Stanley	08/03/18	USD	85	AUD	115	–
Morgan Stanley	08/03/18	ILS	3,023	USD	829	2
Morgan Stanley	08/03/18	AUD	6,846	USD	5,053	(5)
Morgan Stanley	08/03/18	DKK	7,130	USD	1,115	(5)
Morgan Stanley	08/03/18	HUF	117,758	USD	419	–
National Bank of Australia	07/05/18	USD	2,602	JPY	282,186	(54)
National Bank of Australia	07/05/18	JPY	7,654,986	USD	70,578	1,458
National Bank of Australia	08/03/18	AUD	465	USD	344	–
RBC	07/05/18	USD	95	CAD	123	(2)
RBC	07/05/18	CAD	13,447	USD	10,386	163
RBC	08/03/18	CAD	13,512	USD	10,200	(79)

16	SEI Institutional International Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
RBC	08/03/18	MXN	66,427	USD	3,368	$4
RBC	07/05/18	MXN	66,427	USD	3,304	(74)
RBS	07/18/18	EUR	1,437	USD	1,667	(13)
RBS	08/09/18	NZD	4,408	USD	3,088	105
Standard Bank	08/30/18	CAD	19,608	USD	15,126	203
Standard Chartered	07/18/18	EUR	1,717	USD	2,020	14
Standard Chartered	07/26/18	KRW	318,051	USD	294	8
Standard Chartered	08/09/18	INR	22,001	USD	319	(1)
State Street	07/05/18 - 08/03/18	GBP	858	USD	1,139	6
State Street	07/05/18 - 08/03/18	EUR	28,499	USD	33,301	(45)
State Street	08/03/18	USD	787	JPY	86,947	—
State Street	08/03/18	THB	47,594	USD	1,438	—
State Street	08/03/18	JPY	7,676,686	USD	69,501	37
TD Securities	07/05/18	DKK	7,130	USD	1,124	7
UBS	07/05/18	USD	182	NOK	1,479	—
UBS	07/05/18	NOK	6,337	USD	778	—
UBS	07/05/18	EUR	18,077	USD	21,204	95
UBS	07/18/18	EUR	886	USD	1,031	(5)

						$4,897

A list of open OTC swap agreements held by the Fund at June 30, 2018, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	$(370)	$(71)	$(62)	$(9)
Credit Suisse	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(130)	(25)	(17)	(8)
Credit Suisse	CMBX.NA.BB.6	Sell	5.00%	Monthly	05/11/2063	(240)	(46)	(30)	(16)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(373)	(39)	(27)	(12)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(134)	(14)	(8)	(5)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(127)	(13)	(9)	(4)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(406)	(42)	(29)	(13)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Quarterly	05/11/2063	(460)	(48)	(34)	(13)

							$(298)	$(216)	$(80)

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2018, is as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
ITRAXX Europe Series 28	Sell	1.00%	Quarterly	12/20/2022	$(5,360)	$ 100	$ 143	$ (36)

						$ 100	$ 143	$ (36)

Percentages are based on Net Assets of $477,228 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2018, the value of these securities amounted to $63,791 ($ Thousands), representing 13.37% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

COP — Colombian Peso

CPI — Consumer Price Index

SEI Institutional International Trust / Quarterly Report / June 30, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

International Fixed Income Fund (Continued)

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GDP — Gross Domestic Product

HUF — Hungarian Forint

ICE— Intercontinental Exchange

ILS — Israeli New Sheckels

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

PLN — Polish Zloty

RON — Romanian Leu

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

STRIPS — Separately Traded Registered Interest and Principal Securities

THB — Thai Bhat

TSX — Toronto Stock Exchange

TWD — Taiwan Dollar

USD — United States Dollar

UYU — Uruguayan Peso

VAR — Variable Rate

The following is a list of the level of inputs used as of June 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$–	$446,591	$–	$446,591
Mortgage-Backed Securities	–	5,906	–	5,906
U.S. Treasury Obligations	–	10,381	–	10,381

Total Investments in Securities	$–	$462,878	$–	$462,878

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$740	$–	$–	$740
Unrealized Depreciation	(334)	–	–	(334)
Forwards Contracts *
Unrealized Appreciation	–	6,111	–	6,111
Unrealized Depreciation	–	(1,214)	–	(1,214)
OTC Swaps
Credit Default Swaps *
Unrealized Depreciation	–	(80)	–	(80)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Depreciation	–	(36)	–	(36)

Total Other Financial Instruments	$406	$4,781	$–	$5,187

* Futures contracts, forwards contracts, and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “–” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

As of June 30, 2018, the International Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $2.2 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$-	$-	$(296,750)	$99,739	$(197,011)
Maximum potential amount of future payments	-	-	2,240,000	6,258,100	8,498,100
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]	$-	$-	$-	$-	$-	$-
0-400	-	-	6,258,100	-	-	6,258,100
> than 400	-	-	-	-	2,240,000	2,240,000
Total	$-	$-	$6,258,100	$-	$2,240,000	$8,498,100

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

18	SEI Institutional International Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 92.1%
Angola — 0.7%
Angolan Government International Bond
9.375%, 05/08/2048		$1,925	$1,941
8.250%, 05/09/2028		4,023	4,025
Republic of Angola Via Avenir II BV MTN
10.001%, VAR ICE LIBOR USD 6 Month+7.500%, 07/01/2023		4,284	4,627

			10,593

Argentina — 4.5%
Adecoagro
6.000%, 09/21/2027 (A)		785	647
Agua y Saneamientos Argentinos
6.625%, 02/01/2023		1,230	1,052
Argentina Treasury Bill
0.000%, 09/14/2018 (B)	ARS	41,057	1,465
Argentina Treasury Bond
2.500%, 07/22/2021		6,000	280
Argentine Bonos del Tesoro
21.200%, 09/19/2018		27,802	923
18.200%, 10/03/2021		21,053	624
Argentine Republic Government International Bond
8.280%, 12/31/2033		$1,262	1,133
8.280%, 12/31/2033		1,655	1,547
7.820%, 12/31/2033	EUR	10,278	11,944
7.820%, 12/31/2033		8,150	9,366
7.500%, 04/22/2026		$5,050	4,659
6.875%, 01/26/2027		625	550
6.875%, 01/11/2048		4,995	3,739
5.875%, 01/11/2028		2,319	1,884
5.000%, 01/15/2027	EUR	2,585	2,570
3.380%, 03/31/2019		564	385
3.380%, 03/31/2019		19,922	13,607
Autonomous City of Buenos Aires Argentina
35.426%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/29/2024	ARS	14,952	444
35.426%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/29/2024		48,886	1,453
Banco Central de la Republica Argentina
40.173%, 11/21/2018 (B)		29,219	869
Bonos De La Nacion Argentina
4.500%, 06/21/2019		$1,463	1,518
Bonos de la Nacion Argentina con Ajuste por CER
4.000%, 03/06/2020	ARS	35,000	1,223
3.750%, 02/08/2019		33,185	1,248
Pampa Energia
7.500%, 01/24/2027 (A)		$343	309
7.375%, 07/21/2023 (A)		270	257

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Provincia de Buenos Aires
7.875%, 06/15/2027		$2,762	$2,417
5.375%, 01/20/2023	EUR	620	685
Provincia de Cordoba
7.125%, 06/10/2021 (A)		$531	502
7.125%, 06/10/2021		600	567
Provincia del Chaco Argentina
9.375%, 08/18/2024		654	549
Rio Energy
6.875%, 02/01/2025 (A)		1,471	1,221
YPF MTN
26.563%, VAR 30-35d Argentina BADLAR Private Banks+4.000%, 07/07/2020		368	206

			69,843

Azerbaijan — 1.1%
Southern Gas Corridor
6.875%, 03/24/2026		8,050	8,679
6.875%, 03/24/2026 (A)		1,437	1,549
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		2,810	3,002
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		2,923	2,879
4.750%, 03/13/2023		1,500	1,477

			17,586

Bahrain — 0.1%
Bahrain Government International Bond
7.000%, 10/12/2028 (A)		641	572
6.750%, 09/20/2029		318	277

			849

Belarus — 0.1%
Republic of Belarus International Bond
7.625%, 06/29/2027		1,040	1,086

Belize — 0.1%
Belize Government International Bond
5.000%, 02/20/2034		2,637	1,562

Bermuda — 0.2%
Government of Bermuda
4.854%, 02/06/2024		2,580	2,648
3.717%, 01/25/2027		1,321	1,224

			3,872

Brazil — 6.9%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019 (A)		660	677
4.750%, 05/09/2024 (A)		848	796
Brazil Letras do Tesouro Nacional (B)
18.178%, 01/01/2019	BRL	41,355	10,403

SEI Institutional International Trust / Quarterly Report / June 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
14.763%, 01/01/2020	BRL	5,000	$1,153
9.101%, 07/01/2020		27,974	6,144
Brazil Loan Trust 1
5.477%, 07/24/2023		$300	305
5.477%, 07/24/2023 (A)		1,775	1,804
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028 (A)		224	214
5.333%, 02/15/2028		4,581	4,375
5.333%, 02/15/2028		1,176	1,123
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2019	BRL	26,969	7,113
10.000%, 01/01/2021		57,764	15,228
10.000%, 01/01/2023		71,468	18,135
10.000%, 01/01/2025		53,581	13,107
10.000%, 01/01/2027		6,000	1,425
10.000%, 01/01/2029		22,032	5,115
Cosan Luxembourg
7.000%, 01/20/2027 (A)		$253	246
CSN Resources
6.500%, 07/21/2020		780	726
ESAL GmbH
6.250%, 02/05/2023 (A)		821	765
Federal Republic of Brazil
8.250%, 01/20/2034		748	853
Gol Finance
7.000%, 01/31/2025 (A)		1,720	1,381
JBS Investments GmbH
7.750%, 10/28/2020		720	733
7.250%, 04/03/2024		750	726
Klabin Finance
5.250%, 07/16/2024		790	768
Marfrig Holdings Europe BV
8.000%, 06/08/2023		1,100	1,114
Minerva Luxembourg
6.500%, 09/20/2026		1,401	1,284
6.500%, 09/20/2026 (A)		2,293	2,101
Nexa Resources
5.375%, 05/04/2027 (A)		2,891	2,804
Petrobras Global Finance BV
7.375%, 01/17/2027		2,396	2,393
6.250%, 03/17/2024		2,199	2,180
Rumo Luxembourg
7.375%, 02/09/2024 (A)		898	907
Swiss Insured Brazil Power Finance Sarl
9.850%, 07/16/2032 (A)	BRL	6,802	1,635

			107,733

Cameroon — 0.3%
Republic of Cameroon International Bond
9.500%, 11/19/2025 (A)		$4,220	4,439

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Chile — 0.9%
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		$1,256	$1,134
Bonos de la Tesoreria de la Republica
6.000%, 01/01/2020	CLP	80,000	131
6.000%, 01/01/2043		1,190,000	2,090
5.000%, 03/01/2035		155,000	242
4.700%, 09/01/2030		135,000	209
4.500%, 02/28/2021		350,000	557
4.000%, 03/01/2023		120,000	186
Cencosud
4.375%, 07/17/2027 (A)		$1,819	1,670
Empresa de Transporte de Pasajeros Metro
5.000%, 01/25/2047 (A)		2,000	1,970
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)		1,323	1,289
Empresa Nacional del Petroleo
4.500%, 09/14/2047 (A)		332	297
4.375%, 10/30/2024		200	199
3.750%, 08/05/2026		2,090	1,967
3.750%, 08/05/2026 (A)		387	364
Geopark
6.500%, 09/21/2024 (A)		492	472
Republic of Chile
5.500%, 08/05/2020	CLP	323,000	514

			13,291

China — 1.0%
Alibaba Group Holding
4.200%, 12/06/2047		$310	282
Charming Light Investments MTN
4.375%, 12/21/2027		1,600	1,494
China Evergrande Group
8.750%, 06/28/2025		700	614
China Minmetals
4.450%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+6.070%, 05/13/2021		640	624
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%, 05/13/2166		2,297	2,104
Chinalco Capital Holdings
4.250%, 04/21/2022		740	701
CNAC HK Finbridge
4.625%, 03/14/2023		294	294
3.500%, 07/19/2022		780	753
Country Garden Holdings Co Ltd
4.750%, 07/25/2022		1,220	1,157
Dianjian International Finance
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.933%, 09/13/2166		303	290

2	SEI Institutional International Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
HeSteel Hong Kong
4.250%, 04/07/2020		$684	$646
Huarong Finance
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773%, 12/29/2049		1,588	1,552
Huarong Finance MTN
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.983%, 05/07/2166		1,463	1,383
Industrial & Commercial Bank of China
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.382%, 12/29/2049		1,270	1,298
Leader Goal International Ltd
4.250%, 07/19/2166		212	200
Sinopec Group Overseas Development
3.250%, 09/13/2027 (A)		1,388	1,284
Tsinghua Unic
5.375%, 01/31/2023		1,530	1,425

			16,101

Colombia — 4.9%
Bogota Distrito Capital
9.750%, 07/26/2028	COP	370,000	137
9.750%, 07/26/2028 (A)		7,785,000	2,869
Colombian TES
11.000%, 07/24/2020		5,128,900	1,938
10.000%, 07/24/2024		27,328,500	11,074
7.750%, 09/18/2030		1,040,700	380
7.500%, 08/26/2026		31,720,400	11,440
7.000%, 09/11/2019		3,623,300	1,263
7.000%, 05/04/2022		40,600,800	14,402
7.000%, 06/30/2032		8,422,500	2,846
4.750%, 04/04/2035		1,951,000	1,979
Emgesa ESP
8.750%, 01/25/2021		870,000	310
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021		3,962,000	1,378
8.375%, 11/08/2027 (A)		1,760,000	590
7.625%, 09/10/2024 (A)		3,116,000	1,034
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024		884,000	308
7.875%, 08/12/2024 (A)		1,127,000	392
Republic of Colombia
9.850%, 06/28/2027		1,257,000	539
9.850%, 06/28/2027		3,803,000	1,630
8.125%, 05/21/2024		$550	660
7.750%, 04/14/2021	COP	3,331,000	1,192
7.375%, 09/18/2037		$1,570	1,955
6.125%, 01/18/2041		3,194	3,577
6.000%, 04/28/2028	COP	18,360,000	5,995
5.000%, 06/15/2045		$3,800	3,738

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.500%, 01/28/2026		$1,636	$1,660
4.375%, 07/12/2021		1,350	1,378
4.375%, 03/21/2023	COP	1,089,000	352
4.375%, 03/21/2023		1,782,000	576

			75,592

Costa Rica — 1.1%
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (A)		$753	765
5.875%, 04/25/2021 (A)		597	605
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	414
6.375%, 05/15/2043		250	207
Republic of Costa Rica
7.158%, 03/12/2045 (A)		1,237	1,222
7.158%, 03/12/2045		3,436	3,393
7.158%, 03/12/2045		5,717	5,646
7.000%, 04/04/2044 (A)		956	932
7.000%, 04/04/2044		2,387	2,327
7.000%, 04/04/2044		2,108	2,055
5.625%, 04/30/2043		300	254

			17,820

Croatia — 0.9%
Croatia Government International Bond
6.625%, 07/14/2020		700	736
6.000%, 01/26/2024 (A)		200	215
6.000%, 01/26/2024		1,528	1,642
3.000%, 03/11/2025	EUR	4,700	5,852
3.000%, 03/20/2027		1,020	1,229
2.750%, 01/27/2030		2,169	2,487
2.700%, 06/15/2028		1,196	1,386

			13,547

Czech Republic — 0.5%
Czech Republic Government Bond
4.200%, 12/04/2036	CZK	28,000	1,524
2.750%, 07/23/2029		25,920	1,206
2.500%, 08/25/2028		41,920	1,933
2.400%, 09/17/2025		59,820	2,772
2.000%, 10/13/2033		18,820	781

			8,216

Dominican Republic — 1.1%
Dominican Republic International Bond
8.625%, 04/20/2027		$1,332	1,505
7.450%, 04/30/2044 (A)		1,395	1,447
7.450%, 04/30/2044		1,900	1,971
6.875%, 01/29/2026		443	469
6.875%, 01/29/2026		2,000	2,119
6.850%, 01/27/2045 (A)		2,488	2,462
6.850%, 01/27/2045		200	198
6.850%, 01/27/2045		400	396
6.600%, 01/28/2024		656	688

SEI Institutional International Trust / Quarterly Report / June 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.500%, 02/15/2048		$3,171	$3,009
5.950%, 01/25/2027		2,613	2,580
5.875%, 04/18/2024 (A)		71	73
5.500%, 01/27/2025		249	247
5.500%, 01/27/2025		179	178

			17,342

Ecuador — 1.7%
Ecuador Government International Bond
10.750%, 03/28/2022 (A)		723	742
10.500%, 03/24/2020		273	280
9.650%, 12/13/2026 (A)		3,137	2,938
9.625%, 06/02/2027		777	722
8.875%, 10/23/2027		7,946	7,022
8.750%, 06/02/2023		2,065	1,934
7.950%, 06/20/2024		200	176
7.950%, 06/20/2024		5,586	4,931
7.875%, 01/23/2028 (A)		6,313	5,288
7.875%, 01/23/2028		711	596
Petroamazonas EP
4.625%, 02/16/2020 (A)		380	358
4.625%, 11/06/2020 (A)		1,055	956

			25,943

Egypt — 3.2%
Egypt Government International Bond
14.800%, 01/30/2023	EGP	73,250	3,803
7.903%, 02/21/2048 (A)		$1,924	1,751
6.588%, 02/21/2028 (A)		4,084	3,754
5.577%, 02/21/2023 (A)		2,017	1,911
Egypt Government International Bond MTN
8.500%, 01/31/2047		9,055	8,762
8.500%, 01/31/2047 (A)		2,342	2,266
7.500%, 01/31/2027		1,863	1,831
7.500%, 01/31/2027 (A)		1,702	1,673
6.125%, 01/31/2022 (A)		1,194	1,174
5.625%, 04/16/2030 (A)	EUR	829	868
5.625%, 04/16/2030		1,550	1,622
4.750%, 04/16/2026		1,421	1,522
Egypt Treasury Bills (B)
21.512%, 07/10/2018	EGP	12,000	669
17.414%, 10/30/2018		348,525	18,324

			49,930

El Salvador — 0.2%
Republic of El Salvador
8.250%, 04/10/2032 (A)		$126	130
7.750%, 01/24/2023		1,603	1,679
7.650%, 06/15/2035		447	437
7.375%, 12/01/2019		417	426

			2,672

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Gabon — 0.3%
Gabonese Republic
6.950%, 06/16/2025 (A)		$2,612	$2,358
6.375%, 12/12/2024 (A)		823	735
6.375%, 12/12/2024		1,315	1,174

			4,267

Georgia — 0.0%
Republic of Georgia
6.875%, 04/12/2021 (A)		421	446

Ghana — 0.9%
Ghana Government Bond
24.750%, 07/19/2021 *	GHS	3,864	925
24.500%, 04/22/2019 *		1,926	418
24.000%, 09/09/2019 *		963	212
16.500%, 03/22/2021		2,900	581
10.750%, 10/14/2030 (A)		$244	296
10.750%, 10/14/2030		6,475	7,856
8.627%, 06/16/2049		1,977	1,924
7.625%, 05/16/2029		1,882	1,837
Tullow Oil
7.000%, 03/01/2025 (A)		660	625

			14,674

Guatemala — 0.0%
Comunicaciones Celulares Via Comcel Trust
6.875%, 02/06/2024 (A)		390	400

Honduras — 0.0%
Honduras Government International Bond
6.250%, 01/19/2027		326	326

Hungary — 1.2%
Republic of Hungary
7.625%, 03/29/2041		5,008	6,834
5.500%, 06/24/2025	HUF	138,870	570
3.000%, 06/26/2024		756,560	2,709
3.000%, 10/27/2027		1,388,430	4,691
2.750%, 12/22/2026		162,000	545
1.750%, 10/26/2022		730,360	2,531

			17,880

India — 0.1%
Vedanta Resources
8.250%, 06/07/2021		$820	857

Indonesia — 7.1%
Eterna Capital Pte
8.000%, 12/11/2022		213	203
7.500%, 12/11/2022		547	549
Indika Energy Capital II
6.875%, 04/10/2022		45	44

4	SEI Institutional International Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Indika Energy Capital III
5.875%, 11/09/2024		$236	$209
5.875%, 11/09/2024		330	293
Indo Energy Finance II
6.375%, 01/24/2023		1,570	1,471
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	75,616,000	5,501
8.375%, 03/15/2034		95,294,000	6,633
8.250%, 05/15/2036		60,334,000	4,158
7.500%, 08/15/2032		34,838,000	2,279
7.500%, 05/15/2038		106,401,000	6,924
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)		$857	863
5.450%, 05/21/2028 (A)		462	469
Perusahaan Penerbit SBSN Indonesia III
4.400%, 03/01/2028		573	559
Republic of Indonesia
11.000%, 09/15/2025	IDR	3,200,000	258
9.000%, 03/15/2029		136,154,000	10,105
8.500%, 10/12/2035		$1,179	1,586
8.500%, 10/12/2035		525	706
8.375%, 03/15/2024	IDR	138,717,000	9,888
8.375%, 09/15/2026		31,281,000	2,221
8.250%, 06/15/2032		24,199,000	1,681
7.750%, 01/17/2038		$1,797	2,308
7.000%, 05/15/2022	IDR	121,630,000	8,314
7.000%, 05/15/2027		63,300,000	4,146
6.625%, 05/15/2033		43,461,000	2,631
6.125%, 05/15/2028		75,883,000	4,700
5.625%, 05/15/2023		62,431,000	4,019
4.350%, 01/11/2048		$1,429	1,281
Republic of Indonesia MTN
11.625%, 03/04/2019 (A)		975	1,030
11.625%, 03/04/2019		2,324	2,455
11.625%, 03/04/2019		80	85
5.875%, 01/15/2024		2,876	3,080
5.875%, 01/15/2024		6,050	6,478
5.250%, 01/17/2042		2,366	2,376
5.125%, 01/15/2045 (A)		1,670	1,641
4.750%, 01/08/2026		1,044	1,058
4.125%, 01/15/2025		1,331	1,306
3.750%, 06/14/2028	EUR	1,864	2,402
3.375%, 04/15/2023 (A)		$1,939	1,868
Star Energy Geothermal Wayang Windu
6.750%, 04/24/2033		1,968	1,735

			109,513

Iraq — 0.6%
Iraq International Bond
5.800%, 01/15/2028		11,157	9,992

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Israel — 0.0%
Israel Electric MTN
4.250%, 08/14/2028 (A)		$697	$670

Ivory Coast — 1.4%
Ivory Coast Government International Bond
6.625%, 03/22/2048	EUR	2,259	2,481
6.375%, 03/03/2028 (A)		$4,207	3,965
6.125%, 06/15/2033 (A)		2,000	1,762
5.750%, 12/31/2032		3,413	3,161
5.750%, 12/31/2032		3,033	2,809
5.750%, 12/31/2032		2,094	1,939
5.375%, 07/23/2024		657	615
5.250%, 03/22/2030	EUR	2,503	2,790
5.125%, 06/15/2025 (A)		930	1,090
5.125%, 06/15/2025		1,101	1,291

			21,903

Jamaica — 0.0%
Digicel Group
7.125%, 04/01/2022 (A)		$337	221
Government of Jamaica
6.750%, 04/28/2028		200	214

			435

Jordan — 0.5%
Jordan Government International Bond
7.375%, 10/10/2047		2,684	2,457
7.375%, 10/10/2047 (A)		1,601	1,466
6.125%, 01/29/2026		1,102	1,065
5.750%, 01/31/2027		2,200	2,041

			7,029

Kazakhstan — 1.0%
Development Bank of Kazakhstan
4.125%, 12/10/2022		770	754
KazAgro National Management Holding JSC MTN
4.625%, 05/24/2023 (A)		349	335
4.625%, 05/24/2023		570	548
KazMunayGas National JSC
6.375%, 10/24/2048 (A)		720	727
5.750%, 04/19/2047 (A)		2,652	2,526
5.750%, 04/19/2047		263	251
5.375%, 04/24/2030 (A)		1,434	1,437
5.375%, 04/24/2030		2,300	2,305
4.750%, 04/24/2025 (A)		950	950
KazTransGas JSC
4.375%, 09/26/2027 (A)		932	864
Nostrum Oil & Gas Finance BV
7.000%, 02/16/2025 (A)		441	386

SEI Institutional International Trust / Quarterly Report / June 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Republic of Kazakhstan MTN
6.500%, 07/21/2045		$4,350	$5,120

			16,203

Kenya — 0.4%
Kenya Government International Bond
8.250%, 02/28/2048		2,683	2,512
7.250%, 02/28/2028 (A)		2,265	2,174
6.875%, 06/24/2024		473	467
6.875%, 06/24/2024 (A)		543	536
5.875%, 06/24/2019 (A)		805	807

			6,496

Lebanon — 0.8%
Lebanon Government International Bond
6.650%, 04/22/2024		5,061	4,258
Lebanon Government International Bond MTN
6.650%, 11/03/2028		10,222	7,688
6.650%, 02/26/2030		177	132
6.600%, 11/27/2026		760	596

			12,674

Luxembourg — 0.1%
Rede D’Or Finance S.A.R.L.
4.950%, 01/17/2028		2,328	2,075

Malaysia — 3.5%
1MDB Energy
5.990%, 05/11/2022		1,000	1,010
1MDB Global Investments
4.400%, 03/09/2023		9,600	8,430
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	276
4.935%, 09/30/2043		2,200	547
4.392%, 04/15/2026		7,081	1,762
4.378%, 11/29/2019		5,218	1,307
4.254%, 05/31/2035		1,827	417
4.232%, 06/30/2031		6,200	1,471
4.181%, 07/15/2024		4,186	1,039
4.160%, 07/15/2021		20	5
4.059%, 09/30/2024		8,000	1,970
3.955%, 09/15/2025		7,520	1,826
3.899%, 11/16/2027		2,500	597
3.892%, 03/15/2027		1,369	327
3.800%, 08/17/2023		20,495	5,026
3.759%, 03/15/2019		26,444	6,563
3.659%, 10/15/2020		1,419	352
3.654%, 10/31/2019		4,500	1,116
3.620%, 11/30/2021		7,443	1,841
3.580%, 09/28/2018		26,500	6,563
3.502%, 05/31/2027		1,050	244
3.492%, 03/31/2020		26,554	6,567
3.480%, 03/15/2023		2,858	693

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.418%, 08/15/2022	MYR	4,289	$1,044
Malaysia Government Investment Issue
4.070%, 09/30/2026		11,606	2,810

			53,803

Mauritius — 0.1%
Liquid Telecommunications Financing
8.500%, 07/13/2022 (A)		$1,286	1,281

Mexico — 8.1%
Alfa
6.875%, 03/25/2044		1,750	1,785
America Movil
7.125%, 12/09/2024	MXN	18,110	850
6.000%, 06/09/2019		12,420	613
Axtel
6.375%, 11/14/2024 (A)		$480	455
Banco Inbursa Institucion de Banca Multiple
4.375%, 04/11/2027 (A)		573	531
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026		536	515
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (A)		1,852	1,779
Cemex
7.750%, 04/16/2026		670	728
Cometa Energia
6.375%, 04/24/2035 (A)		1,156	1,109
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	39,785	1,839
5.750%, 02/14/2042 (A)		$500	489
4.750%, 02/23/2027 (A)		658	640
Elementia
5.500%, 01/15/2025		670	637
Mexican Bonos
7.750%, 11/23/2034	MXN	29,588	1,519
7.750%, 11/13/2042		112,100	5,746
7.500%, 06/03/2027 (C)		120,210	6,079
5.750%, 03/05/2026		87,650	3,982
5.000%, 12/11/2019		127,973	6,260
Mexican Bonos, Ser M
6.500%, 06/10/2021		46,219	2,276
Mexican Bonos, Ser M20
10.000%, 12/05/2024		233,674	13,350
8.000%, 12/07/2023		21,575	1,114
Mexican Bonos, Ser M30
10.000%, 11/20/2036		146,853	9,208
8.500%, 11/18/2038		111,408	6,155
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$2,551	2,273

6	SEI Institutional International Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Mexico Government International Bond
4.600%, 02/10/2048		$520	$478
Petroleos Mexicanos
9.500%, 09/15/2027		169	214
7.470%, 11/12/2026	MXN	155,079	6,786
7.190%, 09/12/2024		163,872	7,296
6.625%, 06/15/2035		$4,931	4,820
6.625%, 06/15/2038		2,088	1,984
6.500%, 03/13/2027		2,545	2,610
6.500%, 03/13/2027		1,076	1,103
6.375%, 01/23/2045		807	743
6.350%, 02/12/2048		1,118	1,009
5.625%, 01/23/2046		489	413
5.350%, 02/12/2028 (A)		7,069	6,693
4.500%, 01/23/2026		643	603
4.250%, 01/15/2025		450	421
Petroleos Mexicanos MTN
6.750%, 09/21/2047 (A)		73	69
6.750%, 09/21/2047		2,510	2,367
6.750%, 09/21/2047		3,002	2,830
6.375%, 01/23/2045 (A)		806	742
5.625%, 01/23/2046 (A)		800	675
4.875%, 02/21/2028	EUR	3,822	4,623
4.625%, 09/21/2023 (A)		$1,185	1,168
4.250%, 01/15/2025		2,450	2,291
United Mexican States MTN
5.750%, 10/12/2110		5,236	5,155

			125,025

Mongolia — 0.7%
Mongolia Government International Bond
5.625%, 05/01/2023		4,895	4,627
Mongolia Government International Bond MTN
10.875%, 04/06/2021 (A)		1,205	1,343
8.750%, 03/09/2024		3,150	3,376
5.125%, 12/05/2022		438	409
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020		350	368
9.375%, 05/19/2020 (A)		355	373

			10,496

Montenegro — 0.0%
Montenegro Government International Bond
3.375%, 04/21/2025	EUR	563	645

Morocco — 0.2%
OCP
6.875%, 04/25/2044		$1,325	1,391
5.625%, 04/25/2024 (A)		1,900	1,942

			3,333

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Netherlands — 0.2%
IHS Netherlands Holdco BV
9.500%, 10/27/2021 (A)		$406	$388
Marfrig Holdings Europe BV
8.000%, 06/08/2023 (A)		470	476
Petrobras Global Finance BV
5.750%, 02/01/2029		2,025	1,780

			2,644

Nigeria — 1.9%
Nigeria Government International Bond
16.288%, 03/17/2027	NGN	410,000	1,274
7.875%, 02/16/2032 (A)		$488	479
7.875%, 02/16/2032		5,382	5,277
7.696%, 02/23/2038		1,314	1,241
7.143%, 02/23/2030		811	765
7.143%, 02/23/2030 (A)		2,525	2,382
5.625%, 06/27/2022		1,200	1,176
Nigeria Government International Bond MTN
7.625%, 11/28/2047 (A)		1,686	1,536
6.500%, 11/28/2027 (A)		4,082	3,793
6.500%, 11/28/2027		2,150	1,998
Nigeria OMO Bill (B)
16.118%, 08/23/2018	NGN	523,379	1,423
14.734%, 11/08/2018		557,452	1,475
14.602%, 11/22/2018		318,362	839
Nigeria Treasury Bill (B)
22.197%, 08/02/2018		1,495,300	4,094
15.248%, 09/13/2018		350,000	944
15.213%, 08/30/2018		248,000	673

			29,369

Oman — 1.4%
Oman Government International Bond
6.750%, 01/17/2048		$3,119	2,823
6.500%, 03/08/2047 (A)		2,100	1,880
6.500%, 03/08/2047		1,556	1,393
5.625%, 01/17/2028		9,544	8,983
5.625%, 01/17/2028 (A)		1,076	1,013
5.375%, 03/08/2027 (A)		690	650
4.750%, 06/15/2026 (A)		237	217
4.125%, 01/17/2023 (A)		555	527
3.875%, 03/08/2022		1,066	1,022
3.625%, 06/15/2021		1,326	1,284
Oztel Holdings SPC
6.625%, 04/24/2028 (A)		1,237	1,175

			20,967

Pakistan — 0.1%
Pakistan Government International Bond
8.250%, 09/30/2025		1,000	954

SEI Institutional International Trust / Quarterly Report / June 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Panama — 0.1%
Republic of Panama
9.375%, 04/01/2029		$630	$882
8.125%, 04/28/2034		478	645

			1,527

Paraguay — 0.2%
Paraguay Government International Bond
6.100%, 08/11/2044 (A)		221	226
6.100%, 08/11/2044		1,440	1,472
5.600%, 03/13/2048		531	515
Telefonica Celular del Paraguay
6.750%, 12/13/2022		200	204
6.750%, 12/13/2022		200	204

			2,621

Peru — 1.2%
Abengoa Transmision Sur
6.875%, 04/30/2043 (A)		273	296
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	3,704	1,213
Kallpa Generacion
4.125%, 08/16/2027 (A)		$723	656
Peru LNG Srl
5.375%, 03/22/2030 (A)		754	746
Petroleos del Peru
5.625%, 06/19/2047 (A)		366	356
4.750%, 06/19/2032 (A)		613	587
Republic of Peru
8.200%, 08/12/2026	PEN	8,849	3,219
6.950%, 08/12/2031		4,383	1,466
6.950%, 08/12/2031		1,263	422
6.900%, 08/12/2037		2,094	688
6.900%, 08/12/2037		4,723	1,553
6.850%, 02/12/2042		613	197
6.350%, 08/12/2028 (A)		1,465	468
6.350%, 08/12/2028		1,570	501
6.350%, 08/12/2028		346	110
6.150%, 08/12/2032 (A)		7,495	2,343
5.700%, 08/12/2024 (A)		4,932	1,563
3.750%, 03/01/2030	EUR	1,463	2,041

			18,425

Philippines — 0.0%
Republic of Philippines
3.900%, 11/26/2022	PHP	45,000	793

Poland — 3.2%
Republic of Poland Government Bond
3.250%, 07/25/2025	PLN	18,403	5,000
2.750%, 08/25/2023		6,635	1,999
2.750%, 04/25/2028		10,710	2,753
2.500%, 01/25/2023		29,015	7,783
2.500%, 07/25/2026		62,450	15,948

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.500%, 07/25/2027	PLN	23,806	$6,018
2.250%, 04/25/2022		2,310	618
2.000%, 04/25/2021		912	244
1.750%, 07/25/2021		11,720	3,107
1.536%, 07/25/2020 (B)		2,709	699
Republic of Poland Government Bond, Ser 0922
5.750%, 09/23/2022		16,943	5,148

			49,317

Qatar — 0.2%
Ooredoo International Finance MTN
3.750%, 06/22/2026		$750	710
Qatar Government International Bond
5.103%, 04/23/2048		1,003	1,000
4.500%, 04/23/2028		1,526	1,540

			3,250

Romania — 0.9%
Romanian Government International Bond
5.800%, 07/26/2027	RON	14,080	3,664
4.250%, 06/28/2023		16,055	3,891
3.500%, 12/19/2022		1,220	289
3.400%, 03/08/2022		9,000	2,153
3.250%, 04/29/2024		3,720	850
Romanian Government International Bond MTN
3.875%, 10/29/2035	EUR	1,430	1,703
2.500%, 02/08/2030		935	1,045

			13,595

Russia — 4.6%
Credit Bank of Moscow Via CBOM Finance
5.875%, 11/07/2021 (A)		$1,116	1,091
Gazprom OAO Via Gaz Capital
4.250%, 04/06/2024	GBP	1,660	2,231
GTH Finance BV
6.250%, 04/26/2020		$580	591
GTLK Europe DAC
5.950%, 07/19/2021		470	471
Petropavlovsk
8.125%, 11/14/2022 (A)		730	621
Ritekro (D)
10.490%, 11/07/2022 (B)		914	571
Rusal Capital DAC
5.125%, 02/02/2022		860	505
Russian Federal Bond - OFZ
8.150%, 02/03/2027	RUB	665,794	11,027
7.750%, 09/16/2026		613,961	9,910
7.700%, 03/23/2033		464,581	7,439
7.600%, 07/20/2022		152,998	2,470
7.050%, 01/19/2028		773,700	11,920
7.000%, 01/25/2023		31,303	493
7.000%, 08/16/2023		300,364	4,733

8	SEI Institutional International Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.800%, 12/11/2019	RUB	98,998	$1,578
6.700%, 05/15/2019		361,124	5,757
0.000%, 11/24/2021		22,770	358
Russian Foreign Bond - Eurobond
5.250%, 06/23/2047		$2,800	2,696
Russian Railways Via RZD Capital
7.487%, 03/25/2031	GBP	1,300	2,143
Sberbank of Russia Via SB Capital
5.500%, VAR US Treas Yield
Curve Rate T Note Const Mat 5
Yr+4.023%, 02/26/2024 (A)		$2,292	2,294
SCF Capital Designated Activity
5.375%, 06/16/2023 (A)		729	728
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,310	1,359
6.800%, 11/22/2025 (A)		150	159
6.800%, 11/22/2025		580	613

			71,758

Saudi Arabia — 0.1%
Saudi Government International Bond MTN
4.500%, 04/17/2030		1,031	1,030

Senegal — 0.1%
Senegal Government International Bond
6.250%, 05/23/2033 (A)		910	806
4.750%, 03/13/2028	EUR	248	270

			1,076

Serbia — 0.6%
Republic of Serbia
7.250%, 09/28/2021 (A)		$200	218
7.250%, 09/28/2021		8,125	8,867
4.875%, 02/25/2020		200	203

			9,288

South Africa — 7.0%
Eskom Holdings SOC
7.125%, 02/11/2025 (A)		951	908
7.125%, 02/11/2025		2,583	2,465
5.750%, 01/26/2021		1,883	1,817
Eskom Holdings SOC MTN
7.500%, 09/15/2033	ZAR	35,200	1,922
6.750%, 08/06/2023		$1,834	1,752
Republic of South Africa
10.500%, 12/21/2026	ZAR	233,226	18,637
9.000%, 01/31/2040		166,159	11,391
8.875%, 02/28/2035		105,220	7,258
8.750%, 01/31/2044		47,197	3,146
8.750%, 02/28/2048		152,507	10,127
8.500%, 01/31/2037		78,299	5,177
8.250%, 03/31/2032		59,721	3,967
8.000%, 01/31/2030		80,170	5,338
7.250%, 01/15/2020		20,500	1,490

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.000%, 02/28/2031	ZAR	114,021	$6,902
6.500%, 02/28/2041		39,901	2,076
6.250%, 03/31/2036		184,906	9,752
5.875%, 09/16/2025 (C)		$911	935
5.875%, 06/22/2030		1,402	1,390
5.650%, 09/27/2047		1,616	1,454
4.875%, 04/14/2026		2,900	2,790
4.850%, 09/27/2027		2,950	2,788
4.300%, 10/12/2028		3,100	2,762
Stillwater Mining
7.125%, 06/27/2025 (A)		636	557
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	13,360	958

			107,759

South Korea — 0.1%
Korea Housing Finance
3.000%, 10/31/2022 (A)		$908	880

Sri Lanka — 1.1%
Republic of Sri Lanka
6.825%, 07/18/2026 (A)		909	871
6.250%, 07/27/2021		853	858
6.200%, 05/11/2027		560	511
5.875%, 07/25/2022 (A)		1,755	1,723
Sri Lanka Government International Bond
11.750%, 06/15/2027	LKR	236,000	1,575
11.500%, 12/15/2021		242,000	1,596
11.500%, 08/01/2026		6,000	40
6.850%, 11/03/2025		$1,469	1,421
6.825%, 07/18/2026		500	479
6.750%, 04/18/2028 (A)		3,756	3,545
6.750%, 04/18/2028		1,840	1,736
5.875%, 07/25/2022		989	971
5.750%, 04/18/2023 (A)		1,077	1,031

			16,357

Supra-National — 0.6%
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		865	823
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	9,200	674
7.200%, 07/09/2019	IDR	31,560,000	2,165
Inter-American Development Bank MTN
7.875%, 03/14/2023		50,880,000	3,587
7.350%, 09/12/2018		20,140,000	1,398

			8,647

Thailand — 1.4%
Bank of Thailand Bill (B)
1.364%, 12/06/2018	THB	16,365	491
1.266%, 12/06/2018		61,000	1,830
1.199%, 08/30/2018		94,000	2,832
1.171%, 10/04/2018		58,180	1,750

SEI Institutional International Trust / Quarterly Report / June 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.119%, 09/13/2018	THB	25,455	$766
PTTEP Treasury Center
4.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.177%, 12/18/2166 (A)		$652	652
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	113
4.875%, 06/22/2029		22,000	792
3.875%, 06/13/2019		68,000	2,097
3.775%, 06/25/2032		17,000	551
3.650%, 06/20/2031		84,500	2,708
3.625%, 06/16/2023		55,000	1,776
3.400%, 06/17/2036		58,500	1,798
2.550%, 06/26/2020		40,000	1,227
2.125%, 12/17/2026		15,000	436
1.875%, 06/17/2022		57,000	1,713
Thailand Treasury Bill
0.000%, 07/04/2018 (B)		30,000	906

			22,438

Tunisia — 0.1%
Banque Centrale de Tunisie
5.625%, 02/17/2024	EUR	1,850	2,107

Turkey — 6.1%
Akbank Turk
6.797%, VAR USD Swap Semi 30/360 5 Year Curr+4.029%, 04/27/2028		$200	172
6.797%, VAR USD Swap Semi 30/360 5 Year Curr+4.029%, 04/27/2028 (A)		1,053	907
Export Credit Bank of Turkey
6.125%, 05/03/2024 (A)		547	506
5.875%, 04/24/2019 (A)		200	200
5.375%, 10/24/2023 (A)		1,033	937
5.000%, 09/23/2021 (A)		538	509
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (A)		896	872
Hazine Mustesarligi Varlik Kiralama
5.004%, 04/06/2023		1,221	1,152
Republic of Turkey
7.375%, 02/05/2025		5,525	5,713
6.875%, 03/17/2036		1,020	959
6.750%, 05/30/2040		1,480	1,353
6.625%, 02/17/2045		848	751
6.000%, 03/25/2027		4,102	3,854
6.000%, 01/14/2041		1,880	1,593
5.750%, 03/22/2024		333	321
5.125%, 03/25/2022		573	555
4.875%, 10/09/2026		310	273
4.875%, 04/16/2043		2,030	1,510
4.250%, 04/14/2026		1,521	1,299
TC Ziraat Bankasi
4.250%, 07/03/2019 (A)		940	925

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
TC Ziraat Bankasi MTN
5.125%, 05/03/2022 (A)		$1,063	$983
5.125%, 09/29/2023 (A)		655	582
4.750%, 04/29/2021 (A)		561	526
Turk Telekomunikasyon
4.875%, 06/19/2024		1,750	1,594
Turkey Government Bond
12.200%, 01/18/2023	TRY	18,978	3,560
11.000%, 03/02/2022		34,649	6,334
11.000%, 02/24/2027		17,861	2,971
10.700%, 02/17/2021		9,044	1,684
10.700%, 08/17/2022		26,936	4,798
10.600%, 02/11/2026		13,409	2,225
10.500%, 08/11/2027		73,346	11,848
10.400%, 03/20/2024		2,250	383
9.500%, 01/12/2022		13,693	2,400
9.400%, 07/08/2020		22,531	4,222
9.200%, 09/22/2021		9,387	1,641
9.000%, 07/24/2024		9,803	1,558
8.500%, 09/14/2022		4,534	747
7.400%, 02/05/2020		12,671	2,368
7.100%, 03/08/2023		6,560	997
7.000%, 06/05/2020		$665	681
3.000%, 08/02/2023	TRY	8,232	1,795
Turkey Government International Bond
7.000%, 03/11/2019		$784	794
6.125%, 10/24/2028		3,389	3,174
5.750%, 05/11/2047		5,284	4,264
5.125%, 02/17/2028		5,184	4,563
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Year Curr+4.220%, 05/24/2027 (A)		2,130	1,865
Turkiye Is Bankasi
7.000%, VAR USD Swap Semi 30/360 5 Year Curr+5.117%, 06/29/2028 (A)		270	230
Turkiye Is Bankasi MTN
6.125%, 04/25/2024		1,680	1,527
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)		429	381

			95,056

Ukraine — 2.4%
Metinvest BV
7.750%, 04/23/2023 (A)		607	570
Ukraine Government International Bond
7.750%, 09/01/2020 (A)		477	474
7.750%, 09/01/2021 (A)		3,473	3,421
7.750%, 09/01/2024		1,283	1,215
7.750%, 09/01/2025 (A)		7,708	7,216
7.750%, 09/01/2026 (A)		4,987	4,619
7.750%, 09/01/2026		1,581	1,464
7.750%, 09/01/2027 (C)		1,590	1,459

10	SEI Institutional International Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.750%, 09/01/2027 (A)		$4,748	$4,356
7.375%, 09/25/2032 (A)		8,046	6,893
0.000%, 05/31/2040 (E)		106	67
0.000%, 05/31/2040 (A)(E)		6,445	4,073
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (A)		1,711	1,711

			37,538

United Arab Emirates — 0.2%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047 (A)		1,248	1,143
3.650%, 11/02/2029 (A)		1,247	1,154
MAF Global Securities
5.500%, VAR USD Swap Semi 30/360 5 Year Curr+3.476%, 12/29/2049		870	829

			3,126

United Kingdom — 0.0%
MARB BondCo
6.875%, 01/19/2025 (A)		269	256
Vedanta Resources
6.125%, 08/09/2024 (A)		517	454

			710

United States — 0.0%
Transportadora de Gas del Sur
6.750%, 05/02/2025 (A)		238	218

Uruguay — 0.7%
Republic of Uruguay
9.875%, 06/20/2022 (A)	UYU	31,830	1,005
8.500%, 03/15/2028 (A)		168,327	4,632
5.100%, 06/18/2050		$1,264	1,243
4.375%, 12/15/2028	UYU	28,206	971
4.125%, 11/20/2045		$346	310
Uruguay Government International Bond
9.875%, 06/20/2022	UYU	8,520	269
4.375%, 10/27/2027		$2,237	2,265
Uruguay Monetary Regulation Bill (B)
10.132%, 02/08/2019	UYU	17,100	516

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
9.591%, 09/21/2018	UYU	10,054	$314

			11,525

Venezuela — 0.7%
Petroleos de Venezuela
9.750%, 05/17/2035 (F)		$1,000	236
9.000%, 11/17/2021 (F)		4,300	1,032
6.000%, 05/16/2024 (F)		8,092	1,705
6.000%, 05/16/2024 (F)		7,785	1,640
6.000%, 11/15/2026 (F)		10,066	2,114
5.500%, 04/12/2037 (F)		740	166
5.375%, 04/12/2027 (F)		4,364	1,004
Republic of Venezuela
9.250%, 09/15/2027 (F)		2,300	648
8.250%, 10/13/2024 (F)		1,404	381
7.750%, 10/13/2019 (F)		6,270	1,704

			10,630

Zambia — 0.4%
Republic of Zambia
8.970%, 07/30/2027		4,401	3,885
8.500%, 04/14/2024 (A)		1,321	1,174
5.375%, 09/20/2022 (A)		105	87
5.375%, 09/20/2022		642	534

			5,680

Total Global Bonds
(Cost $1,544,640) ($ Thousands)			1,427,725

		Shares

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P.
2.010% **†(G)		5,558,750	5,559

Total Affiliated Partnership (Cost $5,559) ($ Thousands)			5,559

Total Investments in Securities— 92.5% (Cost $1,550,199) ($ Thousands)			$1,433,284

A list of the open futures contracts held by the Fund at June 30, 2018, is as follows:

Type of Contract	Number of Contracts Long/ (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro-Bund	(47)	Sep-2018	$(8,847)	$(8,920)	$(73)
Euro-Bund	(202)	Sep-2018	(38,014)	(38,337)	(323)
Euro-Buxl 30 Year Bond	(28)	Sep-2018	(5,715)	(5,809)	(94)
JSE Bond Future R209	(70)	Aug-2018	(436)	(380)	56
Korea 10-Year Bond	48	Sep-2018	5,227	5,220	(7)
Korea 3-Year Bond	150	Sep-2018	14,638	14,544	(94)
Long Gilt 10-Year Bond	(22)	Sep-2018	(3,594)	(3,574)	20

SEI Institutional International Trust / Quarterly Report / June 30, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Debt Fund (Continued)

Type of Contract	Number of Contracts Long/(Short)	Date Expiration	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

U.S. 10-Year Treasury Note	265	Sep-2018	$31,696	$31,850	$154

U.S. 10-Year Treasury Note	(58)	Sep-2018	(6,933)	(6,971)	(38)

U.S. 5-Year Treasury Note	(361)	Sep-2018	(40,942)	(41,016)	(74)

U.S. 5-Year Treasury Note	60	Sep-2018	6,803	6,817	14

U.S. Ultra Long Treasury Bond	(1)	Sep-2018	(156)	(160)	(4)

			$(46,273)	$(46,736)	$(463)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citi	07/03/18 - 10/02/18	USD	6,711	BRL	25,473	$(136)
Citi	07/03/18 - 08/06/18	ARS	104,198	USD	3,977	421
Citi	09/19/18	EUR	990	USD	1,172	10
Citi	07/05/18	EUR	1,487	USD	1,727	(9)
Citi	07/05/18	PLN	3,472	EUR	817	26
Citi	07/05/18	EUR	8,240	PLN	35,288	(196)
Citi	07/26/18 - 09/19/18	USD	15,066	MXN	308,535	556
Citi	07/06/18 - 04/03/19	USD	9,879	MXN	195,459	(218)
Citi	07/09/18	EUR	186	HUF	58,403	(10)
Citi	07/09/18 - 09/19/18	USD	4,905	IDR	69,057,504	(104)
Citi	07/09/18	IDR	11,461,146	USD	822	22
Citi	07/10/18 - 08/21/18	USD	8,618	ARS	235,194	(638)
Citi	07/11/18	USD	974	RON	3,850	(10)
Citi	07/11/18	USD	3,482	PLN	12,768	(71)
Citi	07/11/18	EUR	11,421	CZK	292,285	(218)
Citi	07/11/18 - 09/19/18	USD	11,771	THB	375,392	(416)
Citi	07/11/18 - 09/27/18	CZK	141,243	EUR	5,481	68
Citi	07/16/18 - 09/19/18	USD	6,380	ZAR	82,595	(388)
Citi	07/17/18	TRY	21,566	USD	4,635	(45)
Citi	07/18/18 - 03/07/19	EUR	15,793	RON	75,035	66
Citi	03/01/19	RON	26,858	EUR	5,631	28
Citi	07/18/18	RON	15,056	EUR	3,216	(8)
Citi	07/20/18	USD	7,513	CLP	4,758,500	(202)
Citi	07/20/18	CLP	1,015,669	USD	1,708	148
Citi	09/19/18	ZAR	272,560	USD	20,396	709
Citi	07/27/18	ZAR	17,540	USD	1,266	(10)
Citi	08/03/18 - 09/19/18	USD	12,215	CZK	269,082	(99)
Citi	08/08/18 - 09/19/18	USD	6,438	COP	18,502,261	(145)
Citi	08/20/18	ILS	12,124	USD	3,396	71
Citi	08/28/18 - 09/19/18	CZK	178,015	USD	7,995	(24)
Citi	09/05/18	RUB	209,989	USD	3,361	34
Citi	09/13/18	USD	3,656	PEN	12,002	2
Citi	09/19/18	USD	778	PEN	2,546	(2)
Citi	09/19/18	USD	1,876	EUR	1,580	(21)
Citi	09/19/18	USD	4,126	HUF	1,112,646	(158)
Citi	09/19/18	USD	9,686	TRY	36,713	(1,938)
Citi	09/19/18	USD	10,349	RUB	651,750	(38)
Citi	09/19/18	USD	11,139	SGD	14,819	(247)
Citi	09/19/18	RON	18,340	USD	4,583	5

12	SEI Institutional International Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citi	09/19/18	TWD	236,200	USD	7,833	$38
Citi	09/19/18	HUF	520,840	USD	1,875	18
Citi	09/19/18	INR	718,780	USD	10,517	132
Citi	09/19/18	PHP	824,954	USD	15,344	(16)
Citi	09/19/18	HUF	1,483,200	EUR	4,542	45
Citi	04/03/19	MXN	2,580	USD	131	5
Goldman Sachs	10/02/18	USD	328	BRL	1,278	1
Goldman Sachs	07/03/18 - 09/05/18	USD	35,828	BRL	134,092	(1,184)
Goldman Sachs	07/03/18 - 09/05/18	BRL	166,043	USD	44,283	1,389
Goldman Sachs	07/05/18	PLN	3,853	EUR	896	17
Goldman Sachs	07/05/18	USD	5,846	IDR	81,046,500	(191)
Goldman Sachs	07/05/18 - 07/23/18	EUR	22,969	USD	27,054	216
Goldman Sachs	09/19/18	EUR	9,170	USD	10,722	(47)
Goldman Sachs	08/03/18	USD	34,630	EUR	29,833	278
Goldman Sachs	07/05/18 - 09/19/18	USD	15,564	EUR	13,230	(74)
Goldman Sachs	07/05/18 - 09/19/18	IDR	77,267,451	USD	5,360	15
Goldman Sachs	07/09/18	EUR	3,982	HUF	1,278,271	(114)
Goldman Sachs	07/09/18 - 09/19/18	USD	14,742	ZAR	189,463	(981)
Goldman Sachs	07/09/18	HUF	2,331,440	EUR	7,173	104
Goldman Sachs	07/11/18 - 12/20/18	CZK	220,236	EUR	8,473	33
Goldman Sachs	07/16/18	ZAR	114,859	USD	8,713	346
Goldman Sachs	09/19/18	ZAR	34,150	USD	2,434	(33)
Goldman Sachs	09/10/18	USD	1,846	TRY	8,736	4
Goldman Sachs	07/17/18 - 09/19/18	USD	27,543	TRY	119,208	(2,244)
Goldman Sachs	07/18/18	EUR	2,568	RON	11,995	—
Goldman Sachs	07/18/18	RON	11,519	EUR	2,462	(5)
Goldman Sachs	07/31/18	TWD	91,294	USD	2,994	(10)
Goldman Sachs	09/19/18	USD	14,561	MXN	295,310	279
Goldman Sachs	08/03/18	USD	3,865	MXN	73,443	(146)
Goldman Sachs	08/07/18	USD	405	MYR	1,612	(6)
Goldman Sachs	08/07/18	MYR	4,049	USD	1,013	11
Goldman Sachs	08/08/18	USD	644	COP	1,883,576	(3)
Goldman Sachs	08/08/18	COP	4,012,775	USD	1,378	13
Goldman Sachs	08/23/18	RUB	474,724	USD	7,579	50
Goldman Sachs	08/24/18 - 09/20/18	CLP	5,334,228	USD	8,300	103
Goldman Sachs	09/05/18	USD	7,365	RUB	468,598	58
Goldman Sachs	09/10/18 - 09/19/18	TRY	107,332	USD	22,075	(584)
Goldman Sachs	09/19/18	USD	67	THB	2,150	(2)
Goldman Sachs	09/19/18	GBP	3,250	USD	4,365	60
Goldman Sachs	09/19/18	USD	9,249	PLN	33,820	(201)
Goldman Sachs	09/27/18 - 12/20/18	EUR	11,504	CZK	306,385	284
Goldman Sachs	09/19/18	EUR	4,547	CZK	117,350	(50)
Goldman Sachs	09/19/18	MXN	168,340	USD	8,144	(316)
Goldman Sachs	09/20/18	USD	10,818	CLP	6,829,080	(324)
Goldman Sachs	01/16/19	USD	3,610	EGP	68,960	39
Goldman Sachs	01/16/19	EGP	68,960	USD	3,666	16
JPMorgan Chase Bank	07/03/18 - 08/03/18	USD	6,724	ARS	147,872	(1,654)
JPMorgan Chase Bank	07/03/18 - 08/23/18	USD	6,782	BRL	25,102	(270)
JPMorgan Chase Bank	07/03/18 - 09/05/18	BRL	91,478	USD	24,174	460
JPMorgan Chase Bank	07/05/18	EUR	1,296	USD	1,521	8

SEI Institutional International Trust / Quarterly Report / June 30, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	07/05/18	EUR	4,136	PLN	17,653	$(115)
JPMorgan Chase Bank	07/05/18	USD	33,569	EUR	28,989	282
JPMorgan Chase Bank	07/05/18	IDR	83,634,469	USD	6,012	176
JPMorgan Chase Bank	07/09/18	EUR	50	HUF	16,397	—
JPMorgan Chase Bank	07/09/18	HUF	59,502	EUR	186	6
JPMorgan Chase Bank	07/09/18	IDR	54,316,914	USD	3,896	107
JPMorgan Chase Bank	07/10/18	USD	925	EUR	800	9
JPMorgan Chase Bank	07/10/18 - 09/05/18	EUR	42,363	USD	49,763	184
JPMorgan Chase Bank	07/11/18	RON	2,032	USD	513	4
JPMorgan Chase Bank	07/11/18	USD	2,515	RON	9,942	(27)
JPMorgan Chase Bank	07/11/18 - 09/27/18	USD	6,120	SGD	8,233	(74)
JPMorgan Chase Bank	07/11/18	CZK	83,258	EUR	3,222	26
JPMorgan Chase Bank	09/27/18	CZK	26,087	EUR	978	(27)
JPMorgan Chase Bank	07/11/18 - 08/07/18	THB	230,674	USD	7,208	241
JPMorgan Chase Bank	07/11/18 - 08/20/18	KRW	9,833,176	USD	9,148	313
JPMorgan Chase Bank	07/13/18	USD	6,221	RUB	387,374	(49)
JPMorgan Chase Bank	07/16/18	USD	2,015	ZAR	26,773	(65)
JPMorgan Chase Bank	07/16/18 - 09/19/18	ZAR	102,025	USD	7,961	565
JPMorgan Chase Bank	07/27/18	ZAR	15,784	USD	1,139	(9)
JPMorgan Chase Bank	07/17/18	USD	2,098	TRY	10,335	145
JPMorgan Chase Bank	07/17/18	TRY	80,906	USD	17,596	40
JPMorgan Chase Bank	09/10/18	TRY	14,361	USD	3,009	(33)
JPMorgan Chase Bank	07/18/18 - 08/14/18	USD	3,616	THB	115,274	(132)
JPMorgan Chase Bank	03/07/19	RON	13,500	EUR	2,821	6
JPMorgan Chase Bank	07/18/18	RON	18,851	EUR	4,031	(6)
JPMorgan Chase Bank	07/20/18	USD	2,843	CLP	1,804,289	(70)
JPMorgan Chase Bank	07/24/18 - 08/06/18	ARS	117,812	USD	4,524	560
JPMorgan Chase Bank	07/27/18	USD	4,955	TRY	23,582	141
JPMorgan Chase Bank	09/19/18	USD	4,204	TRY	19,651	(57)
JPMorgan Chase Bank	07/31/18 - 08/06/18	USD	1,728	KZT	564,909	(80)
JPMorgan Chase Bank	12/19/18	USD	2,284	CZK	53,938	161
JPMorgan Chase Bank	08/03/18	USD	2,590	CZK	57,355	(11)
JPMorgan Chase Bank	08/03/18 - 04/03/19	MXN	64,951	USD	3,203	(18)
JPMorgan Chase Bank	08/08/18	PLN	1,180	EUR	269	—
JPMorgan Chase Bank	08/08/18	USD	3,958	COP	11,323,529	(105)
JPMorgan Chase Bank	08/08/18	COP	4,900,824	USD	1,684	17
JPMorgan Chase Bank	08/20/18	USD	3,391	ILS	12,124	(66)
JPMorgan Chase Bank	08/23/18	BRL	6,639	USD	1,749	33
JPMorgan Chase Bank	08/24/18	USD	6,144	CLP	3,881,217	(180)
JPMorgan Chase Bank	09/05/18	USD	2,974	RUB	190,338	41
JPMorgan Chase Bank	09/05/18	RUB	178,642	USD	2,766	(64)
JPMorgan Chase Bank	09/19/18	USD	433	PHP	23,290	—
JPMorgan Chase Bank	09/19/18	USD	2,156	MXN	45,355	124
JPMorgan Chase Bank	04/03/19	USD	2,387	MXN	45,502	(168)
JPMorgan Chase Bank	09/19/18	USD	10,138	THB	323,901	(335)
JPMorgan Chase Bank	12/20/18	EUR	252	CZK	6,586	1
JPMorgan Chase Bank	09/27/18	EUR	6,154	CZK	159,251	(52)
JPMorgan Chase Bank	12/19/18	EUR	7,585	CZK	200,890	130
Standard Bank	07/05/18	USD	715	IDR	10,188,419	(4)
Standard Bank	07/05/18	USD	5,913	EUR	5,092	33

14	SEI Institutional International Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	07/23/18	USD	12,450	EUR	10,577	$(83)
Standard Bank	07/05/18 - 07/23/18	EUR	24,351	USD	29,698	1,251
Standard Bank	07/05/18 - 07/09/18	IDR	51,997,049	USD	3,683	55
Standard Bank	07/09/18	USD	3,282	INR	215,512	(139)
Standard Bank	07/09/18	ZAR	40,437	USD	2,944	(4)
Standard Bank	07/09/18	INR	215,600	USD	3,153	9
Standard Bank	07/20/18 - 09/20/18	USD	7,418	CLP	4,632,041	(301)
Standard Bank	07/23/18 - 09/05/18	MYR	51,196	USD	12,842	171
Standard Bank	10/02/18	MYR	12,200	USD	3,014	(1)
Standard Bank	08/07/18 - 09/19/18	USD	16,943	THB	539,795	(618)
Standard Bank	08/08/18	EUR	10,433	PLN	45,617	(18)
Standard Bank	09/19/18	USD	2,888	TRY	10,912	(585)
Standard Bank	09/19/18	USD	5,186	MYR	20,760	(54)
Standard Bank	09/19/18	PHP	310,914	USD	5,777	(12)
Standard Bank	09/19/18	TWD	404,580	USD	13,673	321
Standard Bank	10/02/18	TWD	371,326	USD	12,186	(76)
State Street	04/03/19	USD	3,052	MXN	63,544	47
State Street	04/03/19	MXN	29,392	USD	1,409	(25)

						$(6,082)

A list of open OTC swap agreements held by the Fund at June 30, 2018, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	0.85%	6-Month HUF - BUBOR	Semi-Annual	10/10/2019	HUF	3,000,000	$(65)	$–	$(65)
Goldman Sachs	1-Day BRL - CETIP	8.22%	Annual	01/02/2020	BRL	4,194	23	–	23
JPMorgan Chase	1-Day BRL - CETIP	11.46%	Annual	01/02/2020	BRL	3,649	48	–	48
JPMorgan Chase	1-Day BRL - CETIP	12.13%	Annual	01/02/2020	BRL	3,480	54	–	54
JPMorgan Chase	1-Day BRL - CETIP	12.13%	Annual	01/02/2020	BRL	5,738	89	–	89
Goldman Sachs	0.52%	3-Month HUF - BUBOR	Annual	01/18/2020	HUF	9,000,000	(276)	–	(276)
Goldman Sachs	3-Month Moscow Prime Offered Rate - RUB	6.78%	Annual	02/22/2020	RUB	1,080,956	(172)	–	(172)
Goldman Sachs	0.59%	6-Month CZK - PRIBOR	Semi-Annual	03/13/2020	CZK	25,000	19	–	19
Goldman Sachs	3-Month Moscow Prime Offered Rate - RUB	6.53%	Annual	03/27/2020	RUB	1,400,000	(275)	–	(275)
JPMorgan Chase	0.69%	6-Month HUF - BUBOR	Semi-Annual	04/20/2020	HUF	1,750,000	35	–	35
JPMorgan Chase	1.67%	6-Month THB - BKIBOR	Semi-Annual	06/04/2020	THB	254,000	14	–	14
Goldman Sachs	1.65%	6-Month THB - BKIBOR	Semi-Annual	06/07/2020	THB	254,000	18	–	18
Goldman Sachs	1-Day BRL - CETIP	12.73%	Annual	01/04/2021	BRL	10,608	316	–	317
Goldman Sachs	1-Day BRL - CETIP	10.89%	Annual	01/04/2021	BRL	170	1	–	1
Goldman Sachs	1-Day BRL - CETIP	10.04%	Annual	01/04/2021	BRL	3,557	17	–	17
Goldman Sachs	1-Day BRL - CETIP	9.09%	Annual	01/04/2021	BRL	3,401	(5)	–	(5)
JPMorgan Chase	1-Day BRL - CETIP	9.11%	Annual	01/04/2021	BRL	3,303	(14)	–	(13)
JPMorgan Chase	1-Day BRL - CETIP	9.61%	Annual	01/04/2021	BRL	4,626	9	–	9
JPMorgan Chase	1-Day BRL - CETIP	9.28%	Annual	01/04/2021	BRL	5,815	(2)	–	(2)
JPMorgan Chase	1-Day BRL - CETIP	8.87%	Annual	01/04/2021	BRL	8,089	(23)	–	(23)
JPMorgan Chase	1-Day BRL - CETIP	9.18%	Annual	01/04/2021	BRL	3,419	(3)	–	(3)
JPMorgan Chase	1-Day BRL - CETIP	8.66%	Annual	01/04/2021	BRL	3,575	(5)	–	(5)
Goldman Sachs	28-Day MXN - TIIE	5.37%	Monthly	03/17/2021	MXN	46,500	(156)	–	(156)
JPMorgan Chase	1.38%	6-Month HUF - BUBOR	Semi-Annual	06/17/2021	HUF	654,998	6	–	6
JPMorgan Chase	6-Month PZL - WIBOR	2.42%	Annual	12/12/2021	PLN	3,300	18	–	18
Citibank	6-Month PZL - WIBOR	2.43%	Annual	12/14/2021	PLN	11,000	62	–	62

SEI Institutional International Trust / Quarterly Report / June 30, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Debt Fund (Continued)

Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)

Goldman Sachs	6-Month HUF - BUBOR	1.27%	Semi-Annual	01/10/2022	HUF	1,537,322	$52	$–	$52
Goldman Sachs	0.87%	6-Month CZK - PRIBOR	Semi-Annual	03/09/2022	CZK	25,000	38	–	38
JPMorgan Chase	1-Day CLP - Sinacofi Chile Interbank Rate Avg	3.43%	Semi-Annual	05/10/2022	CLP	420,527	(2)	–	(2)
JPMorgan Chase	0.96%	6-Month CZK - PRIBOR	Semi-Annual	05/17/2022	CZK	28,773	41	–	41
JPMorgan Chase	1-Day CLP - Sinacofi Chile Interbank Rate Avg	3.41%	Semi-Annual	07/11/2022	CLP	900,000	(8)	–	(8)
Goldman Sachs	1-Day COP - Columbia IBR Overnight Interbank	5.44%	Quarterly	09/07/2022	COP	2,205,023	(19)	–	(19)
Citibank	1.17%	6-Month CZK - PRIBOR	Semi-Annual	09/08/2022	CZK	43,406	40	–	40
Goldman Sachs	28-Day MXN - TIIE	5.90%	Monthly	09/12/2022	MXN	75,956	(281)	–	(281)
JPMorgan Chase	1-Day COP - Columbia IBR Overnight Interbank	5.30%	Quarterly	09/19/2022	COP	9,500,000	(104)	–	(104)
Goldman Sachs	6-Month HUF - BUBOR	0.84%	Annual	09/21/2022	HUF	1,390,000	(180)	–	(180)
JPMorgan Chase	1-Day COP - Columbia IBR Overnight Interbank	5.38%	Quarterly	09/25/2022	COP	5,391,885	(7)	–	(7)
JPMorgan Chase	1-Day CLP - Sinacofi Chile Interbank Rate Avg	3.43%	Semi-Annual	10/25/2022	CLP	1,562,364	(16)	–	(16)
Goldman Sachs	1-Day BRL - CETIP	11.99%	Annual	01/02/2023	BRL	3,000	51	–	51
JPMorgan Chase	1-Day BRL - CETIP	10.04%	Annual	01/03/2023	BRL	5,012	4	–	4
Goldman Sachs	7-Day CNY - CNRR009	3.63%	Quarterly	05/03/2023	CNY	22,500	58	–	58
JPMorgan Chase	7-Day CNY - CNRR007	3.64%	Quarterly	05/03/2023	CNY	22,500	59	–	59
JPMorgan Chase	6-Month THB - BKIBOR	2.08%	Semi-Annual	06/04/2023	THB	105,500	(31)	–	(31)
Goldman Sachs	6-Month THB - BKIBOR	2.058%	Semi-Annual	06/07/2023	THB	105,500	(35)	–	(35)
Goldman Sachs	28-Day MXN - TIIE	6.36%	Monthly	05/21/2025	MXN	23,145	(101)	–	(101)
Goldman Sachs	28-Day MXN - TIIE	6.21%	Monthly	12/08/2025	MXN	16,624	(86)	–	(86)
Goldman Sachs	28-Day MXN - TIIE	6.17%	Monthly	03/05/2026	MXN	47,200	(257)	–	(257)
JPMorgan Chase	28-Day MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	40,000	(230)	–	(230)
Goldman Sachs	28-Day MXN - TIIE	6.38%	Monthly	09/16/2026	MXN	26,000	(133)	–	(133)
Goldman Sachs	1-Day-CLP - Sinacofi Chile Interbank Rate Avg	3.45%	Semi-Annual	06/02/2027	CLP	937,139	(6)	–	(6)
Goldman Sachs	8.02%	3-Month ZAR - JIBAR	Quarterly	05/18/2028	ZAR	51,000	61	–	61

							$(1,357)	$–	$(1,357)

Cross Currency Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payment (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	15.53%	3-Month USD - LIBOR	Quarterly	09/10/2023	USD	4,013	$120	$–	$120
JPMorgan Chase	3-Month USD - LIBOR	18.35%	Quarterly	09/10/2019	USD	63,000	(95)	–	(95)

							$25	$–	$25

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized (Depreciation) (Thousands)
JPMorgan Chase	Argentina	Sell	5.00%	Quarterly	06/20/2023	$(1,895)	$32	$155	$(123)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2018, are as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
28-Day MXN - TIIE	7.51%	Monthly	04/20/2027	MXN	8,110	$(13)	$–	$(13)
2.76%	6-Month PLN - WIBOR	Semi-Annual	07/03/2027	PLN	1,700	3	–	3

16	SEI Institutional International Trust / Quarterly Report / June 30, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.01%	6-Month PLN - WIBOR	Semi-Annual	10/26/2027	PLN	15,000	$(44)	$–	$(44)
28-Day MXN - TIIE	7.90%	Monthly	01/22/2027	MXN	41,115	(9)	–	(9)
1-Day BRL - CETIP	11.45%	Annual	01/02/2025	BRL	4,453	6	–	6
28-Day MXN - TIIE	7.82%	Monthly	02/20/2025	MXN	25,000	(6)	–	(6)
28-Day MXN - TIIE	7.72%	Monthly	12/03/2026	MXN	8,000	(7)	–	(7)
2.44%	6-Month HUF - BUBOR	Semi-Annual	06/08/2028	HUF	220,205	35	–	35
2.68%	6-Month HUF - BUBOR	Semi-Annual	06/12/2028	HUF	496,885	42	–	42
2.70%	6-Month HUF - BUBOR	Semi-Annual	06/13/2028	HUF	453,115	36	–	36
2.38%	6-Month HUF - BUBOR	Semi-Annual	06/07/2028	HUF	279,795	50	–	50
1.70%	6-Month HUF - BUBOR	Semi-Annual	01/22/2028	HUF	455,025	167	–	167
1.94%	6-Month CZK - PRIBOR	Semi-Annual	02/26/2028	CZK	14,000	5	–	5
3.06%	6-Month PLN - WIBOR	Semi-Annual	05/21/2028	PLN	6,500	(31)	–	(31)
1-Day BRL - CETIP	12.34%	Annual	01/02/2025	BRL	5,215	45	–	45
6-Month PZL - WIBOR	2.51%	Annual	01/10/2022	PLN	22,509	61	–	61
28-Day MXN - TIIE	7.58%	Monthly	01/28/2022	MXN	67,966	(38)	–	(38)
28-Day MXN - TIIE	6.75%	Monthly	06/23/2022	MXN	26,758	(55)	–	(55)
1-Day BRL - BROIS (CETIP)	9.46%	Annual	01/03/2022	BRL	13,267	(50)	–	(50)
0.53%	3-Month HUF - BUBOR	Annual	02/05/2020	HUF	1,000,000	(30)	–	(30)
3-Month PLN - WIBOR	2.02%	Annual	03/12/2020	PLN	120,000	34	–	34
1-Day BRL - CETIP	8.98%	Annual	01/04/2021	BRL	13,259	(27)	–	(27)
1.73%	6-Month CZK - PRIBOR	Semi-Annual	03/26/2023	CZK	19,260	6	–	6
28-Day MXN - TIIE	7.61%	Monthly	03/07/2024	MXN	53,000	(35)	–	(35)
28-Day MXN - TIIE	7.35%	Monthly	10/25/2024	MXN	22,000	(31)	–	(31)
1.94%	6-Month CZK - PRIBOR	Semi-Annual	03/13/2023	CZK	150,000	70	–	70
28-Day MXN - TIIE	6.71%	Monthly	07/07/2022	MXN	130,137	(276)	–	(276)
1-Day BRL - CETIP	10.90%	Annual	01/02/2023	BRL	10,996	22	–	22
1-Day BRL - CETIP	9.26%	Annual	01/02/2023	BRL	2,368	(23)	–	(24)

						$(93)	$–	$(94)

Percentages	are based on Net Assets of $1,549,807 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2018.

†	Investment in Affiliated Security.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2018, the value of these securities amounted to $213,644 ($ Thousands), representing 13.79% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	Certain securities or partial positions of certain securities are on loan at June 30, 2018. The total market value of securities on loan at June 30, 2018 was $5,929 ($ Thousands).

(D)	Level 3 security in accordance with fair value hierarchy.

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(F)	Security is in default on interest payment.

(G)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2018 was $5,559 ($ Thousands).

ARS — Argentine Peso

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

EGP — Egyptian Pound

EUR — Euro

GBP — British Pound Sterling

GHS — Ghanaian Cedi

HUF — Hungarian Forint

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

INR — Indian Rupee

JSC — Joint-Stock Company

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LKR — Sri Lankan Rupee

L.P. — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEN — Peruvian Nuevo Sol

PHP— Philippine Peso

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

THB — Thai Bhat

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

UYU — Uruguayan Peso

VAR — Variable Rate

SEI Institutional International Trust / Quarterly Report / June 30, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2018

Emerging Markets Debt Fund (Continued)

ZAR — South African Rand

The following is a list of the level of inputs used as of June 30, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Global Bonds	$–	$1,427,153	$572	$1,427,725
Affiliated Partnership	–	5,559	–	5,559

Total Investments in Securities	$–	$1,432,712	$572	$1,433,284

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$243	$–	$–	$243
Unrealized Depreciation	(706)	–	–	(706)
Forwards Contracts *
Unrealized Appreciation	–	11,759	–	11,759
Unrealized Depreciation	–	(17,841)	–	(17,841)
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	–	1,134	–	1,134
Unrealized Depreciation	–	(2,491)	–	(2,491)
Credit Default Swaps *
Unrealized Depreciation	–	(123)	–	(123)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Cross Currency Swaps *
Unrealized Appreciation	$–	$120	$–	$120
Unrealized Depreciation	–	(95)	–	(95)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	–	582	–	582
Unrealized Depreciation	–	(676)	–	(676)

Total Other Financial Instruments	$(463)	$(7,631)	$–	$(8,094)

^ A reconciliation of Level 3 investments is presented when the Fund has significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2018 ($ Thousands):

Security Description	Value 9/30/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2018	Dividend Income
SEI Liquidity Fund, L.P.	$14,597	$43,368	$(52,405)	$1	$(2)	$5,559	$94

As of June 30, 2018, the Emerging Markets Debt Fund is the seller (“providing protection”) on a total notional amount of $1.9 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$-	$32,456	$-	$-	$32,456
Maximum potential amount of future payments	-	1,894,629	-	-	1,894,629
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-400	$-	$-	$-	$-	$-	$-
> than 400	-	-	1,894,629	-	-	1,894,629
Total	$-	$-	$1,894,629	$-	$-	$1,894,629

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

18	SEI Institutional International Trust / Quarterly Report / June 30, 2018

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as amended as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: August 29, 2018

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: August 29, 2018